UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2022 (Unaudited)

Performance preview (for the year ended August 31, 2022)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	-8.28%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	-8.51%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-9.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 10 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	-8.12%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	-8.32%
Bloomberg 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	-7.09%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	-7.46%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified state or city basis.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	-8.58%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	-8.79%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-9.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Portfolio management review

Delaware Funds by Macquarie® Minnesota municipal bond funds

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

As the fiscal year ended August 31, 2022, progressed, investors’ initial optimism about US economic growth gradually gave way to concern that new COVID-19 variants – first Delta, then Omicron – would delay the country’s emergence from the pandemic. Over time, however, as it became evident that Omicron infections were milder for many people, day-to-day concerns about COVID-19 appeared to ease, and economic and health restrictions were gradually lifted.

An ultimately more worrisome development for policymakers and investors alike, however, was the sharp rise in US inflation. Much higher energy prices, exacerbated by Russia’s February 2022 invasion of Ukraine, combined with supply chain challenges to trigger an across-the-board increase in prices. In August 2022, the US Consumer Price Index (CPI) rose an annualized 8.3%, still very high historically but an improvement from the June 2022 peak of 9.1%, which was the largest such 12-month increase in 40 years.

As the US Federal Reserve became increasingly concerned about inflation’s threat to the US economy, the central bank sought to slow the cycle of rising prices by moving aggressively to raise short-term interest rates. The Fed initiated several such rate hikes between March and August 2022. At the end of this fiscal year, the federal funds rate stood at 2.50%, up from zero just several months earlier. In addition, as of the end of August, the Fed was widely expected to continue raising rates later in 2023.

Against this backdrop, the US economy began the Funds’ fiscal year on a strong upswing but finished it on a downward path. In the third quarter of 2021, US gross domestic product (GDP) – a measure of all goods and services produced by the nation in a year – grew by an annualized 2.3%, followed by a fourth-quarter 2021 increase of 6.9%. As economic challenges mounted, however, US GDP turned negative, contracting by 1.6% in the first quarter of 2022 and an estimated 0.6% in the year’s second quarter.

Despite the deteriorating economic environment, US employment trends continued to improve throughout most of the fiscal year. At the start of the 12-month time frame, the country’s jobless rate was 5.2%, well below the pandemic-era peak of 14.7% in April 2020. By the end of the fiscal year, the rate was 3.7%, near an all-time low.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned -8.63% for the fiscal year ended August 31, 2022.

An unfavorable technical backdrop for municipal bonds weighed significantly on the asset class, especially in the first seven months of 2022, when essentially all the negative return seen in the Bloomberg Municipal Bond Index occurred. After five months of positive investment flows into municipal bond mutual funds, market conditions dramatically shifted in 2022. As rates rose sharply and investors feared that significantly higher inflation would eventually lead to even more Fed rate hikes, municipal fund inflows turned to substantial outflows, pushing down bond values.

Against this backdrop, bonds with longer maturities and higher durations (meaning more interest rate sensitivity) tended to underperform their intermediate- and shorter-dated counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally lagged higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) also struggled, though they modestly outperformed their lower-investment-grade counterparts, perhaps due to the volatility-dampening effect of their higher income.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2022.

Returns by maturity
1 year	-1.59%
3 years	-3.94%
5 years	-5.81%
10 years	-7.56%
22+ years	-14.09%

Returns by credit rating
AAA	-8.23%
AA	-8.30%
A	-8.93%
BBB	-10.61%

Source: Bloomberg.

Maintaining a consistent strategy

For the three Funds profiled in this report, our overarching management approach remained consistent, as it does regardless of market conditions. We follow a bottom-up investment approach, meaning we depend on our team’s deep credit research to select securities on an issuer-by-issuer basis. Our strategy regularly emphasizes tax-exempt bonds that provide the Funds’ shareholders with what we believe is a favorable balance between the securities’ risk and return potential.

As we pursue this approach for the Funds, we typically maintain relatively less exposure to highly rated, lower yielding bonds. Instead, we tend to emphasize lower-rated, higher yielding bonds with what we believe is solid underlying credit, as we believe these securities tend to offer more attractive risk-reward opportunity for shareholders.

Portfolio management review

Delaware Funds by Macquarie® Minnesota municipal bond funds

For the three Minnesota-focused Funds, however, we also recognize that the lower-rated, higher yielding bonds that we prefer can be harder to come by, given the distinct characteristics of this state’s municipal marketplace. Minnesota municipal bond issuance tends to feature a higher proportion of highly rated state and local general obligation issues. As a result, our approach with these Funds is to invest in those securities that provide what we believe is the most attractive opportunity at any given time, while continually seeking suitable lower-rated issues to fulfill our management goals.

As of August 31, 2022, roughly 27% of the net assets of both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund were invested in bonds with lower-investment-grade credit ratings (A and BBB). Both Funds also maintained allocations to high yield municipal bonds, referring to securities with credit ratings below BBB-. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2022, about 38% of its portfolio was held in bonds with credit ratings below BBB, including non-rated bonds.

Responding to market conditions

As municipal market conditions weakened in 2022, many mutual funds experienced net shareholder redemptions, including both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund. At various times, then, we had to sell bonds held by the Funds to generate proceeds to fund these redemptions. We were careful to sell bonds in a disciplined way, so that we could preserve the Funds’ balanced positioning as much as possible.

Delaware Minnesota High-Yield Municipal Bond Fund, on the other hand, experienced periods of shareholder inflows. This afforded us proceeds available to purchase bonds during the fiscal year. When searching for bonds to add to this Fund’s portfolio, we evaluated investment opportunities on a case-by-case basis, choosing bonds that we found most attractive at those times we had proceeds available to invest. The charter school sector was a notable area of opportunity during the fiscal year, in our view. We have long favored this market segment for investment. Bonds in this area of the market offered what we believed was their most attractive risk-reward trade-off in several years, and we took advantage of periodic opportunities for the Fund to participate in this sector.

Given the municipal bond market’s struggles in 2022, we took advantage of the opportunity to engage in tax-loss swaps in all three Funds. Pursuing this strategy, we exchanged lower yielding bonds for higher yielding ones, finding the most value in the higher credit tiers. These swaps allowed us to take advantage of the opportunity to secure better yields for the Funds at a similar level of risk, while generating tax losses that we will be able to apply against future capital gains.

Individual performance effects

As we discussed, longer-duration bonds generally underperformed shorter-duration bonds for the fiscal year. Additionally, higher-coupon structured bonds tended to outperform. Accordingly, many of the Funds’ strongest and weakest performers over the 12-month period reflected these performance trends.

In Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, for example, some of the weakest-performing securities for the fiscal year were Minnesota Housing Finance Agency bonds. These securities, yielding 2.2% and maturing in 2051, declined more than 25% for the Funds, hampered by their relatively long maturity date and low coupon – two characteristics investors saw as undesirable during the fiscal period.

Other longer-duration, lower-coupon holdings experienced similar performance challenges. In Delaware Tax-Free Minnesota Fund, for example, bonds for St. Luke’s Hospital in Duluth, with a 2044 maturity date and 3.0% coupon, declined close to 30%. In Delaware Tax-Free Minnesota Intermediate Fund, the weakest individual performers for the fiscal year were lower-coupon, longer-maturity issues from St. Olaf College and the White Bear Lake school district, both of which declined more than 20%.

Meanwhile, in Delaware Minnesota High-Yield Municipal Bond Fund, bonds for The Sanctuary at Brooklyn Center, a senior-housing facility in Brooklyn Center, Minn., declined more than 25% for the Fund’s fiscal year, likely reflecting some of the issuer’s prior financial challenges.

In contrast, most of the Funds’ strongest individual performers were bonds of creditworthy issuers with relatively little duration, which helped insulate the securities from higher interest rates.

In Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, for example, positions in currently callable Minnesota state general fund revenue bonds returned close to 4%, a relatively strong return in a challenging market environment.

Similarly, in Delaware Tax-Free Minnesota Intermediate Fund, currently callable bonds for the Walker Methodist Highview Hill senior-living facility in Lakeville, Minn. (up more than 2%) were a relatively strong performer.

Of final note, both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund benefited from an investment in senior-housing bonds for the Abiitan Mill City project in Minneapolis (up more than 3%), whose near-term call dates proved desirable for investors. Similarly, Delaware Minnesota High-Yield Municipal Bond Fund benefited from holding bonds of Orleans Homes, a senior-housing facility in Stillwater (up more than 3%).

Minnesota economic backdrop

In July 2022, Minnesota saw non-farm employment of 2.93 million, an increase of 2.4% from a year earlier. The state’s unemployment rate finished the month at 1.8%, well below the national average of 3.5%. Meanwhile, per capita personal income in the state was slightly more than double the national level. Minnesota’s general fund net receipts for the 2022 fiscal year were projected to total $30.3 billion, roughly 11% higher than forecasted. Meanwhile, net individual income tax collections for fiscal 2022 were expected to be roughly 17% above projections, while sales tax receipts were expected to exceed the forecast by about 1%. (Sources: bls.gov, revenue.state.mn.us)

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. February 27, 1984)
Excluding sales charge	-8.51%	+0.78%	+1.81%	+5.59%
Including sales charge	-12.64%	-0.14%	+1.35%	+5.47%
Class C (Est. May 4, 1994)
Excluding sales charge	-9.23%	+0.03%	+1.06%	+3.41%
Including sales charge	-10.13%	+0.03%	+1.06%	+3.41%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-8.28%	+1.03%	—	+2.60%
Including sales charge	-8.28%	+1.03%	—	+2.60%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Tax-Free Minnesota Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$11,432

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,942
Delaware Tax-Free Minnesota Fund — Institutional Class shares	$10,000	$12,493

Performance summaries

Delaware Tax-Free Minnesota Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. October 27, 1985)
Excluding sales charge	-8.32%	+0.45%	+1.42%	+4.21%
Including sales charge	-10.86%	-0.12%	+1.13%	+4.13%
Class C (Est. May 4, 1994)
Excluding sales charge	-9.02%	-0.39%	+0.56%	+2.70%
Including sales charge	-9.91%	-0.39%	+0.56%	+2.70%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-8.12%	+0.61%	—	+1.93%
Including sales charge	-8.12%	+0.61%	—	+1.93%
Bloomberg 3–15 Year Blend Municipal
Bond Index	-7.09%	+1.32%	+2.13%	+2.48%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.00%	1.75%	0.75%
Net expenses (including fee waivers, if any)	0.81%	1.56%	0.56%
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,344
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$11,190

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,592
Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$10,000	$11,802

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The Bloomberg 3-15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	-8.79%	+1.23%	+2.19%	+4.39%
Including sales charge	-12.87%	+0.30%	+1.72%	+4.21%
Class C (Est. June 7, 1996)
Excluding sales charge	-9.46%	+0.47%	+1.43%	+3.61%
Including sales charge	-10.35%	+0.47%	+1.43%	+3.61%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-8.58%	+1.48%	—	+3.02%
Including sales charge	-8.58%	+1.48%	—	+3.02%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.72%	0.72%
Net expenses (including fee waivers, if any)	0.88%	1.63%	0.63%
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$11,858

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,944
Delaware Minnesota High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$12,942

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2022 to August 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$937.30	0.85%	$4.15
Class C	1,000.00	934.00	1.60%	7.80
Institutional Class	1,000.00	939.30	0.60%	2.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$943.50	0.82%	$4.02
Class C	1,000.00	939.20	1.56%	7.63
Institutional Class	1,000.00	943.80	0.56%	2.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$934.70	0.87%	$4.24
Class C	1,000.00	931.30	1.62%	7.89
Institutional Class	1,000.00	935.80	0.62%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.82	0.87%	$4.43
Class C	1,000.00	1,017.04	1.62%	8.24
Institutional Class	1,000.00	1,022.08	0.62%	3.16

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.82%
Corporate Revenue Bonds	2.10%
Education Revenue Bonds	21.23%
Electric Revenue Bonds	8.53%
Healthcare Revenue Bonds	23.95%
Housing Revenue Bonds	0.49%
Lease Revenue Bonds	2.23%
Local General Obligation Bonds	13.12%
Pre-Refunded/Escrowed to Maturity Bonds	2.86%
Special Tax Revenue Bonds	4.21%
State General Obligation Bonds	10.23%
Transportation Revenue Bonds	5.26%
Water & Sewer Revenue Bonds	2.61%
Short-Term Investments	2.87%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	94.43%
Puerto Rico	5.26%
Total Value of Securities	99.69%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.34%
Corporate Revenue Bond	1.11%
Education Revenue Bonds	15.96%
Electric Revenue Bonds	5.39%
Healthcare Revenue Bonds	28.50%
Housing Revenue Bonds	0.62%
Lease Revenue Bonds	4.47%
Local General Obligation Bonds	20.60%
Pre-Refunded/Escrowed to Maturity Bonds	2.56%
Special Tax Revenue Bonds	2.75%
State General Obligation Bonds	11.52%
Transportation Revenue Bonds	3.33%
Water & Sewer Revenue Bonds	1.53%
Short-Term Investments	0.63%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.94%
Puerto Rico	3.03%
Total Value of Securities	98.97%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.14%
Corporate Revenue Bonds	2.24%
Education Revenue Bonds	27.08%
Electric Revenue Bonds	4.42%
Healthcare Revenue Bonds	31.09%
Housing Revenue Bonds	1.58%
Lease Revenue Bonds	2.40%
Local General Obligation Bonds	7.40%
Pre-Refunded/Escrowed to Maturity Bonds	2.73%
Special Tax Revenue Bonds	4.40%
State General Obligation Bonds	8.30%
Transportation Revenue Bonds	4.55%
Water & Sewer Revenue Bonds	0.95%
Short-Term Investments	1.93%
Total Value of Securities	99.07%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	94.00%
Puerto Rico	5.07%
Total Value of Securities	99.07%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 96.82%
Corporate Revenue Bonds — 2.10%
Cottonwood Revenue (Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$765,050
Minnesota Municipal Gas Agency Revenue (Subordinate) Series A 4.00% 12/1/52 •	2,000,000	2,029,880
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	8,570,118
		11,365,048
Education Revenue Bonds — 21.23%
Bethel Charter School Lease Revenue (Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	786,526
Series A 4.25% 7/1/47	1,550,000	1,349,771
Series A 4.375% 7/1/52	400,000	348,600
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,227,004
Series A 5.00% 3/1/39	385,000	369,130
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	251,502
Series A 5.00% 7/1/45	1,705,000	1,706,944
Deephaven Charter School Lease Revenue (Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,039,140
Duluth Housing & Redevelopment Authority Revenue (Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	693,070
Series A 5.00% 11/1/48	2,800,000	2,662,632
Duluth Independent School District No. 709 Certificates of Participation Series B 5.00% 2/1/28	350,000	388,867
Forest Lake Charter School Lease Revenue (Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	406,232
Series A 5.375% 8/1/50	1,690,000	1,721,637
Series A 5.50% 8/1/36	580,000	591,026
Series A 5.75% 8/1/44	1,190,000	1,214,823

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Ham Lake Charter School Lease Revenue (Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	$767,586
Series A 5.00% 7/1/47	2,290,000	2,210,880
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	580,000	582,674
Series A 5.00% 7/1/44	2,545,000	2,501,658
Minneapolis Charter School Lease Revenue (Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	764,843
Series A 5.50% 6/1/57	500,000	512,465
(Hiawatha Academies Project) Series A 144A 5.00% 7/1/32 #	300,000	298,827
Series A 144A 5.375% 7/1/42 #	880,000	867,786
Series A 144A 5.50% 7/1/52 #	1,440,000	1,412,971
Series A 144A 5.50% 7/1/57 #	1,120,000	1,089,446
Minneapolis Student Housing Revenue (Riverton Community Housing Project) 5.25% 8/1/39	470,000	475,856
5.50% 8/1/49	2,260,000	2,289,312
Minnesota Higher Education Facilities Authority Revenue (Bethel University)
5.00% 5/1/37	1,250,000	1,265,575
5.00% 5/1/47	250,000	250,598
(Carleton College) 4.00% 3/1/35	1,000,000	1,022,910
4.00% 3/1/36	415,000	422,881
5.00% 3/1/44	2,110,000	2,245,504
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	944,080
(College of St. Scholastica) 4.00% 12/1/29	280,000	284,864
4.00% 12/1/30	290,000	292,685
4.00% 12/1/33	500,000	495,535
4.00% 12/1/34	500,000	491,960
4.00% 12/1/40	1,200,000	1,141,464
(Gustavus Adolphus College) 5.00% 10/1/47	6,600,000	6,768,432
(St. Catherine University) Series A 4.00% 10/1/36	925,000	914,020

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University)
Series A 5.00% 10/1/35	875,000	$931,543
Series A 5.00% 10/1/45	2,120,000	2,212,559
(St. John’s University) Series 8-I 5.00% 10/1/32	500,000	522,560
Series 8-I 5.00% 10/1/33	250,000	260,718
(St. Olaf College) 3.00% 10/1/38	1,000,000	846,470
3.00% 10/1/41	1,585,000	1,273,643
4.00% 10/1/46	1,625,000	1,566,224
4.00% 10/1/50	565,000	541,993
Series 8-G 5.00% 12/1/31	745,000	788,858
Series 8-G 5.00% 12/1/32	670,000	708,384
Series 8-N 4.00% 10/1/35	500,000	503,185
(Trustees of The Hamline University) Series B 5.00% 10/1/37	955,000	976,554
Series B 5.00% 10/1/38	1,000,000	1,021,340
Series B 5.00% 10/1/39	170,000	173,410
Series B 5.00% 10/1/40	625,000	636,719
Series B 5.00% 10/1/47	1,060,000	1,071,925
(University of St. Thomas) 4.00% 10/1/36	1,450,000	1,455,147
4.00% 10/1/37	750,000	748,410
4.00% 10/1/44	1,800,000	1,684,314
5.00% 10/1/40	2,395,000	2,535,131
Series 8-L 5.00% 4/1/35	1,250,000	1,314,663
Series A 4.00% 10/1/34	400,000	404,720
Series A 4.00% 10/1/36	500,000	500,405
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,869,984
Minnesota Office of Higher Education Revenue (Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	805,000	681,545
Minnesota State Colleges & Universities Revenue Series A 5.00% 10/1/26	4,990,000	5,473,731
Otsego Charter School Lease Revenue (Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	509,891
Series A 5.00% 9/1/44	1,165,000	1,096,848

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	875,000	$643,081
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,738,986
(Great River School Project) Series A 144A 4.75% 7/1/29 #	210,000	211,987
Series A 144A 5.50% 7/1/52 #	735,000	745,819
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/43	250,000	247,753
Series A 5.75% 9/1/46	1,000,000	1,036,380
(Nova Classical Academy Project) Series A 4.00% 9/1/36	500,000	454,800
Series A 4.125% 9/1/47	1,750,000	1,492,837
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,458,734
St. Paul Housing & Redevelopment Authority Revenue (Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/30	300,000	319,578
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	3,242,525
Series A 5.00% 9/1/34	2,875,000	3,137,344
Series A 5.00% 4/1/35	3,175,000	3,383,185
Series A 5.00% 4/1/36	2,650,000	2,820,050
Series A 5.00% 4/1/37	1,125,000	1,195,628
Series A 5.00% 11/1/39	5,880,000	6,587,364
Series A 5.00% 9/1/40	1,560,000	1,684,176
Series A 5.00% 9/1/41	1,750,000	1,886,482
Series A 5.00% 4/1/44	3,000,000	3,272,250
		114,941,549
Electric Revenue Bonds — 8.53%
Central Minnesota Municipal Power Agency Revenue (Brookings - Southeast Twin Cities Transmission Project) 4.00% 1/1/42 (AGM)	340,000	333,339
Chaska Electric Revenue (Generating Facilities)
Series A 5.00% 10/1/28	350,000	375,480
Series A 5.00% 10/1/30	1,150,000	1,231,604

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	$994,680
5.00% 10/1/29	395,000	415,978
5.00% 10/1/30	500,000	526,555
5.00% 10/1/33	1,205,000	1,267,238
5.00% 10/1/47	2,000,000	2,151,980
Series A 5.00% 10/1/30	1,060,000	1,116,297
Series A 5.00% 10/1/34	750,000	788,273
Series A 5.00% 10/1/35	1,525,000	1,602,180
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	583,043
5.00% 1/1/28	560,000	607,240
5.00% 1/1/29	805,000	869,707
5.00% 1/1/30	520,000	559,208
5.00% 1/1/31	200,000	217,318
5.00% 1/1/32	210,000	227,632
5.00% 1/1/35	160,000	172,078
5.00% 1/1/36	180,000	193,396
5.00% 1/1/41	400,000	426,804
Series A 5.00% 1/1/25	125,000	126,048
Series A 5.00% 1/1/26	425,000	428,561
Series A 5.00% 1/1/31	520,000	524,098
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	348,300
Series AAA 5.25% 7/1/25 ‡	250,000	203,125
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,523,437
Series WW 5.00% 7/1/28 ‡	1,775,000	1,442,188
Series WW 5.25% 7/1/33 ‡	1,250,000	1,015,625
Series XX 4.75% 7/1/26 ‡	260,000	210,275
Series XX 5.25% 7/1/40 ‡	750,000	609,375
Series XX 5.75% 7/1/36 ‡	925,000	758,500
Series ZZ 4.75% 7/1/27 ‡	210,000	169,838
Series ZZ 5.25% 7/1/24 ‡	350,000	284,375
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,502,052
Series A 5.00% 12/1/47	2,265,000	2,425,747
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,400,560
Series A 5.00% 1/1/42	1,500,000	1,623,465
Series A 5.00% 1/1/46	2,000,000	2,129,080

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/47	3,130,000	$3,371,699
(Capital Appreciation) Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,681,900
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	1,235,000	1,294,317
Series A 4.00% 10/1/31	885,000	922,568
Series A 4.00% 10/1/33	365,000	371,494
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/26	1,000,000	1,007,350
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	2,875,000	3,130,156
		46,164,163
Healthcare Revenue Bonds — 23.95%
Anoka Healthcare & Housing Facilities Revenue (The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	992,046
5.375% 11/1/34	320,000	320,458
Apple Valley Senior Housing Revenue (PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	396,785
4.00% 9/1/61	500,000	381,360
(PHS Apple Valley Senior Housing Orchard Path Project)
5.00% 9/1/43	465,000	460,820
5.00% 9/1/58	3,220,000	3,065,440
Apple Valley Senior Living Revenue (Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,016,488
2nd Tier Series B 5.25% 1/1/37	480,000	351,442
4th Tier Series D 7.00% 1/1/37	1,585,000	1,132,530
4th Tier Series D 7.25% 1/1/52	2,580,000	1,699,085
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,074,392
Bethel Senior Housing Revenue (The Lodge at The Lakes at Stillwater Project) 5.00% 6/1/38	450,000	438,480

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Senior Housing Revenue (The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/48	1,000,000	$928,890
5.00% 6/1/53	2,450,000	2,215,437
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	496,645
4.00% 11/1/41	2,000,000	1,904,520
4.50% 11/1/34	1,700,000	1,715,589
5.00% 11/1/26	500,000	518,965
Chatfield Healthcare & Housing Facilities Revenue (Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	433,875
Crookston Health Care Facilities Revenue (Riverview Health Project)
5.00% 5/1/38	100,000	98,717
5.00% 5/1/44	1,500,000	1,453,560
5.00% 5/1/51	1,585,000	1,502,596
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	280,036
Series A 144A 5.00% 8/1/46 #	2,380,000	2,379,834
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	688,448
Series A 5.00% 4/1/40	705,000	657,286
Series A 5.00% 4/1/48	315,000	280,832
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	1,921,280
Series A 5.00% 2/15/48	2,850,000	2,921,906
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	850,000	595,374
Series A 4.00% 6/15/34	215,000	203,252
Series A 4.00% 6/15/36	590,000	547,178
Series A 4.00% 6/15/37	380,000	348,479
Series A 4.00% 6/15/38	150,000	136,014
Series A 4.00% 6/15/39	150,000	134,571
(St. Luke’s Hospital Of Duluth Obligated Group) Series A 4.00% 6/15/36	400,000	370,968

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority (St. Luke’s Hospital Of Duluth Obligated Group) Series B 5.25% 6/15/52	500,000	$509,025
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	500,350
4.00% 4/1/25	660,000	660,086
4.00% 4/1/31	60,000	58,839
Hayward Health Care Facilities Revenue (American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	600,567
5.75% 2/1/44	500,000	443,250
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	400,000	294,140
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,858,580
5.00% 5/1/27	1,400,000	1,500,618
5.00% 5/1/29	1,000,000	1,061,130
5.00% 5/1/30	850,000	899,334
5.00% 5/1/31	500,000	526,080
5.00% 5/1/32	500,000	522,275
(North Memorial Health Care) 4.00% 9/1/35	350,000	328,118
5.00% 9/1/31	1,000,000	1,033,740
5.00% 9/1/32	1,000,000	1,028,940
Maple Plain Senior Housing & Health Care Revenue (Haven Homes Project) 5.00% 7/1/54	3,500,000	3,184,545
Minneapolis Health Care System Revenue (Allina Health System) 4.00% 11/15/40	4,000,000	3,913,200
(Fairview Health Services) Series A 4.00% 11/15/48	5,600,000	5,112,744
Series A 5.00% 11/15/33	500,000	521,175
Series A 5.00% 11/15/34	500,000	519,480
Series A 5.00% 11/15/35	1,000,000	1,066,660
Series A 5.00% 11/15/44	1,000,000	1,023,790
Series A 5.00% 11/15/49	3,475,000	3,611,220

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	$489,115
5.25% 11/1/45	1,950,000	1,931,787
5.375% 11/1/50	455,000	455,036
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,708,797
Rochester Health Care & Housing Revenue (The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,038,468
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/39	3,000,000	2,931,960
5.00% 11/15/57	6,250,000	6,805,500
Sartell Health Care & Housing Facilities Revenue (Country Manor Campus LLC Project)
Series A 5.00% 9/1/32	1,000,000	1,001,310
Series A 5.00% 9/1/35	250,000	243,705
Series A 5.30% 9/1/37	1,200,000	1,197,528
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,245,159
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	915,028
5.00% 9/1/24	575,000	597,166
5.00% 9/1/25	750,000	777,285
5.00% 9/1/26	575,000	594,694
5.00% 9/1/27	405,000	417,992
5.00% 9/1/28	425,000	437,410
5.00% 9/1/29	425,000	436,492
5.00% 9/1/34	730,000	742,344
St. Cloud Health Care Revenue (Centracare Health System Project)
4.00% 5/1/49	5,315,000	4,996,738
5.00% 5/1/48	4,690,000	4,888,434
Series A 4.00% 5/1/37	1,765,000	1,726,805
Series A 5.00% 5/1/46	5,275,000	5,469,067

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	$2,306,773
Series A 5.00% 11/15/47	1,560,000	1,613,805
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,309,604
Series A 5.00% 7/1/32	3,500,000	3,643,500
Series A 5.00% 7/1/33	1,260,000	1,308,031
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,860,928
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Marian Center Project)
Series A 5.30% 11/1/30	500,000	486,725
Series A 5.375% 5/1/43	500,000	452,260
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
3.75% 8/1/36	500,000	448,550
4.00% 8/1/44	800,000	691,304
5.00% 8/1/49	1,000,000	1,000,650
5.00% 8/1/54	875,000	863,957
West St. Paul Housing & Health Care Facilities Revenue (Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	224,145
4.75% 11/1/52	750,000	652,725
Woodbury, Minnesota Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,908,961
		129,661,202
Housing Revenue Bonds — 0.49%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	630,000	476,469
Series I 2.20% 1/1/51	1,195,000	833,441

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,330,306
		2,640,216
Lease Revenue Bonds — 2.23%
Minnesota General Fund Revenue (Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,271,813
Series A 5.00% 6/1/43	3,835,000	3,899,351
Series B 5.00% 3/1/28	2,500,000	2,529,725
Series B 5.00% 3/1/29	1,000,000	1,011,890
Minnesota Housing Finance Agency (State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,625,033
Series C 5.00% 8/1/35	1,645,000	1,707,165
		12,044,977
Local General Obligation Bonds — 13.12%
Anoka-Hennepin Independent School District No. 11 (Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	619,605
Series A 4.00% 2/1/32	300,000	317,397
Blooming Prairie Independent School District No. 756 (School Building) Series A 3.00% 2/1/33	200,000	198,920
Brainerd Independent School District No. 181 (School Building)
Series A 4.00% 2/1/38	1,500,000	1,515,585
Series A 4.00% 2/1/43	3,500,000	3,505,845
Burnsville-Eagan-Savage Independent School District No. 191 (Alternative Facilities)
Series A 4.00% 2/1/28	920,000	950,452
Series A 4.00% 2/1/29	1,800,000	1,857,294
Chaska Independent School District No. 112 (School Building) Series A 5.00% 2/1/27	1,905,000	2,070,240
City of Marshall Series B 4.00% 4/1/28	275,000	295,850

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth (DECC Improvement)
Series A 5.00% 2/1/30	630,000	$679,272
Series A 5.00% 2/1/32	1,000,000	1,075,840
Series A 5.00% 2/1/33	3,585,000	3,880,046
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	167,488
Series A 4.00% 2/1/28	1,250,000	1,308,550
Hennepin County
Series A 5.00% 12/1/26	2,635,000	2,913,519
Series A 5.00% 12/1/36	940,000	1,018,763
Series A 5.00% 12/1/37	5,495,000	5,994,015
Series A 5.00% 12/1/38	3,310,000	3,630,441
Series B 5.00% 12/1/30	1,000,000	1,093,840
Series C 5.00% 12/1/28	1,500,000	1,723,140
Series C 5.00% 12/1/30	1,245,000	1,361,831
Series C 5.00% 12/1/37	3,000,000	3,247,620
Lakeville Independent School District No. 194 (Minnesota School District Credit Enhancement Program) Series B 4.00% 2/1/28	1,000,000	1,063,390
Mahtomedi Independent School District No. 832 (School Building) Series A 5.00% 2/1/30	445,000	466,930
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	460,535
Series A 4.00% 2/1/37	600,000	607,602
Series A 4.00% 2/1/38	625,000	630,581
Series A 5.00% 2/1/33	1,420,000	1,695,068
Series B 4.00% 2/1/36	945,000	967,122
Series B 4.00% 2/1/37	1,255,000	1,270,901
Series B 4.00% 2/1/38	1,305,000	1,316,654
Series D 5.00% 2/1/33	1,710,000	1,980,761
Series D 5.00% 2/1/34	1,900,000	2,189,769
(School Building) Series B 4.00% 2/1/37	1,000,000	1,007,470
Mounds View Independent School District No. 621 (Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,015,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mountain Iron-Buhl Independent School District No. 712 (School Building) Series A 4.00% 2/1/26	1,315,000	$1,376,042
St. Michael-Albertville Independent School District No. 885 (School Building) Series A 5.00% 2/1/27	1,865,000	2,012,130
St. Paul Independent School District No. 625 (School Building) Series D 4.00% 2/1/32	200,000	210,268
Virginia, Minnesota Sales Tax Revenue (General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	516,165
Wayzata Independent School District No. 284 (School Building) Series A 5.00% 2/1/28	1,950,000	2,159,703
White Bear Lake Independent School District No. 624 Series A 3.00% 2/1/43	10,645,000	8,660,665
		71,033,209
Pre-Refunded/Escrowed to Maturity Bonds — 2.86%
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	350,763
Series 7-Q 5.00% 10/1/24-22 §	475,000	476,036
Series 7-Q 5.00% 10/1/27-22 §	200,000	200,436
Minnesota State (Various Purposes) Series A Unrefunded Balance 4.00% 8/1/27-22 §	955,000	955,439
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	304,608
Series B 5.00% 12/1/28-23 §	275,000	283,957
Series B 5.00% 12/1/31-23 §	1,365,000	1,409,458
Series B 5.00% 12/1/33-23 §	300,000	309,771
Rochester Health Care Facilities Revenue (Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	301,136
5.00% 7/1/33-23 §	650,000	663,520
Sartell Health Care & Housing Facilities Revenue (Country Manor Campus LLC Project) Series A 5.25% 9/1/27-22 §	1,280,000	1,281,152

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue (Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	$975,838
Series A 5.00% 11/15/30-25 §	670,000	718,475
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,136,000
Series A 5.00% 1/1/46-24 §	3,000,000	3,102,000
		15,468,589
Special Tax Revenue Bonds — 4.21%
Commonwealth of Puerto Rico (Subordinate) 2.281% 11/1/51 •	3,652,576	1,666,488
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	257,190
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.557% 7/1/46 ^	22,060,000	6,317,763
Series A-1 4.75% 7/1/53	10,200,000	9,754,260
Series A-1 5.00% 7/1/58	1,500,000	1,455,150
Series A-1 5.216% 7/1/51 ^	5,052,000	1,077,390
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	688,431
Series G 5.00% 11/1/31	1,500,000	1,576,560
		22,793,232
State General Obligation Bonds — 10.23%
Commonwealth of Puerto Rico (Restructured)
Series A-1 4.00% 7/1/33	248,337	232,694
Series A-1 4.00% 7/1/35	223,221	205,241
Series A-1 4.00% 7/1/37	191,584	171,676
Series A-1 4.00% 7/1/41	260,480	227,480
Series A-1 4.00% 7/1/46	270,896	230,048
(Subordinate) 2.807% 11/1/43 •	1,233,734	636,915
Minnesota State
Series A 5.00% 8/1/30	1,250,000	1,418,338
Series A 5.00% 8/1/35	2,975,000	3,320,189
(State Trunk Highway) Series E 5.00% 10/1/26	4,875,000	5,345,584

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State (Various Purposes)
Series A 4.00% 9/1/39	670,000	$685,477
Series A 4.00% 9/1/40	1,410,000	1,436,607
Series A 5.00% 8/1/27	7,590,000	8,133,975
Series A 5.00% 8/1/29	2,500,000	2,677,000
Series A 5.00% 8/1/30	4,200,000	4,405,968
Series A 5.00% 8/1/32	3,875,000	4,062,782
Series A 5.00% 8/1/33	2,075,000	2,333,421
Series A 5.00% 10/1/33	3,000,000	3,319,710
Series A 5.00% 8/1/35	500,000	566,900
Series A 5.00% 8/1/38	3,450,000	3,789,549
Series A 5.00% 8/1/39	1,000,000	1,150,400
Series A 5.00% 8/1/41	1,500,000	1,716,195
Series D 5.00% 8/1/26	6,000,000	6,556,980
Series D 5.00% 8/1/27	2,525,000	2,765,329
		55,388,458
Transportation Revenue Bonds — 5.26%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Senior)
Series A 5.00% 1/1/32	1,245,000	1,347,949
Series C 5.00% 1/1/29	410,000	448,733
Series C 5.00% 1/1/33	850,000	917,737
Series C 5.00% 1/1/36	600,000	641,142
Series C 5.00% 1/1/41	600,000	631,050
Series C 5.00% 1/1/46	1,595,000	1,657,699
(Subordinate) Series A 5.00% 1/1/35	1,000,000	1,021,880
Series A 5.00% 1/1/44	3,000,000	3,183,810
Series B 5.00% 1/1/30 (AMT)	1,080,000	1,180,375
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,297,737
Series B 5.00% 1/1/44 (AMT)	5,600,000	5,814,032
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,047,520
Series B 5.00% 1/1/49 (AMT)	9,000,000	9,302,850
		28,492,514

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 2.61%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	$2,400,000
Series B 5.00% 9/1/25	2,000,000	2,000,000
Series C 4.00% 3/1/31	3,120,000	3,298,308
Series C 4.00% 3/1/32	3,225,000	3,399,698
Series E 5.00% 9/1/23	2,000,000	2,000,000
Minnesota Public Facilities Authority Series B 4.00% 3/1/26	1,000,000	1,054,350
		14,152,356
Total Municipal Bonds (cost $546,802,667)		524,145,513

Short-Term Investments — 2.87%
Variable Rate Demand Notes — 2.87%¤
Minneapolis Health Care System Revenue (Fairview Health Services) Series C 1.08% 11/15/48 (LOC – Wells Fargo Bank N.A.)	1,390,000	1,390,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series B-1 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	10,175,000	10,175,000
Series B-2 1.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,950,000	3,950,000
Total Short-Term Investments (cost $15,515,000)		15,515,000
Total Value of Securities—99.69%
(cost $562,317,667)		$539,660,513

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $16,621,874, which represents 3.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 98.34%
Corporate Revenue Bond — 1.11%
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$875,309
		875,309
Education Revenue Bonds — 15.96%
Bethel Charter School Lease Revenue (Spectrum High School Project) Series A 4.00% 7/1/32	425,000	397,945
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	477,919
Cologne Charter School Lease Revenue (Cologne Academy Project) Series A 5.00% 7/1/29	305,000	308,700
Duluth Housing & Redevelopment Authority Revenue (Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	396,040
Forest Lake Charter School Lease Revenue Fund (Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	427,984
Hugo Charter School Lease Revenue (Noble Academy Project) Series A 5.00% 7/1/29	530,000	535,591
Minneapolis Charter School Lease Revenue (Cyber Village Academy Project) Series A 5.25% 6/1/42	250,000	254,947
(Hiawatha Academies Project) 144A 5.00% 7/1/32 #	500,000	498,045
Minneapolis Student Housing Revenue (Riverton Community Housing Project) 5.25% 8/1/39	525,000	531,542
Minnesota Higher Education Facilities Authority Revenue (Bethel University) 5.00% 5/1/32	750,000	765,720
(Gustavus Adolphus College) 5.00% 10/1/34	435,000	461,331
5.00% 10/1/35	555,000	586,296
(St. Catherine University) Series A 5.00% 10/1/35	565,000	601,510
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	136,132

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (St. Olaf College) 3.00% 10/1/41	415,000	$333,477
4.00% 10/1/46	125,000	120,479
Series 8-G 5.00% 12/1/31	125,000	132,359
Series 8-G 5.00% 12/1/32	125,000	132,161
(University of St. Thomas) 4.00% 10/1/36	300,000	301,065
5.00% 10/1/34	350,000	380,555
5.00% 10/1/35	750,000	810,743
Series 7-U 4.00% 4/1/26	1,400,000	1,410,444
Series A 5.00% 10/1/29	630,000	688,294
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	303,987
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	143,648
(Hmong College Prep Academy Project) Series A 5.00% 9/1/40	1,000,000	999,990
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	263,383
University of Minnesota (State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	200,000	237,546
		12,637,833
Electric Revenue Bonds — 5.39%
Central Minnesota Municipal Power Agency Revenue (Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	266,190
Chaska Electric Revenue Series A 5.00% 10/1/28	250,000	268,200
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/29	500,000	526,555
Series A 5.00% 10/1/30	240,000	252,746
Northern Municipal Power Agency Electric System Revenue 5.00% 1/1/29	150,000	161,360
5.00% 1/1/30	235,000	256,141
5.00% 1/1/31	350,000	376,274

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue Series A 5.00% 1/1/25	200,000	$201,676
Rochester Electric Utility Revenue Series A 5.00% 12/1/28	300,000	331,968
Series A 5.00% 12/1/29	500,000	551,360
Series A 5.00% 12/1/31	575,000	630,171
St. Paul Housing & Redevelopment Energy Revenue Series A 4.00% 10/1/30	425,000	445,413
		4,268,054
Healthcare Revenue Bonds — 28.50%
Anoka Healthcare & Housing Facilities Revenue (The Homestead at Anoka Project) 5.375% 11/1/34	270,000	270,386
Apple Valley Senior Living Revenue (PHS Apple Valley Senior Housing, Inc.- Orchard Path Phase II Project) 4.00% 9/1/61	370,000	282,206
(Senior Living LLC Project) 3rd Tier Series C 4.25% 1/1/27	475,000	400,729
3rd Tier Series C 5.00% 1/1/32	400,000	300,572
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	220,680
Bethel Senior Housing Revenue (The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	243,600
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	624,036
Chatfield Healthcare & Housing Facilities Revenue (Chosen Valley Care Center Project) 4.00% 9/1/34	100,000	84,672
4.00% 9/1/39	100,000	79,324
Crookston Health Care Facilities Revenue (RiverView Health Project) 5.00% 5/1/38	400,000	394,868
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	480,062

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority (Essentia Health Obligated Group) Series A 5.00% 2/15/37	750,000	$782,715
Series A 5.00% 2/15/48	390,000	399,840
(St. Luke’s Hospital of Duluth Obligated Group) Series A 4.00% 6/15/33	380,000	363,356
Series B 5.25% 6/15/47	500,000	511,380
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	270,019
Hayward Health Care Facilities Revenue (American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	223,334	217,058
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation) 4.00% 5/1/37	500,000	464,645
5.00% 5/1/28	1,000,000	1,065,840
(North Memorial Health Care) 5.00% 9/1/31	320,000	330,797
Minneapolis Health Care System Revenue (Allina Health System) 4.00% 11/15/40	1,750,000	1,712,025
(Fairview Health Services) Series A 5.00% 11/15/33	500,000	521,175
Series A 5.00% 11/15/34	500,000	519,480
Series A 5.00% 11/15/35	500,000	533,330
Series A 5.00% 11/15/49	1,000,000	1,039,200
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	518,462
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,332,417
Rochester Healthcare Facilities Revenue (Mayo Clinic) 4.00% 11/15/39	2,500,000	2,443,300
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	530,346

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue (Centracare Health System Project) 5.00% 5/1/48	1,810,000	$1,886,581
Series A 4.00% 5/1/37	240,000	234,806
Series A 5.00% 5/1/46	235,000	243,646
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services) Series A 5.00% 11/15/47	275,000	284,485
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/32	1,000,000	1,041,000
Series A 5.00% 7/1/33	200,000	207,624
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Episcopal Homes Project) 5.00% 5/1/33	500,000	486,275
Wayzata Senior Housing Revenue (Folkestone Senior Living Community) 5.00% 8/1/34	125,000	126,678
5.00% 8/1/35	150,000	151,852
West St. Paul, Housing & Health Care Facilities Revenue (Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	486,495
Woodbury Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.00% 12/1/34	500,000	475,320
		22,561,282
Housing Revenue Bonds — 0.62%
Minnesota Housing Finance Agency Residential Housing Finance Series I 2.00% 7/1/40	275,000	207,982
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	285,000	285,066
		493,048
Lease Revenue Bonds — 4.47%
Minnesota General Fund Revenue (Appropriations) Series A 5.00% 6/1/38	1,100,000	1,119,195
Series A 5.00% 6/1/43	715,000	726,998

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue (Appropriations) Series B 5.00% 3/1/27	1,000,000	$1,011,890
Minnesota Housing Finance Agency (State Appropriation Housing Infrastructure) Series A 4.00% 8/1/33	655,000	680,394
		3,538,477
Local General Obligation Bonds — 20.60%
Bloomington Independent School District No. 271 (School District Credit Enhancement Program) Series A 2.00% 2/1/27	585,000	563,858
Duluth Independent School District No. 709 Series A 4.00% 2/1/28	250,000	261,710
Hennepin County Series A 5.00% 12/1/36	1,500,000	1,625,685
Series A 5.00% 12/1/38	1,055,000	1,157,135
Series C 5.00% 12/1/30	1,500,000	1,640,760
Hennepin County Regional Railroad Authority Series D 5.00% 12/1/30	2,365,000	2,779,655
Lakeville Independent School District No. 194 Series B 4.00% 2/1/28	975,000	1,036,805
Minneapolis Special School District No. 1 Series A 4.00% 2/1/36	120,000	122,809
Series B 4.00% 2/1/37	600,000	604,482
Series B 5.00% 2/1/40	500,000	565,485
Series D 5.00% 2/1/34	250,000	288,128
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series A 4.00% 2/1/30	500,000	534,810
Park Rapids Independent School District No. 309 (Park Rapids Area Public Schools) Series A 4.00% 2/1/31	605,000	654,283
Plymouth General Obligation Improvement Series A 3.00% 2/1/32	535,000	536,530
St. Cloud General Obligation Tax Abatement Series C 3.00% 10/1/32	425,000	418,345
St. Michael-Albertville Independent School District No. 885 (School Building) Series A 5.00% 2/1/27	500,000	539,445

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Virginia, Minnesota (General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	$1,006,700
White Bear Lake Independent School District No. 624 Series A 3.00% 2/1/43	2,420,000	1,968,888
		16,305,513
Pre-Refunded/Escrowed to Maturity Bonds — 2.56%
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	425,926
St. Paul Housing & Redevelopment Authority Hospital Revenue (Healtheast Care System Project) Series A 5.00% 11/15/29-25 §	165,000	176,938
Series A 5.00% 11/15/30-25 §	120,000	128,682
Western Minnesota Municipal Power Agency Revenue Series A 5.00% 1/1/33-24 §	1,250,000	1,292,500
		2,024,046
Special Tax Revenue Bonds — 2.75%
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	155,856
Puerto Rico Sales Tax Financing Revenue (Restructured) Series A-1 4.55% 7/1/40	830,000	829,992
Series A-1 4.62% 7/1/46 ^	530,000	151,787
Series A-1 4.75% 7/1/53	655,000	626,376
Series A-1 5.216% 7/1/51 ^	289,000	61,632
Series A-2 4.536% 7/1/53	378,000	348,875
		2,174,518
State General Obligation Bonds — 11.52%
Commonwealth of Puerto Rico 2.807% 11/1/43 •	427,357	220,623
(Restructured) Series A-1 4.00% 7/1/41	90,228	78,797
Series A-1 4.00% 7/1/46	93,836	79,687
Minnesota State Series A 5.00% 9/1/31	2,250,000	2,635,785
Series A 5.00% 8/1/33	285,000	320,494
Series A 5.00% 8/1/34	1,000,000	1,117,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State Series A 5.00% 8/1/40	750,000	$841,980
Series D 5.00% 8/1/26	2,500,000	2,732,075
Series D 5.00% 8/1/27	500,000	547,590
Series E 5.00% 10/1/26	500,000	548,265
		9,123,046
Transportation Revenue Bonds — 3.33%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Subordinate) Series A 5.00% 1/1/49	1,000,000	1,056,590
Series B 5.00% 1/1/30 (AMT)	180,000	196,729
St. Paul Housing & Redevelopment Authority (Parking Enterprise) Series A 4.00% 8/1/26	450,000	462,163
Series A 4.00% 8/1/27	545,000	558,936
Series A 4.00% 8/1/28	350,000	362,075
		2,636,493
Water & Sewer Revenue Bonds — 1.53%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area) Series C 4.00% 3/1/31	565,000	597,290
Series C 4.00% 3/1/32	585,000	616,689
		1,213,979
Total Municipal Bonds (cost $81,298,003)		77,851,598

Short-Term Investments — 0.63%
Variable Rate Demand Notes — 0.63%¤
Minneapolis Health Care System Revenue (Fairview Health Services) Series C 1.08% 11/15/48 (LOC – Wells Fargo Bank N.A.)	150,000	150,000

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	350,000	$350,000
Total Short-Term Investments (cost $500,000)		500,000
Total Value of Securities—98.97% (cost $81,798,003)		$78,351,598

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $1,997,064, which represents 2.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

Summary of abbreviations: (continued)

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 97.14%
Corporate Revenue Bonds — 2.24%
Cottonwood (Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$925,710
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	3,975,000	3,931,474
		4,857,184
Education Revenue Bonds — 27.08%
Bethel Charter School Lease Revenue (Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	764,983
Series A 4.25% 7/1/47	750,000	653,115
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,217,651
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	273,275
Series A 5.00% 7/1/34	250,000	251,503
Series A 5.00% 7/1/45	360,000	360,410
Deephaven Charter School Lease Revenue (Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,019,570
Duluth Housing & Redevelopment Authority Revenue (Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	950,940
Forest Lake Charter School Lease Revenue Fund (Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	672,355
Series A 5.75% 8/1/44	585,000	597,203
Ham Lake Charter School Lease Revenue (Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	235,794
Series A 5.00% 7/1/47	710,000	685,469
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	638,086
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	420,000	421,936
Series A 5.00% 7/1/44	495,000	486,570

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue (Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$1,434,902
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	680,423
Series A 144A 5.50% 7/1/52 #	1,130,000	1,108,790
Series A 144A 5.50% 7/1/57 #	880,000	855,993
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	725,355
144A 5.00% 8/1/53 #	570,000	560,281
5.25% 8/1/39	800,000	809,968
Minnesota Higher Education Facilities Authority Revenue (Bethel University)
5.00% 5/1/32	1,150,000	1,174,104
5.00% 5/1/47	2,750,000	2,756,572
(Carleton College) 4.00% 3/1/37	635,000	644,023
(Green Bonds) Series A 5.00% 10/1/32	500,000	554,135
(Gustavus Adolphus College) 5.00% 10/1/47	2,100,000	2,153,592
(Macalester College)
3.00% 3/1/40	365,000	304,494
3.00% 3/1/43	325,000	258,005
4.00% 3/1/31	125,000	135,458
4.00% 3/1/32	155,000	166,041
4.00% 3/1/33	150,000	159,426
4.00% 3/1/34	150,000	157,409
4.00% 3/1/35	125,000	130,066
4.00% 3/1/36	125,000	129,194
4.00% 3/1/37	100,000	102,542
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	251,193
4.00% 5/1/25	200,000	200,938
4.00% 5/1/26	100,000	100,437
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	571,027
Series A 5.00% 10/1/32	715,000	768,289
Series A 5.00% 10/1/45	670,000	699,252

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (St. John’s University) Series 8-I 5.00% 10/1/34	215,000	$223,809
(St. Olaf College)
3.00% 10/1/41	530,000	425,887
4.00% 10/1/50	935,000	896,927
Series 8-G 5.00% 12/1/31	205,000	217,068
Series 8-G 5.00% 12/1/32	205,000	216,744
Series 8-N 4.00% 10/1/34	800,000	806,472
Series 8-N 4.00% 10/1/35	590,000	593,758
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	306,771
Series B 5.00% 10/1/39	770,000	785,446
(University of St. Thomas)
4.00% 10/1/37	800,000	798,304
4.00% 10/1/41	1,000,000	964,400
4.00% 10/1/44	1,050,000	982,516
5.00% 10/1/40	1,365,000	1,444,866
Series A 4.00% 10/1/35	400,000	403,116
Otsego Charter School Lease Revenue (Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,351,053
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	750,000	551,213
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,564,640
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,946
Series A 144A 5.50% 7/1/52 #	265,000	268,901
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	214,998
Series A 5.00% 9/1/43	750,000	743,258
Series A 5.00% 9/1/55	1,000,000	964,020
Series A 5.75% 9/1/46	500,000	518,190
Series A 6.00% 9/1/51	3,500,000	3,658,865
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,155,192
Series A 4.125% 9/1/47	1,250,000	1,066,312

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,519,695
St. Paul Housing & Redevelopment Authority Revenue (Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,043,160
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,132,129
Series A 5.00% 9/1/40	900,000	971,640
Series A 5.00% 9/1/41	620,000	668,354
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,170,670
Series A 5.00% 8/1/35	2,200,000	2,597,364
Series A 5.00% 8/1/36	300,000	356,319
Woodbury Charter School Lease Revenue (MSA Building Company) Series A 4.00% 12/1/50	450,000	379,076
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	525,670
Series A 4.00% 7/1/56	575,000	446,792
		58,855,310
Electric Revenue Bonds — 4.42%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	493,254
Series A 5.00% 12/1/26	360,000	362,354
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	173,763
5.00% 10/1/28	500,000	526,555
5.00% 10/1/47	745,000	801,613
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	538,195
5.00% 1/1/28	500,000	538,860
5.00% 1/1/29	470,000	505,593
5.00% 1/1/33	225,000	243,311
5.00% 1/1/34	200,000	215,576
Series A 5.00% 1/1/24	335,000	337,780
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	133,650
Series AAA 5.25% 7/1/25 ‡	95,000	77,188

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	650,000	$528,125
Series WW 5.00% 7/1/28 ‡	585,000	475,312
Series XX 4.75% 7/1/26 ‡	105,000	84,919
Series XX 5.25% 7/1/40 ‡	295,000	239,687
Series XX 5.75% 7/1/36 ‡	370,000	303,400
Series ZZ 4.75% 7/1/27 ‡	85,000	68,744
Series ZZ 5.25% 7/1/24 ‡	130,000	105,625
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	489,771
Series A 5.00% 12/1/35	500,000	543,355
Series A 5.00% 12/1/36	520,000	564,439
Southern Minnesota Municipal Power Agency Revenue Series A 5.00% 1/1/41	400,000	427,652
St. Paul Housing & Redevelopment Energy Revenue Series A 4.00% 10/1/32	800,000	825,224
		9,603,945
Healthcare Revenue Bonds — 31.09%
Anoka Healthcare & Housing Facilities Revenue (The Homestead at Anoka Project) 5.125% 11/1/49	400,000	360,744
Apple Valley Senior Housing Revenue (PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	745,240
5.00% 9/1/43	535,000	530,190
5.00% 9/1/58	1,175,000	1,118,600
Apple Valley Senior Living Revenue (Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	331,598
4th Tier Series D 7.00% 1/1/37	490,000	350,120
4th Tier Series D 7.25% 1/1/52	1,495,000	984,547
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,129,882
Bethel Senior Housing Revenue (The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,340,790
Brooklyn Center Multifamily Housing Revenue (Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	430,725

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Healthcare Facilities Revenue (Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	$1,009,170
Chatfield Healthcare & Housing Facilities Revenue (Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	198,310
5.00% 9/1/52	1,500,000	1,247,340
City of West St. Paul Minnesota (Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,380,885
Crookston Health Care Facilities Revenue (Riverview Health Project) 5.00% 5/1/51	1,025,000	971,710
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	369,974
Series A 144A 5.00% 8/1/51 #	1,625,000	1,617,525
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	315,932
Series A 5.00% 4/1/40	315,000	293,681
Series A 5.00% 4/1/48	185,000	164,933
Duluth Economic Development Authority (Benedictine Health System) Series A 4.00% 7/1/41	930,000	824,631
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,401,600
Series A 5.00% 2/15/48	1,590,000	1,630,116
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/38	400,000	362,704
Series A 4.00% 6/15/39	250,000	224,285
Series B 5.25% 6/15/52	1,000,000	1,018,050
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	181,422
Hayward Health Care Facilities Revenue (American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	682,462
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	90,000	66,182

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	$1,073,330
5.00% 5/1/26	1,300,000	1,384,279
5.00% 5/1/29	500,000	530,565
(North Memorial Health Care)
4.00% 9/1/35	100,000	93,748
5.00% 9/1/30	610,000	633,015
Maple Plain Senior Housing & Health Care Revenue (Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	928,890
Minneapolis Health Care System Revenue (Allina Health System) 4.00% 11/15/40	1,000,000	978,300
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	912,990
Series A 5.00% 11/15/33	1,200,000	1,250,820
Series A 5.00% 11/15/34	500,000	519,480
Series A 5.00% 11/15/44	1,000,000	1,023,790
Series A 5.00% 11/15/49	1,450,000	1,506,840
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,700,136
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/29	415,000	455,326
Morris Health Care Facilities Revenue (Farmington Health Services)
4.10% 8/1/44	500,000	390,090
4.20% 8/1/49	1,500,000	1,141,590
Rochester Health Care & Housing Revenue (The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	175,738
Rochester Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/57	4,000,000	4,355,520
Rochester, Minnesota (The Homestead at Rochester Project) Series A 6.875% 12/1/48	950,000	968,639

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care & Housing Facilities Revenue (Country Manor Campus Project)
Series A 5.00% 9/1/35	350,000	$341,187
Series A 5.25% 9/1/22	1,080,000	1,080,000
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	760,930
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	130,004
5.00% 9/1/34	105,000	106,775
St. Cloud Health Care Revenue (Centracare Health System Project)
4.00% 5/1/49	250,000	235,030
5.00% 5/1/48	4,200,000	4,377,702
Series A 4.00% 5/1/37	1,695,000	1,658,320
Series A 5.00% 5/1/46	2,630,000	2,726,758
St. Joseph Senior Housing & Healthcare Revenue (Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	881,770
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services)
Series A 4.00% 11/15/43	645,000	607,293
Series A 5.00% 11/15/47	485,000	501,728
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,314,205
Series A 5.00% 7/1/29	1,000,000	1,049,820
Series A 5.00% 7/1/32	900,000	936,900
Series A 5.00% 7/1/33	1,540,000	1,598,705
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	559,839
(Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,568,896
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Marian Center Project) Series A 5.375% 5/1/43	1,000,000	904,520

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Victoria Health Care Facilities Revenue (Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	$1,320,105
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
3.75% 8/1/37	500,000	444,520
4.00% 8/1/38	500,000	454,260
4.00% 8/1/39	400,000	360,192
4.00% 8/1/44	700,000	604,891
5.00% 8/1/54	750,000	740,535
		67,571,319
Housing Revenue Bonds — 1.58%
Bethel Senior Housing Revenue (Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	877,400
Minnesota Housing Finance Agency Series I 2.20% 1/1/51	635,000	442,875
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/33	100,000	103,912
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,275,293
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	735,930
		3,435,410
Lease Revenue Bonds — 2.40%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,780,537
Series A 5.00% 6/1/43	1,000,000	1,016,780
Minnesota Housing Finance Agency (State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,471,430
Series D 5.00% 8/1/31	830,000	954,019
		5,222,766
Local General Obligation Bonds — 7.40%
Anoka-Hennepin Independent School District No. 11 Series A 3.00% 2/1/43	500,000	413,070

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth General Obligation Entertainment Convention Center Improvement Series A 5.00% 2/1/34	1,000,000	$1,081,270
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	460,592
Series A 4.20% 3/1/34	750,000	720,847
Hennepin County
Series A 5.00% 12/1/33	1,000,000	1,158,630
Series A 5.00% 12/1/37	910,000	999,626
Series C 5.00% 12/1/37	2,500,000	2,706,350
Mahtomedi Independent School District No. 832 (School Building)
Series A 5.00% 2/1/28	1,000,000	1,053,350
Series A 5.00% 2/1/29	1,000,000	1,050,950
Series A 5.00% 2/1/31	1,000,000	1,047,610
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	163,746
Series A 4.00% 2/1/37	215,000	217,724
Series A 4.00% 2/1/38	220,000	221,965
Series B 4.00% 2/1/36	335,000	342,842
Series B 4.00% 2/1/37	445,000	450,638
Series B 4.00% 2/1/38	465,000	469,153
Series B 5.00% 2/1/40	620,000	701,201
Wayzata Independent School District No. 284 (School Building) Series A 5.00% 2/1/28	650,000	719,901
White Bear Lake Independent School District No. 624 Series A 3.00% 2/1/43	2,595,000	2,111,266
		16,090,731
Pre-Refunded/Escrowed to Maturity Bonds — 2.73%
Deephaven Charter School Lease Revenue (Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	512,650
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	325,709
Series 7-Q 5.00% 10/1/26-22 §	280,000	280,610
Rochester Health Care Facilities Revenue (Olmsted Medical Center Project)
5.00% 7/1/27-23 §	245,000	250,096
5.00% 7/1/28-23 §	225,000	229,680

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue (Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	$294,896
Series A 5.00% 11/15/30-25 §	205,000	219,832
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	517,000
Series A 5.00% 1/1/33-24 §	750,000	775,500
Series A 5.00% 1/1/34-24 §	450,000	465,300
Series A 5.00% 1/1/40-24 §	2,000,000	2,068,000
		5,939,273
Special Tax Revenue Bonds — 4.40%
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	255,990
Minneapolis Tax Increment Revenue (Grant Park Project)
4.00% 3/1/27	200,000	200,028
4.00% 3/1/30	260,000	256,207
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	700,763
4.00% 3/1/27	650,000	650,091
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.583% 7/1/46 ^	3,770,000	1,079,690
Series A-1 4.75% 7/1/53	3,155,000	3,017,126
Series A-1 5.00% 7/1/58	275,000	266,778
Series A-1 5.216% 7/1/51 ^	1,734,000	369,793
Series A-2 4.536% 7/1/53	3,000,000	2,768,850
		9,565,316
State General Obligation Bonds — 8.30%
Commonwealth of Puerto Rico 2.632% 11/1/43 •	1,681,667	868,161
(Restructured)
Series A-1 4.00% 7/1/41	355,064	310,081
Series A-1 4.00% 7/1/46	369,262	313,581
Minnesota State
Series A 5.00% 8/1/27	750,000	803,752
Series A 5.00% 8/1/29	1,000,000	1,070,800
Series A 5.00% 9/1/31	1,250,000	1,464,325

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/33	660,000	$742,196
Series A 5.00% 8/1/34	2,185,000	2,442,284
Series A 5.00% 8/1/39	500,000	575,200
Series A 5.00% 8/1/41	860,000	983,952
Series D 5.00% 8/1/25	820,000	878,056
Series D 5.00% 8/1/26	1,000,000	1,092,830
Series D 5.00% 8/1/27	1,000,000	1,095,180
Series E 5.00% 10/1/26	1,085,000	1,189,735
(Various Purposes)
Series A 4.00% 9/1/40	530,000	540,001
Series A 5.00% 8/1/32	1,915,000	2,007,801
Series A 5.00% 8/1/38	1,000,000	1,098,420
Series A 5.00% 8/1/38	500,000	563,895
		18,040,250
Transportation Revenue Bonds — 4.55%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Senior) Series C 5.00% 1/1/46	185,000	192,272
(Subordinate)
Series A 5.00% 1/1/32	500,000	512,920
Series A 5.00% 1/1/49	5,500,000	5,811,245
Series B 5.00% 1/1/30 (AMT)	475,000	519,147
Series B 5.00% 1/1/47 (AMT)	600,000	628,512
Series B 5.00% 1/1/49 (AMT)	2,150,000	2,222,347
		9,886,443
Water & Sewer Revenue Bonds — 0.95%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,020,150
Series C 4.00% 3/1/32	1,000,000	1,054,170
		2,074,320
Total Municipal Bonds (cost $222,981,228)		211,142,267

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments — 1.93%
Variable Rate Demand Notes — 1.93%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1A 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,500,000	$3,500,000
Series B-2 1.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	705,000	705,000
Total Short-Term Investments (cost $4,205,000)		4,205,000
Total Value of Securities—99.07% (cost $227,186,228)		$215,347,267

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $11,145,372, which represents 5.13% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	August 31, 2022

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$539,660,513	$78,351,598	$215,347,267
Cash	784,240	84,763	756,934
Interest receivable	6,160,449	896,992	2,577,816
Receivable for fund shares sold	694,854	8,781	550,990
Prepaid expenses	95,167	21,702	2,532
Other assets	4,099	606	1,586
Total Assets	547,399,322	79,364,442	219,237,125
Liabilities:
Payable for securities purchased	3,626,432	—	983,336
Payable for fund shares redeemed	1,674,304	89,917	642,209
Other accrued expenses	221,759	55,029	105,165
Distribution payable	217,854	14,414	12,697
Investment management fees payable to affiliates	211,701	20,202	83,559
Distribution fees payable to affiliates	79,728	13,105	30,876
Accounting and administration expenses payable to affiliates	24,218	7,304	11,754
Total Liabilities	6,055,996	199,971	1,869,596
Total Net Assets	$541,343,326	$79,164,471	$217,367,529

Net Assets Consist of:
Paid-in capital	$570,413,604	$83,626,887	$231,875,390
Total distributable earnings (loss)	(29,070,278)	(4,462,416)	(14,507,861)
Total Net Assets	$541,343,326	$79,164,471	$217,367,529

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$317,183,790	$51,298,572	$98,591,651
Shares of beneficial interest outstanding, unlimited authorization, no par	27,924,948	5,093,849	9,784,335
Net asset value per share	$11.36	$10.07	$10.08
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.90	$10.35	$10.55
Class C:
Net assets	$12,837,740	$2,221,886	$11,475,448
Shares of beneficial interest outstanding, unlimited authorization, no par	1,126,489	220,178	1,136,637
Net asset value per share	$11.40	$10.09	$10.10
Institutional Class:
Net assets	$211,321,796	$25,644,013	$107,300,430
Shares of beneficial interest outstanding, unlimited authorization, no par	18,609,354	2,545,472	10,652,277
Net asset value per share	$11.36	$10.07	$10.07

*Investments, at cost	$562,317,667	$81,798,003	$227,186,228

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Year ended August 31, 2022

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$17,796,843	$2,439,747	$7,747,414
Expenses:
Management fees	3,122,089	422,275	1,232,223
Distribution expenses — Class A	859,557	146,808	264,637
Distribution expenses — Class C	151,342	26,575	129,910
Dividend disbursing and transfer agent fees and expenses	416,698	71,979	193,628
Accounting and administration expenses	122,370	53,131	71,225
Audit and tax fees	40,709	40,792	40,709
Legal fees	24,495	3,898	9,103
Trustees’ fees and expenses	20,187	2,602	7,687
Custodian fees	17,477	2,733	6,783
Registration fees	11,746	3,414	3,107
Other	156,719	41,915	77,929
	4,943,389	816,122	2,036,941
Less expenses waived	(485,280)	(169,662)	(223,114)
Less waived distribution expenses — Class A	—	(20,509)	—
Less expenses paid indirectly	(176)	(29)	(79)
Total operating expenses	4,457,933	625,922	1,813,748
Net Investment Income (Loss)	13,338,910	1,813,825	5,933,666

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(5,994,882)	$(858,493)	$(2,014,639)
Net change in unrealized appreciation (depreciation) on investments	(58,761,630)	(8,048,203)	(24,508,368)
Net Realized and Unrealized Gain (Loss)	(64,756,512)	(8,906,696)	(26,523,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,417,602)	$(7,092,871)	$(20,589,341)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,338,910	$14,026,404
Net realized gain (loss)	(5,994,882)	363,044
Net change in unrealized appreciation (depreciation)	(58,761,630)	9,593,632
Net increase (decrease) in net assets resulting from operations	(51,417,602)	23,983,080

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,696,597)	(8,602,767)
Class C	(224,436)	(317,142)
Institutional Class	(5,374,031)	(5,112,180)
	(13,295,064)	(14,032,089)

Capital Share Transactions:
Proceeds from shares sold:
Class A	78,404,017	32,776,523
Class C	1,924,033	2,912,226
Institutional Class	123,458,808	50,547,588
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,030,872	7,926,134
Class C	222,610	317,438
Institutional Class	3,728,698	3,667,541
	214,769,038	98,147,450

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(105,934,797)	$(44,859,294)
Class C	(4,721,588)	(11,729,082)
Institutional Class	(109,837,221)	(19,881,471)
	(220,493,606)	(76,469,847)
Increase (decrease) in net assets derived from capital share transactions	(5,724,568)	21,677,603
Net Increase (Decrease) in Net Assets	(70,437,234)	31,628,594

Net Assets:
Beginning of year	611,780,560	580,151,966
End of year	$541,343,326	$611,780,560

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,813,825	$1,804,783
Net realized gain (loss)	(858,493)	8,561
Net change in unrealized appreciation (depreciation)	(8,048,203)	950,052
Net increase (decrease) in net assets resulting from operations	(7,092,871)	2,763,396

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,236,691)	(1,225,791)
Class C	(35,021)	(45,202)
Institutional Class	(539,394)	(533,028)
	(1,811,106)	(1,804,021)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,787,242	8,198,066
Class C	354,310	203,775
Institutional Class	16,667,624	2,572,951
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,081,064	1,062,594
Class C	34,988	45,232
Institutional Class	530,155	517,558
	23,455,383	12,600,176

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,647,254)	$(4,194,808)
Class C	(869,136)	(2,455,208)
Institutional Class	(13,305,865)	(4,259,309)
	(25,822,255)	(10,909,325)
Increase (decrease) in net assets derived from capital share transactions	(2,366,872)	1,690,851
Net Increase (Decrease) in Net Assets	(11,270,849)	2,650,226

Net Assets:
Beginning of year	90,435,320	87,785,094
End of year	$79,164,471	$90,435,320

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,933,666	$5,390,671
Net realized gain (loss)	(2,014,639)	131,524
Net change in unrealized appreciation (depreciation)	(24,508,368)	6,128,862
Net increase (decrease) in net assets resulting from operations	(20,589,341)	11,651,057

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,698,669)	(2,693,124)
Class C	(232,692)	(287,866)
Institutional Class	(2,961,633)	(2,391,905)
	(5,892,994)	(5,372,895)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,556,227	14,985,779
Class C	2,605,070	1,946,841
Institutional Class	55,946,931	37,821,169
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,584,003	2,555,804
Class C	230,068	286,098
Institutional Class	2,920,723	2,344,543
	80,843,022	59,940,234

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,548,181)	$(12,024,584)
Class C	(4,141,665)	(7,801,987)
Institutional Class	(42,013,074)	(15,296,157)
	(66,702,920)	(35,122,728)
Increase in net assets derived from capital share transactions	14,140,102	24,817,506
Net Increase (Decrease) in Net Assets	(12,342,233)	31,095,668

Net Assets:
Beginning of year	229,709,762	198,614,094
End of year	$217,367,529	$229,709,762

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.70	$12.49	$12.68	$12.14	$12.54

0.27	0.29	0.31	0.36	0.37
(1.34)	0.21	(0.16)	0.54	(0.34)
(1.07)	0.50	0.15	0.90	0.03

(0.27)	(0.29)	(0.31)	(0.36)	(0.37)
—	—	(0.03)	—	(0.06)
(0.27)	(0.29)	(0.34)	(0.36)	(0.43)

$11.36	$12.70	$12.49	$12.68	$12.14

(8.51% )	4.05%	1.30%	7.54%	0.26%

$317,184	$375,799	$373,691	$386,790	$390,477
0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.93%	0.94%
2.25%	2.30%	2.53%	2.92%	2.99%
2.17%	2.22%	2.45%	2.84%	2.90%
24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.75	$12.53	$12.72	$12.18	$12.58

0.18	0.20	0.22	0.27	0.28
(1.35)	0.22	(0.16)	0.54	(0.34)
(1.17)	0.42	0.06	0.81	(0.06)

(0.18)	(0.20)	(0.22)	(0.27)	(0.28)
—	—	(0.03)	—	(0.06)
(0.18)	(0.20)	(0.25)	(0.27)	(0.34)

$11.40	$12.75	$12.53	$12.72	$12.18

(9.23% )	3.35%	0.54%	6.73%	(0.49% )

$12,837	$17,096	$25,219	$29,933	$35,642
1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.68%	1.69%
1.50%	1.55%	1.78%	2.17%	2.24%
1.42%	1.47%	1.70%	2.09%	2.15%
24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.70	$12.49	$12.68	$12.14	$12.54

0.30	0.32	0.34	0.39	0.40
(1.34)	0.21	(0.16)	0.54	(0.34)
(1.04)	0.53	0.18	0.93	0.06

(0.30)	(0.32)	(0.34)	(0.39)	(0.40)
—	—	(0.03)	—	(0.06)
(0.30)	(0.32)	(0.37)	(0.39)	(0.46)

$11.36	$12.70	$12.49	$12.68	$12.14

(8.28% )	4.31%	1.55%	7.81%	0.51%

$211,322	$218,886	$181,242	$169,241	$119,894
0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.68%	0.69%
2.50%	2.55%	2.78%	3.17%	3.24%
2.42%	2.47%	2.70%	3.09%	3.15%
24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.22	$11.10	$11.25	$10.82	$11.17

0.23	0.23	0.27	0.31	0.30
(1.15)	0.11	(0.15)	0.43	(0.31)
(0.92)	0.34	0.12	0.74	(0.01)

(0.23)	(0.22)	(0.27)	(0.31)	(0.30)
—	—	—	—	(0.04)
(0.23)	(0.22)	(0.27)	(0.31)	(0.34)

$10.07	$11.22	$11.10	$11.25	$10.82

(8.32% )	3.13%	1.08%	7.00%	(0.01% )

$51,298	$63,499	$57,788	$55,918	$59,284
0.78%	0.71%	0.71%	0.71%	0.79%
1.01%	1.00%	1.02%	1.04%	1.00%
2.11%	2.01%	2.39%	2.87%	2.77%
1.88%	1.72%	2.08%	2.54%	2.56%
28%	7%	20%	19%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.24	$11.12	$11.27	$10.84	$11.19

0.14	0.13	0.17	0.22	0.21
(1.15)	0.12	(0.15)	0.43	(0.31)
(1.01)	0.25	0.02	0.65	(0.10)

(0.14)	(0.13)	(0.17)	(0.22)	(0.21)
—	—	—	—	(0.04)
(0.14)	(0.13)	(0.17)	(0.22)	(0.25)

$10.09	$11.24	$11.12	$11.27	$10.84

(9.02% )	2.26%	0.22%	6.09%	(0.86% )

$2,222	$2,990	$5,149	$7,167	$8,558
1.56%	1.56%	1.56%	1.56%	1.64%
1.76%	1.75%	1.77%	1.79%	1.75%
1.33%	1.16%	1.54%	2.02%	1.92%
1.13%	0.97%	1.33%	1.79%	1.81%
28%	7%	20%	19%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.22	$11.10	$11.25	$10.83	$11.17

0.25	0.24	0.28	0.33	0.32
(1.15)	0.12	(0.15)	0.42	(0.30)
(0.90)	0.36	0.13	0.75	0.02

(0.25)	(0.24)	(0.28)	(0.33)	(0.32)
—	—	—	—	(0.04)
(0.25)	(0.24)	(0.28)	(0.33)	(0.36)

$10.07	$11.22	$11.10	$11.25	$10.83

(8.12% )	3.29%	1.23%	7.06%	0.23%

$25,644	$23,946	$24,848	$17,718	$11,470
0.56%	0.56%	0.56%	0.56%	0.64%
0.76%	0.75%	0.77%	0.79%	0.75%
2.33%	2.16%	2.54%	3.02%	2.92%
2.13%	1.97%	2.33%	2.79%	2.81%
28%	7%	20%	19%	17%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.34	$11.00	$11.21	$10.66	$10.88

0.27	0.28	0.29	0.32	0.32
(1.26)	0.34	(0.21)	0.55	(0.22)
(0.99)	0.62	0.08	0.87	0.10

(0.27)	(0.28)	(0.29)	(0.32)	(0.32)
(0.27)	(0.28)	(0.29)	(0.32)	(0.32)

$10.08	$11.34	$11.00	$11.21	$10.66

(8.79% )	5.71%	0.81%	8.33%	0.95%

$98,592	$112,606	$103,913	$103,487	$98,980
0.88%	0.89%	0.89%	0.89%	0.89%
0.98%	0.97%	0.97%	0.99%	0.99%
2.58%	2.52%	2.69%	2.97%	2.98%
2.48%	2.44%	2.61%	2.87%	2.88%
23%	3%	18%	12%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.36	$11.02	$11.23	$10.68	$10.90

0.19	0.20	0.21	0.24	0.24
(1.26)	0.34	(0.21)	0.55	(0.22)
(1.07)	0.54	— [2]	0.79	0.02

(0.19)	(0.20)	(0.21)	(0.24)	(0.24)
(0.19)	(0.20)	(0.21)	(0.24)	(0.24)

$10.10	$11.36	$11.02	$11.23	$10.68

(9.46% )	4.92%	0.05%	7.51%	0.19%

$11,476	$14,317	$19,376	$21,059	$21,651
1.63%	1.64%	1.64%	1.64%	1.64%
1.73%	1.72%	1.72%	1.74%	1.74%
1.82%	1.77%	1.94%	2.22%	2.23%
1.73%	1.69%	1.86%	2.12%	2.13%
23%	3%	18%	12%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.33	$11.00	$11.20	$10.66	$10.87

0.30	0.31	0.32	0.35	0.35
(1.26)	0.33	(0.20)	0.54	(0.21)
(0.96)	0.64	0.12	0.89	0.14

(0.30)	(0.31)	(0.32)	(0.35)	(0.35)
(0.30)	(0.31)	(0.32)	(0.35)	(0.35)

$10.07	$11.33	$11.00	$11.20	$10.66

(8.58% )	5.89%	1.15%	8.50%	1.30%

$107,300	$102,787	$75,325	$75,155	$53,501
0.63%	0.64%	0.64%	0.64%	0.64%
0.73%	0.72%	0.72%	0.74%	0.74%
2.83%	2.77%	2.94%	3.22%	3.23%
2.73%	2.69%	2.86%	3.12%	3.13%
23%	3%	18%	12%	14%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2022

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$176
Delaware Tax-Free Minnesota Intermediate Fund	29
Delaware Minnesota High-Yield Municipal Bond Fund	79

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through August 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) September 1, 2021- December 28, 2021	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2021- December 29, 2022
Delaware Tax-Free Minnesota Fund	0.60%	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%	0.63%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$22,371
Delaware Tax-Free Minnesota Intermediate Fund	6,702
Delaware Minnesota High-Yield Municipal Bond Fund	11,155

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$50,978
Delaware Tax-Free Minnesota Intermediate Fund	7,484
Delaware Minnesota High-Yield Municipal Bond Fund	19,765

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$18,971
Delaware Tax-Free Minnesota Intermediate Fund	4,321
Delaware Minnesota High-Yield Municipal Bond Fund	6,525

For the year ended August 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$8,327
Delaware Tax-Free Minnesota Intermediate Fund	1,535
Delaware Minnesota High-Yield Municipal Bond Fund	5,429

For the year ended August 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$5,784	$1,325
Delaware Tax-Free Minnesota Intermediate Fund	132	56
Delaware Minnesota High-Yield Municipal Bond Fund	817	198

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$56,686,128	$55,919,695	$(2,897,628)
Delaware Tax-Free Minnesota Intermediate Fund	19,201,429	10,651,192	(337,592)
Delaware Minnesota High-Yield Municipal Bond Fund	41,058,553	31,637,334	(862,404)

*The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments

For the year ended August 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$133,176,856	$140,890,865
Delaware Tax-Free Minnesota Intermediate Fund	23,188,622	24,590,366
Delaware Minnesota High-Yield Municipal Bond Fund	68,161,664	48,999,614

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Minnesota Fund	$562,705,217	$1,743,494	$(24,788,198)	$(23,044,704)
Delaware Tax-Free Minnesota Intermediate Fund	81,824,539	206,025	(3,678,966)	(3,472,941)
Delaware Minnesota High-Yield Municipal Bond Fund	227,231,776	696,039	(12,580,548)	(11,884,509)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	—	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	—	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	—	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2022:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$524,145,513
Short-Term Investments	15,515,000
Total Value of Securities	$539,660,513

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$77,851,598

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Short-Term Investments	$500,000
Total Value of Securities	$78,351,598

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$211,142,267
Short-Term Investments	4,205,000
Total Value of Securities	$215,347,267

During the year ended August 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the year ended August 31, 2022, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2022 and 2021 were as follows:

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2022:
Delaware Tax-Free Minnesota Fund	$13,295,000	$64	$—	$13,295,064
Delaware Tax-Free Minnesota Intermediate Fund	1,811,106	—	—	1,811,106
Delaware Minnesota High-Yield Municipal Bond Fund	5,892,972	22	—	5,892,994

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2021:
Delaware Tax-Free Minnesota Fund	$13,865,208	$52,559	$114,322	$14,032,089
Delaware Tax-Free Minnesota Intermediate Fund	1,804,021	—	—	1,804,021
Delaware Minnesota High-Yield Municipal Bond Fund	5,372,873	22	—	5,372,895

5. Components of Net Assets on a Tax Basis

As of August 31, 2022, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Shares of beneficial interest	$570,413,604	$83,626,887	$231,875,390
Undistributed tax-exempt income	23,847	10,224	12,697
Distributions payable	(217,854)	(14,414)	(12,697)
Capital loss carryforwards	(5,831,567)	(985,285)	(2,623,352)
Unrealized appreciation (depreciation) of investments	(23,044,704)	(3,472,941)	(11,884,509)
Net assets	$541,343,326	$79,164,471	$217,367,529

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2022, the Funds had no reclassifications.

At August 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$3,614,061	$2,217,506	$5,831,567
Delaware Tax-Free Minnesota Intermediate Fund	370,549	614,736	985,285

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

5. Components of Net Assets on a Tax Basis (continued)

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$2,289,174	$334,178	$2,623,352

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/22	8/31/21	8/31/22	8/31/21	8/31/22	8/31/21
Shares sold:
Class A	6,675,584	2,598,178	459,040	733,303	1,570,364	1,335,478
Class C	158,306	229,665	33,463	18,231	243,560	173,126
Institutional Class	10,473,884	4,005,429	1,633,157	230,335	5,317,085	3,378,165

Shares issued upon reinvestment of dividends and distributions:
Class A	585,945	628,677	102,035	95,192	242,222	228,413
Class C	18,503	25,115	3,305	4,046	21,551	25,557
Institutional Class	310,784	290,920	50,147	46,357	274,448	209,471
	18,223,006	7,777,984	2,281,147	1,127,464	7,669,230	5,350,210

Shares redeemed:
Class A	(8,915,827)	(3,561,554)	(1,126,691)	(375,043)	(1,961,685)	(1,077,601)
Class C	(391,496)	(925,806)	(82,500)	(219,279)	(388,928)	(696,408)
Institutional Class	(9,407,543)	(1,575,505)	(1,271,288)	(380,986)	(4,009,249)	(1,367,958)
	(18,714,866)	(6,062,865)	(2,480,479)	(975,308)	(6,359,862)	(3,141,967)

Net increase (decrease)	(491,860)	1,715,119	(199,332)	152,156	1,309,368	2,208,243

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended August 31, 2022 and 2021, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Delaware Tax-Free Minnesota Fund
Year ended
8/31/22	35,428	12,655	12,701	35,432	$592,244
8/31/21	98,743	222,179	218,722	103,060	4,062,123
Delaware Tax-Free Minnesota Intermediate Fund
Year ended
8/31/22	10,192	737	738	10,192	117,346
8/31/21	—	37,029	37,119	—	415,214
Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/22	629	16,920	16,961	629	195,261
8/31/21	629	56,466	56,330	936	636,964

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of August 31, 2022, or at any time during the year then ended.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2022, each Fund reports distributions paid during the year as follows:

	(A) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Minnesota Fund	100.00%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	100.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	100.00%	100.00%

(A)	is based on a percentage of each Fund’s total distributions.

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 9-11, 2022 (continued)

provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Contract Renewal Meeting, materials were provided to the Trustees in May 2022, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; brokerage reports; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at meetings of the Fixed Income, Multi-Asset and Sub-advised Fund Investments (“FIMASF”) Committee throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2021. The Board’s objective is that each Fund perform above median relative to its peer group for the majority of its 1-, 3- and 5-year relative performance periods.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total return for the 1-year and 3- year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Board was satisfied with the Fund’s performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds regardless of asset size or primary channel of distribution. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe and the Fund’s total return for the 5-year period was in the first quartile of its Performance Universe. The Board was satisfied that Management’s effort to improve Fund performance had brought the Fund within the Board’s performance objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds category. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports and other information delivered by Management personnel to the Board’s FIMASF Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance in light of the volatility in the bond market and the Federal Reserve’s efforts to raise short-term interest rates, and to meet the Board’s performance objective.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 9-11, 2022 (continued)

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s actual total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was higher than the Expense Universe median and its actual total expenses, after waivers, were in the quartile with the highest expenses of its Expense Group average. The Board noted that although the Fund’s actual total expenses were higher than the Expense Group average, the expenses only exceeded the average by approximately 5 basis points. In evaluating the actual total expenses, the Board considered the fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s actual total expenses in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was below the Expense Universe median and its actual total expenses, after waivers, were in the quartile with the highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s actual total expenses were not in line with the Board’s objective. The Board noted, however, that the Fund’s actual total expenses only exceeded the average by approximately 8 basis points. In evaluating the total expenses, the Board considered waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s actual total expenses in line with the Board’s objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was lower than the Expense Universe median and its actual total expenses, after waivers, were in the higher end of the second quartile of its Expense

116

Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s actual total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding Fund expenses in the context of performance that the Independent Trustees discussed with JDL personnel. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2022, Delaware Tax-Free Minnesota Fund’s net assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of March 31, 2022, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had each not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

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Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[1] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	128	Macquarie Asset Management[2] (2015–Present)
-Global Head of Macquarie Asset Management (2019–Present)
-Head of Americas of Macquarie Group (2017–Present)
-Deputy Global Head of Macquarie Asset Management (2017–2019)
-Head of Macquarie Asset Management Americas
				(2015–2017)	None

118

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 July 1959	Trustee	Since January 2019	128	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Thomas L. Bennett 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	128	Private Investor (2004–Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 November 1958	Trustee	Since March 2015	128	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

119

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since January 2013	128	Private Investor (2011–Present)	None

H. Jeffrey Dobbs[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 May 1955	Trustee	Since December 2021	128	KPMG LLP (2010-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

120

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 May 1960	Trustee	Since January 2001	128	Drexel University -President (August 2010–Present)	Federal Reserve Bank of Philadelphia (2020–Present)
FS Credit Real Estate Income Trust, Inc. (2018–Present)
vTv Therapeutics Inc. (2017–Present) Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

121

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr.[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1967	Trustee	Since December 2021	128	University of Oklahoma
-President (2020–Present)
-Interim President (2019–2020)
-Vice President and Dean, College of Law (2010–2019)
Brookhaven Investments LLC (commercial enterprises)
-Managing Member (2019–Present)
St. Clair, LLC (commercial enterprises)
				-Managing Member (2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds (1998-2021)

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Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 September 1957	Trustee	Since December 2021	128	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc. (2021-Present)
Sera Prognostics Inc. (biotechnology) (2021-Present)
Recology (resource recovery) (2021-Present)
Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)
National Association of Corporate Directors (2017-Present)
Ivy Funds Complex (2019-2021)
American Shared Hospital Services (medical device) (2017-2021)
Ivy NextShares (2019) Westar Energy (utility) (2004-2018)

123

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1956	Trustee	Since September 2011	128	Banco Itaú International -Chief Executive Officer (2012–2016)	Florida Chapter of National Association of Corporate Directors (2021-Present) Callon Petroleum Company (2019-Present)
Camden Property Trust (2011-Present)
New Senior Investment Group Inc. (2021)
					Carrizo Oil & Gas, Inc. (2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 March 1956	Trustee	Since January 2013	128	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–Present) HSBC North America Holdings Inc. (2013–Present) HSBC Finance Corporation (2013–2018)

124

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 August 1959	Trustee	Since January 2019	128	Gore Creek Capital, Ltd. -Chief Executive Officer and President (2009–Present)	The Merger Fund (2013–2021),
The Merger Fund VL (2013–2021),
WCM Alternatives: Event-Driven Fund (2013–2021),
and WCM Alternatives: Credit Event Fund (2017–2021)
Grange Insurance (2013–Present)
H&R Block Corporation (2008–Present)

125

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 July 1948	Trustee	Since April 1999	128	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Okabena Company (2009–2017)
Officers

David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	128	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[4]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	128	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[4]

126

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	128	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

2 Macquarie Asset Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

3Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.

4 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

127

About the organization

Board of trustees

Shawn K. Lytle
President and Chief Executive Officer Delaware Funds by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital Management, LLC

Thomas L. Bennett
Chairman of the Board Delaware Funds by Macquarie Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

128

Annual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® national tax-free funds	August 31, 2022 (Unaudited)

Performance preview (for the year ended August 31, 2022)
Delaware Tax-Free USA Fund (Institutional Class shares)	1-year return	-12.48%
Delaware Tax-Free USA Fund (Class A shares)	1-year return	-12.65%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper General & Insured Municipal Debt Funds Average	1-year return	-10.24%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top three credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Institutional Class shares)	1-year return	-10.17%
Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	-10.33%
Bloomberg 3-15 Year Blend Municipal Bond Index (benchmark)	1-year return	-7.09%
Lipper Intermediate Municipal Debt Funds Average	1-year return	-7.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 11. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee. The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions. The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Please see page 14 for a description of the Index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	-10.22%
Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	-10.49%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper High Yield Municipal Debt Funds Average	1-year return	-11.00%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review

Delaware Funds by Macquarie® national tax-free funds

Investment objectives

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

As the fiscal year ended August 31, 2022, progressed, investors’ initial optimism about US economic growth gradually gave way to concern that new COVID-19 variants – first Delta, then Omicron – would delay the country’s emergence from the pandemic. Over time, however, as it became evident that Omicron infections were milder for many people, day-to-day concerns about COVID-19 appeared to ease, and economic and health restrictions were gradually lifted.

An ultimately more worrisome development for policymakers and investors alike, however, was the sharp rise in US inflation. Much higher energy prices, exacerbated by Russia’s February 2022 invasion of Ukraine, combined with supply chain challenges to trigger an across-the-board increase in prices. In August 2022, the US Consumer Price Index (CPI) rose an annualized 8.3%, still very high historically but an improvement from the June 2022 peak of 9.1%, which was the largest such 12-month increase in 40 years.

As the US Federal Reserve became increasingly concerned about inflation’s threat to the US economy, the central bank sought to slow the cycle of rising prices by moving aggressively to raise short-term interest rates.

The Fed initiated several such rate hikes between March and August 2022. At the end of this fiscal year, the federal funds rate stood at 2.50%, up from zero just several months earlier. In addition, as of the end of August, the Fed was widely expected to continue raising rates later in 2023.

Against this backdrop, the US economy began the Funds’ fiscal year on a strong upswing but finished it on a downward path. In the third quarter of 2021, US gross domestic product (GDP) – a measure of all goods and services produced by the nation in a year – grew by an annualized 2.3%, followed by a fourth-quarter 2021 increase of 6.9%. As economic challenges mounted, however, US GDP turned negative, contracting by 1.6% in the first quarter of 2022 and an estimated 0.6% in the year’s second quarter.

Despite the deteriorating economic environment, US employment trends continued to improve throughout most of the fiscal year. At the start of the 12-month time frame, the country’s jobless rate was 5.2%, well below the pandemic-era peak of 14.7% in April 2020. By the end of the fiscal year, the rate was 3.7%, near an all-time low.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

2

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned -8.63% for the fiscal year ended August 31, 2022.

An unfavorable technical backdrop for municipal bonds weighed significantly on the asset class, especially in the first seven months of 2022, when essentially all the negative return seen in the Bloomberg Municipal Bond Index occurred. After five months of positive investment flows into municipal bond mutual funds, market conditions dramatically shifted in 2022. As rates rose sharply and investors feared that significantly higher inflation would eventually lead to even more Fed rate hikes, municipal fund inflows turned to substantial outflows, pushing down bond values.

Against this backdrop, bonds with longer maturities and higher durations (meaning more interest rate sensitivity) tended to underperform their intermediate- and shorter-dated counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally lagged higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) also struggled, though they modestly outperformed their lower-investment-grade counterparts, perhaps due to the volatility-dampening effect of their higher income.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2022.

Returns by maturity
1 year	-1.59%
3 years	-3.94%
5 years	-5.81%
10 years	-7.56%
22+ years	-14.09%

Returns by credit rating
AAA	-8.23%
AA	-8.30%
A	-8.93%
BBB	-10.61%

Source: Bloomberg.

Maintaining a consistent strategy

For the three Funds profiled in this report, our overarching management approach remained consistent, as it does regardless of market conditions. We follow a bottom-up investment approach, meaning we depend on our team’s deep credit research to select securities on an issuer-by-issuer basis. Our strategy regularly emphasizes tax-exempt bonds that provide the Funds’ shareholders with what we believe is a favorable balance between the securities’ risk and return potential.

As we pursue this approach for the Funds, we typically maintain relatively less exposure to highly rated, lower yielding bonds. Instead, we tend to emphasize lower-rated, higher yielding bonds with what we believe is solid underlying credit, as we believe these securities tend to offer more attractive risk-reward opportunity for shareholders. Following this strategy, in Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, we continued to favor bonds with lower-investment-grade credit ratings (A and BBB), while also maintaining a portion of each Fund’s portfolio in high yield tax-exempt debt (bonds rated below BBB-).

As of the end of the Funds’ fiscal year on August 31, 2022, approximately 43% of the net assets of Delaware Tax-Free USA Fund was invested in bonds with lower-investment-grade credit ratings, while about 36% of the net assets of Delaware Tax-Free USA Intermediate Fund was invested in these

3

Portfolio management review

Delaware Funds by Macquarie® national tax-free funds

same credit tiers. Both Funds also maintained sizable allocations to high yield municipal bonds. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt.

Consistent with its mandate, Delaware National High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2022, about 68% of its portfolio was held in bonds with credit ratings below BBB-, including non-rated bonds.

Responding to market conditions

As municipal market conditions weakened in 2022, many mutual funds experienced net shareholder redemptions, including both Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. At various times, then, we had to sell bonds held by the Funds to generate proceeds to fund these redemptions. We were careful to sell bonds in a disciplined way, so that we could preserve the Funds’ balanced positioning as much as possible.

In Delaware National High-Yield Municipal Bond Fund, we instead experienced net shareholder inflows. Accordingly, we more often bought bonds than sold them throughout the fiscal year. Our strategy for this Fund entailed evaluating bonds for purchase on a case-by-case basis, choosing bonds that we found most attractive when we had proceeds available to invest. The charter school sector was a notable area of opportunity during the fiscal year, in our view. We have long favored this market segment for investment, and many of the bonds in this area of the market offered what we believed was their strongest risk-reward trade-off in several years.

Given the municipal bond market’s struggles in 2022, we took advantage of the opportunity to engage in tax-loss swaps in all three Funds.

Pursuing this strategy, we exchanged lower yielding bonds for higher yielding ones, finding the most value in the higher credit tiers. These swaps allowed us to take advantage of the opportunity to secure better yields for the Funds at a similar level of risk, while generating tax losses that we will be able to apply against future capital gains.

Individual performance effects

As we discussed, longer-duration bonds generally underperformed shorter-duration bonds for the fiscal year. Additionally, higher-coupon structured bonds tended to outperform. Accordingly, many of the Funds’ strongest and weakest performers over the 12-month period reflected these performance trends.

In Delaware Tax-Free USA Fund, for example, the weakest-performing bonds were for the expansion project of McCormick Place, a large Chicago convention center. As zero-coupon bonds, these securities are highly sensitive to changes in interest rates. In addition, the bonds came into the fiscal year priced at a relative high point and subsequently declined from that high, declining nearly 50% for the Fund as market conditions steadily weakened. Also weighing on performance were bonds for Stanford University (down more than 30%), whose longer maturity date and relatively low coupon made them unattractive to investors in a rising-rate environment.

Turning to Delaware Tax-Free USA Intermediate Fund, the weakest individual performer was a Southern California tobacco bond issue that declined more than 30%. As with the McCormick Place bonds, these zero-coupon bonds struggled as rates rose, while they also lost value from a relatively high price to begin the fiscal year. Another

4

noteworthy detractor was an investment in Tapestry Moon. Bonds for this Pittsburgh-area senior-living facility experienced substantial and ongoing financial challenges amid the COVID-19 pandemic.

In Delaware National High-Yield Municipal Bond Fund, a bond investment in Cardinal Bay, a Texas-based system of senior-housing facilities, returned declined more than 40%, as the system has struggled financially in recent years. Queens Baseball Stadium Project bonds also detracted from performance. These bonds for Citi Field, home to the New York Mets, declined more than 25% for the 12-month period, reflecting their low coupon and relatively long maturity date.

In contrast, the strongest-performing securities in Delaware Tax-Free USA Fund were bonds for a student housing project at Macon State College (Ga.) These bonds rose more than 5%, benefiting from their relatively high coupon and short-term call date, which helped insulate the securities from market volatility. Erie County (N.Y.) tobacco-securitization bonds, which benefited from their relatively low price to begin the fiscal year, as well as their attractive yield in a challenging market environment also added value. The bonds gained 5% for the 12 months.

In Delaware Tax-Free USA Intermediate Fund, the most notable contributors were California charter school bonds for the Green Dot Public Schools (up 7%), as well as Dallas (Texas) Convention Center Hotel Development Corp. bonds (up 5%). In both cases, the bonds’ relatively high coupons and short call dates were desirable characteristics for investors.

Finally, in Delaware National High-Yield Municipal Bond Fund, bonds for the Albany Place (N.Y.) senior housing project added value, gaining 8%. As this financially challenged issuer has improved its fiscal position and made progress with its operations, investors found the bonds more attractive. Another contributor was the Fund’s investment in Fresno County (Calif.) tobacco bonds (up close to 8%), which benefited from what we viewed as their attractive yield and relatively attractive price coming into this fiscal year.

5

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. January 11, 1984)
Excluding sales charge	-12.65%	+1.60%	+2.37%	+5.91%
Including sales charge	-16.57%	+0.68%	+1.90%	+5.78%
Class C (Est. November 29, 1995)
Excluding sales charge	-13.31%	+0.84%	+1.60%	+3.26%
Including sales charge	-14.15%	+0.84%	+1.60%	+3.26%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	-12.48%	+1.85%	+2.62%	+4.77%
Including sales charge	-12.48%	+1.85%	+2.62%	+4.77%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+3.89%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

6

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult to obtain precise valuations of the high yield securities.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

7

Performance summaries

Delaware Tax-Free USA Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.91%	1.66%	0.66%
Net expenses (including fee waivers, if any)	0.80%	1.55%	0.55%
Type of waiver	Contractual	Contractual	Contractual

8

Performance of a $10,000 investment1

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Delaware Tax-Free USA Fund — Institutional Class shares	$10,000	$12,947
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free USA Fund — Class A shares	$9,550	$12,073

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012. The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI) is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

9

Performance summaries

Delaware Tax-Free USA Fund

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

10

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. January 7, 1993)
Excluding sales charge	-10.33%	+1.10%	+1.71%	+4.14%
Including sales charge	-12.81%	+0.54%	+1.42%	+4.04%
Class C (Est. November 29, 1995)
Excluding sales charge	-11.04%	+0.25%	+0.85%	+2.95%
Including sales charge	-11.91%	+0.25%	+0.85%	+2.95%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	-10.17%	+1.26%	+1.86%	+3.41%
Including sales charge	-10.17%	+1.26%	+1.86%	+3.41%
Bloomberg 3–15 Year Blend Municipal Bond Index	-7.09%	+1.32%	+2.13%	+3.45%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from December 4, 2020 through December 29, 2022.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

11

Performance summaries

Delaware Tax-Free USA Intermediate Fund

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult to obtain precise valuations of the high yield securities.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

12

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.88%	1.63%	0.63%
Net expenses (including fee waivers, if any)	0.75%	1.50%	0.50%
Type of waiver	Contractual	Contractual	Contractual

13

Performance summaries

Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,344
Delaware Tax-Free USA Intermediate Fund — Institutional Class shares	$10,000	$12,021
Delaware Tax-Free USA Intermediate Fund — Class A shares	$9,725	$11,518

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2012, and includes the effect of a 2.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The graph also assumes $10,000 invested in the Bloomberg 3–15 Year Blend Municipal Bond Index as of August 31, 2012. The Bloomberg 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

14

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

15

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. September 22, 1986)
Excluding sales charge	-10.49%	+2.76%	+3.71%	+5.80%
Including sales charge	-14.53%	+1.81%	+3.23%	+5.66%
Class C (Est. May 26, 1997)
Excluding sales charge	-11.18%	+1.99%	+2.93%	+4.10%
Including sales charge	-12.04%	+1.99%	+2.93%	+4.10%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	-10.22%	+3.02%	+3.97%	+7.17%
Including sales charge	-10.22%	+3.02%	+3.97%	+7.17%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+3.89%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments

16

on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult to obtain precise valuations of the high yield securities.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

17

Performance summaries

Delaware National High-Yield Municipal Bond Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios..

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.88%	1.63%	0.63%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

18

Performance of a $10,000 investment1

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$14,765
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$13,745
Bloomberg Municipal Bond Index	$10,000	$12,493

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012. The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI) is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

19

Performance summaries

Delaware National High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

20

Disclosure of Fund expenses

For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2022 to August 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

21

Disclosure of Fund expenses

For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$907.90	0.79%	$3.80
Class C	1,000.00	903.70	1.54%	7.39
Institutional Class	1,000.00	908.20	0.54%	2.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.22	0.79%	$4.02
Class C	1,000.00	1,017.44	1.54%	7.83
Institutional Class	1,000.00	1,022.48	0.54%	2.75

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$929.30	0.74%	$3.60
Class C	1,000.00	925.70	1.50%	7.28
Institutional Class	1,000.00	930.40	0.50%	2.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.48	0.74%	$3.77
Class C	1,000.00	1,017.64	1.50%	7.63
Institutional Class	1,000.00	1,022.68	0.50%	2.55

22

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$917.50	0.85%	$4.11
Class C	1,000.00	914.40	1.60%	7.72
Institutional Class	1,000.00	919.60	0.60%	2.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

23

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.99%
Corporate Revenue Bonds	12.58%
Education Revenue Bonds	5.24%
Electric Revenue Bonds	3.42%
Healthcare Revenue Bonds	12.50%
Lease Revenue Bonds	7.18%
Local General Obligation Bonds	4.27%
Pre-Refunded/Escrowed to Maturity Bonds	1.23%
Resource Recovery Revenue Bond	0.14%
Special Tax Revenue Bonds	19.04%
State General Obligation Bonds	12.99%
Transportation Revenue Bonds	16.21%
Water & Sewer Revenue Bonds	1.19%
Short-Term Investments	3.07%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.50%
Arizona	3.47%
California	12.46%
Colorado	3.35%
Connecticut	0.78%
District of Columbia	0.59%
Florida	3.81%
Georgia	1.70%
Guam	0.98%
Idaho	0.29%
Illinois	10.62%
Indiana	0.34%
Iowa	0.62%
Kansas	0.26%
Kentucky	0.54%
Louisiana	0.16%
Maine	0.50%

24

State / territory	Percentage of net assets
Maryland	0.92%
Massachusetts	0.88%
Michigan	0.49%
Minnesota	0.49%
Mississippi	0.69%
Missouri	0.28%
Nebraska	0.42%
New Jersey	2.72%
New York	11.49%
North Carolina	1.89%
Ohio	2.06%
Oregon	0.64%
Pennsylvania	2.63%
Puerto Rico	17.75%
Rhode Island	0.10%
Tennessee	0.44%
Texas	6.89%
US Virgin Islands	0.71%
Utah	1.00%
Virginia	2.33%
Washington	1.77%
Wisconsin	0.50%
Total Value of Securities	99.06%

25

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.48%
Corporate Revenue Bonds	12.80%
Education Revenue Bonds	5.71%
Electric Revenue Bonds	5.80%
Healthcare Revenue Bonds	7.98%
Lease Revenue Bonds	8.24%
Local General Obligation Bonds	3.64%
Pre-Refunded/Escrowed to Maturity Bonds	3.96%
Special Tax Revenue Bonds	15.55%
State General Obligation Bonds	15.55%
Transportation Revenue Bonds	15.07%
Water & Sewer Revenue Bonds	2.18%
Short-Term Investments	2.83%
Total Value of Securities	99.31%
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.92%
Arizona	6.40%
California	12.06%
Colorado	3.08%
Connecticut	0.65%
District of Columbia	0.70%
Florida	4.48%
Georgia	2.05%
Guam	0.73%
Hawaii	0.30%
Idaho	0.67%
Illinois	9.33%
Iowa	0.54%
Kansas	0.09%
Kentucky	0.47%
Louisiana	1.28%
Maine	0.26%
Maryland	0.66%

26

State / territory	Percentage of net assets
Massachusetts	2.23%
Michigan	1.21%
Minnesota	0.33%
Mississippi	0.21%
Missouri	0.72%
Montana	0.04%
Nebraska	0.03%
New Hampshire	0.19%
New Jersey	4.96%
New York	16.11%
Ohio	1.27%
Oklahoma	0.74%
Oregon	0.76%
Pennsylvania	3.49%
Puerto Rico	11.79%
South Carolina	0.35%
Tennessee	0.13%
Texas	3.63%
US Virgin Islands	0.17%
Utah	2.00%
Virginia	2.92%
Washington	0.87%
Wisconsin	0.49%
Total Value of Securities	99.31%

27

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.86%
Corporate Revenue Bonds	22.87%
Education Revenue Bonds	15.38%
Electric Revenue Bonds	4.02%
Healthcare Revenue Bonds	16.35%
Housing Revenue Bond	0.04%
Lease Revenue Bonds	2.64%
Local General Obligation Bonds	2.88%
Pre-Refunded/Escrowed to Maturity Bonds	2.30%
Resource Recovery Revenue Bonds	0.59%
Special Tax Revenue Bonds	13.31%
State General Obligation Bonds	11.25%
Transportation Revenue Bonds	3.25%
Water & Sewer Revenue Bonds	2.98%
Short-Term Investments	1.43%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	3.17%
Arizona	5.86%
Arkansas	0.11%
California	10.08%
Colorado	1.46%
Delaware	0.06%
District of Columbia	1.14%
Florida	5.04%
Georgia	1.08%
Guam	0.80%
Hawaii	0.17%
Idaho	0.77%
Illinois	6.09%
Indiana	0.57%
Iowa	0.53%
Kansas	0.23%

28

State / territory	Percentage of net assets
Kentucky	0.47%
Louisiana	1.33%
Maine	0.48%
Maryland	0.43%
Massachusetts	1.18%
Michigan	1.10%
Minnesota	0.68%
Mississippi	0.32%
Missouri	1.25%
Montana	0.07%
Nevada	0.43%
New Hampshire	0.23%
New Jersey	2.42%
New Mexico	0.26%
New York	7.50%
North Carolina	1.41%
Ohio	4.68%
Oklahoma	0.11%
Oregon	0.30%
Pennsylvania	3.11%
Puerto Rico	17.85%
South Carolina	0.50%
Tennessee	0.35%
Texas	6.23%
US Virgin Islands	0.15%
Utah	0.57%
Virginia	4.70%
Washington	1.46%
West Virginia	0.14%
Wisconsin	2.42%
Total Value of Securities	99.29%

29

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 95.99%
Corporate Revenue Bonds — 12.58%
Arizona Industrial Development Authority Revenue (Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	6,400,000	$6,815,424
Buckeye, Ohio Tobacco Settlement Financing Authority (Senior) Series A-2 4.00% 6/1/48	8,860,000	7,941,307
Series B-2 5.00% 6/1/55	4,000,000	3,809,880
Central Plains, Nebraska Energy Project (Project No. 3) Series A 5.00% 9/1/31	2,050,000	2,210,351
Series A 5.00% 9/1/35	1,525,000	1,627,846
Erie, New York Tobacco Asset Securitization (Capital Appreciation-Asset-Backed) Series A 144A 1.456% 6/1/60 #, ^	65,340,000	3,743,982
Finance Authority of Maine Revenue (Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	4,560,828
Florida Development Finance Surface Transportation Facilities Revenue (Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	6,749,055
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	2,555,000	2,320,323
George L Smith II Georgia World Congress Center Authority (Convention Center Hotel 1st Tier) Series A 4.00% 1/1/54	10,215,000	8,774,379
Golden State Tobacco Securitization Settlement Revenue (Capital Appreciation) Series B-2 1.089% 6/1/66 ^	15,370,000	1,817,656
Hoover, Alabama Industrial Development Board (United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	3,825,000	3,982,552
Inland, California Empire Tobacco Securitization (Capital Appreciation-Turbo-Asset-Backed) Series E 144A 0.93% 6/1/57 #, ^	122,985,000	7,003,996
Series F 144A 1.347% 6/1/57 #, ^	80,485,000	3,840,744
Iowa Finance Authority (Iowa Fertilizer Company Project) 5.00% 12/1/50 •	2,355,000	2,415,618

30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Iowa Finance Authority (Iowa Fertilizer Company Project) 5.00% 12/1/50	3,230,000	$3,273,702
Kentucky Public Energy Authority Series A-1 4.00% 8/1/52 •	5,000,000	4,961,900
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,440,000	3,674,161
Series A 5.00% 9/1/46	2,265,000	2,365,203
Michigan Finance Authority Revenue Series B-1 5.00% 6/1/49	575,000	587,823
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,360,000	1,510,212
Series B 6.50% 11/1/39	4,015,000	4,851,164
Series C 6.50% 11/1/39	1,905,000	2,301,735
New York Transportation Development Corporation Special Facilities Revenue (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	2,290,000	2,362,295
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	4,745,000	5,789,991
Public Finance Authority, Wisconsin (Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,975,000	3,055,087
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,440,000	1,520,568
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,575,000	1,609,949
Suffolk Tobacco Asset Securitization Series A-2 4.00% 6/1/50	2,000,000	1,809,960
Tobacco Securitization Authority of Southern California (Capital Appreciation-2nd Subordinate Lien) Series C 0.585% 6/1/46 ^	13,510,000	2,130,932
(Capital Appreciation-3rd Subordinate Lien) Series D 0.382% 6/1/46 ^	2,255,000	277,478

31

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority (Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	3,955,000	$3,620,011
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,360,000	1,414,767
		114,730,879
Education Revenue Bonds — 5.24%
Arizona Industrial Development Authority Revenue (GreatHearts Arizona Projects) Series A 2.25% 7/1/46	1,295,000	852,797
Series A 2.375% 7/1/52	1,295,000	817,119
(Leman Academy of Excellence Projects) Series A 4.50% 7/1/54	2,240,000	1,986,611
Bibb County, Georgia Development Authority Revenue (Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	1,905,000	1,908,600
California Community College Financing Authority Student Housing Revenue (Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,806,200
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	760,000	801,169
(Stanford University)
Series T-1 5.00% 3/15/39	6,110,000	7,189,148
Series V-1 5.00% 5/1/49	1,145,000	1,358,394
Series V-2 2.25% 4/1/51	1,830,000	1,158,134
Camden, New Jersey County Improvement Authority (Camden Prep High School Project)
144A 5.00% 7/15/52 #	865,000	855,260
144A 5.00% 7/15/62 #	520,000	496,408
District of Columbia Revenue 5.00% 6/1/50	760,000	758,427
(KIPP DC Issue)
4.00% 7/1/44	380,000	346,032
4.00% 7/1/49	610,000	542,454

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Surface Transportation Facilities Revenue (Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	$1,314,666
Idaho Housing & Finance Association (Sage International School of Boise Project) Series A 4.00% 5/1/50	425,000	408,234
Illinois Finance Authority Revenue (University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,415,000	1,359,022
Series A 5.00% 2/15/50	415,000	395,931
New Jersey Economic Development Authority (Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	955,000	1,013,570
Rhode Island Health and Educational Building Revenue (University of Rhode Island) Series B 5.25% 9/15/29 (AGC)	945,000	946,304
Town of Davie, Florida (Nova Southeastern University Project) 5.00% 4/1/38	2,290,000	2,399,760
University of Texas System Board of Regents Series B 5.00% 8/15/49	13,670,000	16,081,115
		47,795,355
Electric Revenue Bonds — 3.42%
California Community Choice Financing Authority (Clean Energy Project) Series B-1 4.00% 2/1/52 •	195,000	196,843
Electric and Gas Systems Revenue San Antonio, Texas 5.25% 2/1/24	1,905,000	1,980,000
Guam Power Authority Revenue (Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	3,830,000	4,017,057
Series A 5.00% 10/1/42	3,265,000	3,414,243
Long Island, New York Power Authority Electric System Revenue 5.00% 9/1/47	1,235,000	1,324,365
Series B 5.00% 9/1/41	2,290,000	2,458,109
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,977,812
Series A 5.05% 7/1/42 ‡	100,000	81,000

33

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	1,725,000	$1,457,625
Series AAA 5.25% 7/1/25 ‡	60,000	48,750
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,629,063
Series TT 5.00% 7/1/32 ‡	2,705,000	2,197,812
Series WW 5.25% 7/1/33 ‡	2,485,000	2,019,063
Series XX 4.75% 7/1/26 ‡	205,000	165,794
Series XX 5.25% 7/1/40 ‡	3,165,000	2,571,562
Series ZZ 4.75% 7/1/27 ‡	160,000	129,400
Series ZZ 5.25% 7/1/24 ‡	80,000	65,000
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue (Salt River Project Electric System) Series A 5.00% 1/1/30	4,000,000	4,481,240
		31,214,738
Healthcare Revenue Bonds — 12.50%
Alachua County, Florida Health Facilities Authority (Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,497,738
Allegheny County, Pennsylvania Hospital Development Authority Revenue (Allegheny Health Network Obligated Group Issue) Series A 5.00% 4/1/47	1,410,000	1,449,818
Apple Valley Senior Living Revenue (Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,124,955
Series D 7.25% 1/1/52	1,980,000	1,303,949
Arizona Industrial Development Authority Revenue (Great Lakes Senior Living Communities LLC Project 2nd Tier) Series B 5.00% 1/1/49	300,000	190,233
(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D-2 144A 7.75% 1/1/54 #	225,000	145,726
(Phoenix Children’s Hospital) Series A 4.00% 2/1/50	460,000	420,348
California Health Facilities Financing Authority Revenue (CommonSpirit Health)
Series A 4.00% 4/1/44	3,510,000	3,293,995
Series A 4.00% 4/1/49	5,000,000	4,598,050

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue (Kaiser Permanente) Series A-2 5.00% 11/1/47	21,265,000	$24,204,673
California Municipal Finance Authority Revenue (Community Medical Centers) Series A 5.00% 2/1/42	2,025,000	2,134,411
Colorado Health Facilities Authority Revenue (AdventHealth Obligated Group) Series A 4.00% 11/15/46	4,310,000	4,078,639
(American Baptist) 8.00% 8/1/43	1,660,000	1,701,517
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	700,000	677,131
Series A-2 4.00% 8/1/49	2,485,000	2,258,716
Series A-2 5.00% 8/1/44	2,290,000	2,368,799
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,430,000	1,457,513
Cuyahoga County, Ohio (The Metro Health System)
5.25% 2/15/47	1,710,000	1,760,992
5.50% 2/15/57	2,290,000	2,371,753
Glendale, Arizona Industrial Development Authority Revenue (Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,798,415
Henrico County, Virginia Economic Development Authority (Westminster Canterbury Richmond) Series A 5.00% 10/1/52	1,130,000	1,181,562
Illinois Finance Authority Revenue (NorthShore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/47	3,510,000	3,735,623
Series A 5.00% 8/15/51	3,265,000	3,453,031
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,440,237
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue (Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	915,000	686,726

35

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated) Series A 5.50% 1/1/46	1,530,000	$1,602,308
Miami-Dade County, Florida Health Facilities Authority Revenue (Nicklaus Children’s Hospital Project) 5.00% 8/1/42	1,150,000	1,197,553
Montgomery County, Pennsylvania Higher Education and Health Authority (Thomas Jefferson University) Series B 4.00% 5/1/52	4,950,000	4,552,267
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Foulkeways At Gwynedd Project) 5.00% 12/1/46	715,000	725,074
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	1,725,000	1,590,243
New Hope, Texas Cultural Education Facilities Finance (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project) Series A1 5.00% 7/1/46 ‡	95,000	70,300
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,463,697
New York State Dormitory Authority (Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,120,330
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	300,000	303,789
144A 5.00% 12/1/35 #	945,000	954,280
144A 5.00% 12/1/37 #	695,000	699,066
Norfolk Economic Development Authority Revenue, Virginia (Sentara Healthcare) Series B 5.00% 11/1/43	760,000	762,774
Ohio State Hospital Facilities Revenue (Cleveland Clinic Health System Obligated Group) Series B 4.00% 1/1/42	2,000,000	1,949,300
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	2,135,000	1,824,400

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority UPMC Revenue Series A 4.00% 11/15/42	3,300,000	$3,140,346
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) Series A 5.00% 9/1/45	1,530,000	1,563,507
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	1,790,000	1,825,120
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Project)
4.00% 5/15/47	865,000	729,999
4.00% 5/15/57	865,000	690,772
(Salem Health Projects) Series A 4.00% 5/15/49	500,000	457,325
Seminole County, Florida Industrial Development Authority Revenue (Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	2,709,632
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue (Buckner Senior Living - Ventana Project) 6.625% 11/15/37	840,000	875,423
Tempe, Arizona Industrial Development Authority Revenue (Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	1,313,937
Union County Hospital Facility Authority (Grande Ronde Hospital Project)
5.00% 7/1/40	1,000,000	1,025,640
5.00% 7/1/42	1,185,000	1,210,560
5.00% 7/1/47	500,000	508,015
5.00% 7/1/52	1,125,000	1,130,715
University of North Carolina at Chapel Hill 5.00% 2/1/46	380,000	392,361
Virginia Small Business Financing Authority Revenue (LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,303,625

37

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission (Heron’s Key Senior Living) Series A 144A 7.00% 7/1/45 #	3,890,000	$4,030,312
		114,057,220
Lease Revenue Bonds — 7.18%
Kansas City Industrial Development Authority (Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	2,450,000	2,529,110
Metropolitan Pier & Exposition Authority, Illinois (McCormick Place Expansion Project)
Series A 4.00% 6/15/50	12,885,000	11,307,618
Series A 4.00% 6/15/50 (BAM)	6,030,000	5,584,081
Series A 4.00% 6/15/52	2,870,000	2,495,666
Series A 4.00% 6/15/52 (BAM)	1,085,000	994,186
Series A 5.00% 6/15/50 (BAM)	2,175,000	2,230,680
Series A 5.00% 6/15/57	1,235,000	1,257,848
Series B 2.809% 12/15/54 (BAM) ^	28,520,000	6,006,882
Minnesota Housing Finance Agency (State Appropriation) 5.00% 8/1/31	195,000	195,445
New Jersey Transportation Trust Fund Authority (Transportation System) Series A 3.269% 12/15/39 (BAM) ^	12,850,000	6,019,068
New York Liberty Development (Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	8,000,000	8,154,560
(Green Bond) Series A 3.00% 11/15/51 (BAM)	3,535,000	2,593,453
Virginia College Building Authority (21st Century College and Equipment Programs) Series A 5.00% 2/1/40	5,000,000	5,673,800
Virginia Commonwealth Transportation Board (Transportation Capital Project) 4.00% 5/15/36	6,100,000	6,385,175
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	4,180,000	4,088,124
		65,515,696
Local General Obligation Bonds — 4.27%
Chicago, Illinois Series A 5.25% 1/1/29	1,545,000	1,579,145

38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series A 5.50% 1/1/49	760,000	$800,979
Series A 6.00% 1/1/38	400,000	430,284
Chicago, Illinois Board of Education
5.00% 4/1/42	885,000	910,931
5.00% 4/1/46	905,000	927,697
Dallas Independent School District, Texas 2.75% 2/15/52 (PSF)	2,585,000	1,845,354
Galveston Independent School District, Texas 4.00% 2/1/47 (PSF)	2,500,000	2,398,775
Los Angeles, California Community College District Series C 5.00% 8/1/25	1,905,000	2,054,924
Mechanicsburg, Pennsylvania Area School District Series AA 4.00% 5/15/50	2,875,000	2,766,239
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	1,000,000	1,066,400
Series A 5.00% 9/1/25	6,110,000	6,578,331
New York City, New York
Series E-1 5.00% 3/1/44	3,825,000	4,057,331
Series F-1 5.00% 4/1/45	4,090,000	4,336,954
Subseries A-1 5.00% 8/1/47	1,330,000	1,426,518
Subseries B-1 5.00% 12/1/37	3,440,000	3,701,130
Subseries B-1 5.00% 12/1/41	3,825,000	4,083,914
		38,964,906
Pre-Refunded/Escrowed to Maturity Bonds — 1.23%
Broward County, Florida Airport System Revenue Series C 5.25% 10/1/30-23 §	3,825,000	3,943,651
Ohio Turnpike & Infrastructure Commission (Infrastructure Projects) Series A-1 5.00% 2/15/28-22 §	235,000	237,573
Orange County, Florida Health Facilities Authority Revenue (Presbyterian Retirement Communities Project) 5.00% 8/1/36	2,125,000	2,220,838
Rockwall Independent School District, Texas 5.00% 2/15/46-25 (PSF) §	1,530,000	1,617,761
Southwestern Illinois Development Authority Revenue (Memorial Group) 7.125% 11/1/43-23 §	1,530,000	1,610,998
Toledo, Ohio Water System Revenue 5.00% 11/15/38-23 §	760,000	774,045

39

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Waterbury, Connecticut Lot A 5.00% 12/1/32-23 §	760,000	$784,753
		11,189,619
Resource Recovery Revenue Bond — 0.14%
Union County, New Jersey Improvement Authority Revenue (Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,490,000	1,301,798
		1,301,798
Special Tax Revenue Bonds — 19.04%
Allentown, Neighborhood Improvement Zone Development Authority Revenue (Forward Delivery) 5.00% 5/1/42	2,000,000	2,081,940
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	708,280
2.55% 7/1/46	2,885,000	1,958,165
City & County of San Francisco, California Special Tax District No 2020-1 Series B 144A 5.25% 9/1/49 #	3,450,000	2,686,929
Commonwealth of Puerto Rico 2.337% 11/1/51 •	4,644,800	2,119,190
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	30,085,263	26,926,310
Idaho Housing & Finance Association (Transportation Expansion And Congestion Mitigation) Series A 5.00% 8/15/47	2,000,000	2,223,120
Illinois State First Series 6.00% 6/15/26 (NATL)	760,000	841,882
(Junior Obligation) Series A 4.00% 6/15/31 (BAM)	5,000,000	5,206,800
Maricopa County, Arizona Industrial Development Authority Education Revenue (Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	2,505,000	2,498,637
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands Series A 5.00% 10/1/39	6,265,000	6,504,010

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York (Climate Bond Certified) Series B-2 5.00% 11/15/36	1,530,000	$1,646,005
Miami-Dade County, Florida Special Obligation 3.505% 10/1/37 (BAM) ^	2,585,000	1,375,298
New York City, New York Transitional Finance Authority (Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	7,635,000	7,812,666
New York City, New York Transitional Finance Authority Building Aid Revenue Subordinate Subseries S-3A 5.00% 7/15/37	1,905,000	2,061,782
New York Convention Center Development Corporate Senior Lien (Hotel Unit Fee Secured)
Series B 6.203% 11/15/55 (BAM) ^	2,585,000	485,075
Series B 6.545% 11/15/55 ^	5,000	852
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	3,055,000	3,271,324
Series A 5.00% 3/15/42	1,530,000	1,627,951
(General Purpose) Series A 4.00% 3/15/49	3,450,000	3,249,210
New York State Thruway Authority State Personal Income Tax Revenue (Climate Bond Certified) Series C 5.00% 3/15/55	10,000,000	10,731,500
Public Finance Authority, Wisconsin (American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,473,246
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.55% 7/1/40	1,116,000	1,115,989
Series A-1 4.75% 7/1/53	15,410,000	14,736,583
Series A-1 5.00% 7/1/58	20,812,000	20,189,721
Series A-1 5.226% 7/1/46 ^	61,180,000	17,521,340
Series A-1 6.63% 7/1/51 ^	105,029,000	22,398,484
Series A-2 4.329% 7/1/40	5,864,000	5,707,197
Series A-2 4.784% 7/1/58	2,378,000	2,223,668

41

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	$2,327,473
		173,710,627
State General Obligation Bonds — 12.99%
California State (Forward Delivery)
5.00% 9/1/32	1,100,000	1,292,610
5.00% 9/1/41	3,000,000	3,355,920
(Various Purpose)
5.00% 8/1/27	1,905,000	2,088,547
5.00% 3/1/30	3,000,000	3,185,550
5.00% 4/1/37	3,825,000	3,878,856
5.00% 10/1/47	1,635,000	1,730,778
Commonwealth of Massachusetts Series A 5.50% 8/1/30 (AMBAC)	760,000	904,552
Commonwealth of Puerto Rico 3.018% 11/1/43 •	52,361,369	27,031,557
(Restructured) Series A-1 4.00% 7/1/46	10,126,406	8,599,445
Connecticut State
Series B 5.00% 6/15/35	2,190,000	2,314,633
Series E 5.00% 9/15/35	1,905,000	2,099,767
Series E 5.00% 9/15/37	1,725,000	1,894,309
Georgia State Series A 4.00% 7/1/38	3,500,000	3,628,660
Illinois State
5.00% 5/1/36	55,000	56,122
5.00% 11/1/36	1,560,000	1,609,545
5.00% 2/1/39	2,030,000	2,065,119
5.25% 2/1/30	2,670,000	2,735,976
5.25% 2/1/32	1,040,000	1,064,835
5.25% 2/1/33	90,000	92,151
5.50% 5/1/39	4,395,000	4,774,904
Series A 4.00% 12/1/33	1,010,000	986,669
Series A 4.00% 3/1/41	1,110,000	1,023,875
Series A 5.00% 3/1/34	3,000,000	3,204,900
Series A 5.00% 4/1/38	885,000	891,213
Series A 5.50% 3/1/42	1,500,000	1,647,720

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.50% 3/1/47	4,700,000	$5,112,989
Series D 5.00% 11/1/27	3,075,000	3,291,757
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,060,941
Maryland State
Series A 5.00% 3/15/26	3,825,000	4,168,102
Series A 5.00% 3/15/28	2,290,000	2,596,654
Texas State (Transportation Commission Mobility) Series A 5.00% 10/1/33	1,345,000	1,480,294
Washington State
Series A 5.00% 8/1/42	2,500,000	2,789,050
Series R 4.00% 7/1/29	6,300,000	6,867,189
		118,525,189
Transportation Revenue Bonds — 16.21%
Chicago, Illinois Midway International Airport Series A 5.00% 1/1/28 (AMT)	1,000,000	1,024,770
Chicago, Illinois O’Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,095,000	1,141,417
Series A 5.00% 1/1/38 (AMT)	460,000	478,386
Series B 5.00% 1/1/33	2,075,000	2,166,611
Series D 5.25% 1/1/42	1,530,000	1,621,969
Chicago, Illinois Transit Authority Revenue Series A 4.00% 12/1/55	865,000	772,895
Dallas, Texas Fort Worth International Airport Revenue Series F 5.25% 11/1/30	3,825,000	3,935,657
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,539,156
Series A 5.00% 12/1/43 (AMT)	4,580,000	4,751,796
Foothill-Eastern, California Transportation Corridor Agency Revenue (Junior Lien) Series C 4.00% 1/15/43	1,725,000	1,596,022
(Senior Lien) Series A 4.00% 1/15/46	3,585,000	3,386,391
Georgia Ports Authority Revenue 4.00% 7/1/52	1,200,000	1,141,068

43

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Harris County, Texas Toll Road Authority Senior Lien Series A 5.00% 8/15/27	2,000,000	$2,240,880
Lee County, Florida Airport Revenue Series B 4.00% 10/1/51 (AMT)	4,430,000	4,043,792
Los Angeles, California Department of Airports Revenue Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,305,775
Love Field Airport Modernization, Texas General Airport Revenue
5.00% 11/1/35 (AMT)	760,000	796,814
5.00% 11/1/36 (AMT)	760,000	795,819
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	3,055,000	3,264,328
Series A 5.00% 7/1/39 (AMT)	2,245,000	2,383,988
Series A 5.00% 7/1/40 (AMT)	1,390,000	1,472,205
Metropolitan Nashville, Tennessee Airport Authority Series A 5.00% 7/1/45	3,840,000	4,002,278
Metropolitan Transportation Authority Revenue, New York Series D 5.00% 11/15/33	1,140,000	1,197,160
(Climate Bond Certified) Subseries A-2 4.00% 11/15/41	1,370,000	1,265,373
(Green Bonds)
Series A-1 5.00% 11/15/47	1,000,000	1,024,190
Subordinate Series C-1 5.25% 11/15/55	70,000	72,835
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue (Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	3,270,000	2,947,872
Montgomery County, Texas Toll Road Authority Revenue (Senior Lien) 5.00% 9/15/37	1,340,000	1,377,587
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	3,825,000	3,987,792
Series E 5.00% 1/1/45	4,580,000	4,735,491
New York Transportation Development Corporation Special Facilities Revenue (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	12,800,000	11,877,120

44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Carolina Turnpike Authority Revenue 5.00% 1/1/36 (AGM)	2,290,000	$2,505,581
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	1,530,000	1,539,716
(2nd Tier) Series A 5.00% 1/1/34	3,825,000	3,992,726
Series A 4.00% 1/1/44	5,750,000	5,535,985
Pennsylvania Turnpike Commission Revenue
Series A-1 5.00% 12/1/40	690,000	716,462
Series A-2 5.00% 12/1/43	1,530,000	1,622,641
Series C 5.00% 12/1/44	760,000	780,140
Philadelphia, Pennsylvania Airport Revenue (Private Activity) 5.00% 7/1/51 (AMT)	3,000,000	3,094,230
Phoenix, Arizona Civic Improvement (Junior Lien) Series B 5.00% 7/1/44 (AMT)	1,370,000	1,422,361
Port of Seattle, Washington Intermediate Lien Revenue (Private Activity)
Series B 4.00% 8/1/47 (AMT)	1,500,000	1,387,725
Series B 5.50% 8/1/47 (AMT)	1,000,000	1,102,560
Regional Transportation District (Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	2,045,000	1,958,599
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	3,055,000	3,211,813
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,111,900
Series B 5.00% 7/1/42	2,635,000	2,775,314
San Diego County, California Regional Airport Authority Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,334,580
San Francisco City & County, California Airports Commission (San Francisco International Airport) Series A 5.00% 5/1/49 (AMT)	3,825,000	3,964,421
South Jersey Port, New Jersey (Subordinated Marine Terminal)
Series B 5.00% 1/1/42 (AMT)	1,000,000	1,014,850
Series B 5.00% 1/1/48 (AMT)	5,340,000	5,389,288

45

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	1,900,000	$1,953,390
7.00% 12/31/38 (AMT)	1,395,000	1,439,654
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	11,325,000	11,454,558
Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	930,000	945,466
Washington Metropolitan Area Transit Authority Revenue, D.C. 5.00% 7/1/43	760,000	811,703
Wayne County, Michigan Airport Authority (Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	1,905,000	1,914,296
Series D 5.00% 12/1/45 (AGM)	570,000	596,551
		147,923,947
Water & Sewer Revenue Bonds — 1.19%
Goodyear, Arizona Water & Sewer Revenue (Subordinate Lien Water and Sewer Revenue Obligations) 4.00% 7/1/45 (AGM)	3,450,000	3,367,959
Guam Government Waterworks Authority Series A 5.00% 1/1/50	1,530,000	1,592,898
Mississippi Development Bank (Jackson Water and Sewer System Revenue Bond Project) 6.75% 12/1/30 (AGM)	760,000	794,284
Tampa, Florida Water & Wastewater System Revenue (Green Bonds) Series A 5.25% 10/1/57	4,500,000	5,121,585
		10,876,726
Total Municipal Bonds (cost $902,858,459)		875,806,700

46

	Principal amount°	Value (US $)
Short-Term Investments — 3.07%
Variable Rate Demand Notes — 3.07%¤
Los Angeles, California Department of Water & Power System Revenue Subseries Series B-3 0.85% 7/1/34 (SPA - Barclays Bank)	1,400,000	$1,400,000
Los Angeles, California Department of Water & Power Water System Revenue Subseries B-4 0.85% 7/1/35 (SPA - Barclays Bank)	1,000,000	1,000,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Project) Series C 1.00% 12/1/30	3,500,000	3,500,000
Mississippi Development Bank 1.00% 12/1/39	2,000,000	2,000,000
New York City, New York Fiscal 2018 Subordinate Series B-4 1.08% 10/1/46 (SPA - Barclays Bank)	1,250,000	1,250,000
New York City, New York Municipal Water Finance Authority 1.05% 6/15/50 (SPA – JPMorgan Chase Bank N.A.)	1,245,000	1,245,000
New York City, New York Transitional Finance Authority Subseries A-4 1.05% 8/1/39 (SPA – JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
New York City, New York Water & Sewer System Fiscal 2008 Series BB-5 1.03% 6/15/33 (SPA - Bank of America N.A.)	4,545,000	4,545,000
New York, Metropolitan Transportation Authority Revenue Subseries A-2 1.03% 11/1/26 (LOC - TD Bank N.A.)	3,000,000	3,000,000
Phoenix, Arizona Industrial Development Authority (Mayo Clinic) Series B 0.98% 11/15/52 (SPA - Northern Trust)	600,000	600,000
University of Michigan Series D-1 0.98% 12/1/24	1,400,000	1,400,000

47

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of North Carolina at Chapel Hill Series B 1.00% 2/15/31 (SPA - TD Bank N.A.)	6,800,000	$6,800,000
Total Short-Term Investments (cost $28,040,000)		28,040,000
Total Value of Securities—99.06% (cost $930,898,459)		$903,846,700

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $69,061,237, which represents 7.57% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance

48

Summary of abbreviations: (continued)

ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

49

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 96.48%
Corporate Revenue Bonds — 12.80%
Arizona Industrial Development Authority Revenue (Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	5,520,000	$5,878,303
Black Belt Energy Gas District, Alabama (Project No. 4) Series A 4.00% 6/1/25	1,655,000	1,676,234
Buckeye, Ohio Tobacco Settlement Financing Authority (Senior) Series A-2 3.00% 6/1/48	4,315,000	3,200,781
Series A-2 4.00% 6/1/48	4,200,000	3,764,502
California Pollution Control Financing Authority Revenue (Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	750,000
Central Plains, Nebraska Energy Project (Project No. 3) Series A 5.00% 9/1/42	250,000	263,577
Chandler, Arizona Industrial Development Authority Revenue (Intel Corporation Project) 2.70% 12/1/37 (AMT) •	2,700,000	2,690,577
Commonwealth of Pennsylvania Financing Authority (Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,182,740
Erie, New York Tobacco Asset Securitization (Capital Appreciation-Asset-Backed) Series A 144A 0.459% 6/1/60 #, ^	38,675,000	2,216,077
Florida Development Finance Corporation Surface Transportation Facility Revenue (Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,184,610
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,552,936
George L Smith II Congress Center Authority Series A 4.00% 1/1/54	2,210,000	1,898,324
Series B 144A 5.00% 1/1/36 #	1,000,000	950,660
Houston, Texas Airport System Revenue (United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,370,000	3,386,142

50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Inland, California Empire Tobacco Securitization (Capital Appreciation-Turbo-Asset-Backed) Series E 144A 1.33% 6/1/57 #, ^	62,600,000	$3,565,070
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,535,575
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) 5.00% 12/1/50	4,135,000	4,190,947
Iowa Tobacco Settlement Authority Series A-2 4.00% 6/1/38	300,000	295,791
Series A-2 4.00% 6/1/39	600,000	588,918
Iowa Tobacco Settlement Authority Revenue Series A-2 4.00% 6/1/40	300,000	293,010
Jefferson County, Texas Industrial Development (TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	1,275,000	1,113,279
Kentucky Public Energy Authority (Gas Supply Revenue) Series C-1 4.00% 12/1/49 •	5,000,000	5,044,750
Lower Alabama Gas District Series A 5.00% 9/1/34	4,850,000	5,180,139
Maine Finance Authority Revenue (Go Lab Madison Project, Green Bonds) 144A 8.00% 12/1/51 (AMT) #	3,490,000	2,812,242
Michigan Finance Authority Series A Class 1 4.00% 6/1/49	2,000,000	1,833,580
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,943,827
New Jersey Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	1,965,000	1,980,445
New York Counties Tobacco Trust V (Capital Appreciation - Pass Through) Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	712,000
New York Liberty Development Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	3,960,623
New York Transportation Development Special Facilities Revenue Series B 6.50% 11/1/39	3,485,000	4,210,786

51

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue (American Airlines, Inc. - John F. Kennedy International Airport Project) 3.00% 8/1/31 (AMT)	5,230,000	$4,880,584
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	7,210,000	7,437,619
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	3,000,000	3,660,690
Public Finance Authority, Wisconsin (Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/52	2,820,000	2,928,598
Series A 5.00% 2/1/62	1,375,000	1,412,015
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.00% 12/1/32	3,850,000	4,118,884
5.25% 12/1/24	3,050,000	3,169,621
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	4,000,000	4,223,800
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue (AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,183,815
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,125,000
St. John Baptist Parish, Louisiana (Marathon Oil Corporation project) Subseries A-2 2.10% 6/1/37 •	2,250,000	2,219,265
Tennessee Energy Acquisition Commodity Project Revenue Series A 5.00% 5/1/52 •	1,300,000	1,359,904
Tobacco Securitization Authority of Southern California (Capital Appreciation-2nd Subordinate Lien) Series C 1.99% 6/1/46 ^	9,655,000	1,522,883
(Capital Appreciation-3rd Subordinate Lien) Series D 2.123% 6/1/46 ^	1,630,000	200,572
TSASC, New York Series A 5.00% 6/1/30	475,000	505,248
Series A 5.00% 6/1/31	475,000	503,329

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority (Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	3,300,000	$3,020,490
Virginia Tobacco Settlement Financing Corporation (Capital Appreciation Asset-Backed) Series B 5.20% 6/1/46	1,250,000	1,250,050
Series C 10.791% 6/1/47 ^	53,800,000	13,291,828
Series D 2.466% 6/1/47 ^	8,185,000	1,955,233
		136,825,873
Education Revenue Bonds — 5.71%
Arizona Industrial Development Authority Revenue (American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,505,754
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	889,595
(Macombs Facility Project) Series A 4.00% 7/1/61	2,000,000	1,614,380
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	887,127
Bucks County, Pennsylvania Industrial Development Authority Revenue (School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,065,340
California Educational Facilities Authority Revenue (Stanford University) Series V-1 5.00% 5/1/49	1,075,000	1,275,348
California Municipal Finance Authority Series A 144A 5.50% 6/1/53 #	1,000,000	1,010,680
California School Finance Authority (View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	175,000	177,401
California State University (Systemwide) Series A 5.00% 11/1/31	2,000,000	2,209,520
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	500,000	501,420

53

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 144A 6.125% 11/1/33 #	2,215,000	$2,279,833
Capital Trust Agency, Florida Revenue (Liza Jackson Preparatory School Project) Series A 5.00% 8/1/40	300,000	307,653
Series A 5.00% 8/1/55	800,000	805,512
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,977,120
District of Columbia Revenue (KIPP DC Issue) 4.00% 7/1/39	1,275,000	1,202,287
4.00% 7/1/44	740,000	673,851
Fulton County, Georgia Development Authority Revenue (Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,381,232
Idaho Housing & Finance Association (Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,209,194
(Anser of Idaho Project) Series A 4.00% 5/1/28	230,000	236,951
Series A 4.00% 5/1/30	250,000	256,390
(Gem Prep: Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	542,795
(Sage International School of Boise Project) Series A 4.00% 5/1/29	205,000	211,351
Series A 4.00% 5/1/35	450,000	453,411
Series A 4.00% 5/1/40	1,330,000	1,316,487
Series A 4.00% 5/1/55	1,540,000	1,450,695
Illinois Finance Authority
(University of Illinois at Chicago) Series A 5.00% 2/15/26	400,000	405,680
Series A 5.00% 2/15/28	260,000	263,747
Series A 5.00% 2/15/30	390,000	392,706
Series A 5.00% 2/15/32	265,000	265,453
Maricopa County, Arizona Industrial Development Authority Revenue (Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	249,690

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue (Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/50 #	175,000	$169,619
(Highland Prep Project) Series A 4.00% 7/1/30	330,000	338,996
Series A 4.00% 7/1/32	360,000	361,984
Series A 4.00% 7/1/34	390,000	385,347
Series A 4.00% 7/1/36	425,000	416,003
Series A 4.00% 7/1/38	460,000	444,677
Series A 4.00% 7/1/40	500,000	477,770
Series A 4.00% 7/1/46	740,000	682,050
Massachusetts Development Finance Agency Revenue (Harvard University) Series A 5.00% 7/15/40	5,000,000	5,886,750
Massachusetts School Building Authority Series C 5.00% 8/15/37	2,500,000	2,647,600
Miami-Dade County, Florida Educational Facilities Authority (University of Miami) Series A 5.00% 4/1/30	520,000	541,705
Series A 5.00% 4/1/31	1,090,000	1,131,856
New York State Dormitory Authority Revenue (New York University) Series A 5.75% 7/1/27 (NATL)	7,530,000	8,200,998
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,352,903
Newark, Texas Higher Education Finance (Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,136,350
Oregon State Facilities Authority Revenue (Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	905,620
Phoenix, Arizona Industrial Development Authority Housing Revenue (Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/30	350,000	363,958
Series A 5.00% 7/1/32	235,000	242,410

55

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue (High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	$1,416,191
University of Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	3,878,720
		61,000,110
Electric Revenue Bonds — 5.80%
California Community Choice Financing Authority Clean Energy Project Revenue Series A-1 4.00% 5/1/53 •	3,000,000	3,053,430
Series B-1 4.00% 2/1/52 •	1,910,000	1,928,049
Guam Power Authority Revenue Series A 5.00% 10/1/32	4,000,000	4,390,800
Series A 5.00% 10/1/33	2,915,000	3,175,426
Long Island, New York Power Authority 5.00% 9/1/33	250,000	273,740
5.00% 9/1/35	1,000,000	1,088,950
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,500,625
New York State Utility Debt Securitization Authority (Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,602,390
Puerto Rico Electric Power Authority Revenue Series CCC 5.25% 7/1/27 ‡	1,520,000	1,235,000
Series TT 5.00% 7/1/32 ‡	1,555,000	1,263,438
Series WW 5.25% 7/1/33 ‡	1,015,000	824,688
Series WW 5.50% 7/1/17 ‡	2,200,000	1,784,750
Series WW 5.50% 7/1/19 ‡	1,710,000	1,387,237
Series WW 5.50% 7/1/38 ‡	1,925,000	1,571,281
Series XX 5.25% 7/1/40 ‡	4,630,000	3,761,875
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,414,425
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,000,000	4,219,600
Series A 5.00% 1/1/38	5,000,000	5,390,600
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	5,601,550

56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Utility Debt Securitization Authority, New York (Restructuring Bonds) 5.00% 12/15/37	10,000,000	$10,572,900
		62,040,754
Healthcare Revenue Bonds — 7.98%
Apple Valley, Minnesota (Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	915,000	669,936
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,230,900
California Health Facilities Financing Authority (Children’s Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,433,750
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,600,000	5,235,904
(Sutter Health) Series A 5.00% 11/15/38	760,000	811,460
Colorado Health Facilities Authority Revenue (AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,624,240
(CommonSpirit Health) Series A-1 4.00% 8/1/38	1,000,000	965,470
Series A-2 5.00% 8/1/38	1,105,000	1,155,388
County of Hamilton, Ohio Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	4,025,971
Cuyahoga County, Ohio (The Metrohealth System) 5.00% 2/15/37	1,000,000	1,032,620
Escambia County, Florida Health Facilities Authority Revenue (Baptist Healthcare Obligated Group) Series A 4.00% 8/15/45	655,000	586,874
Series A 4.00% 8/15/50	1,950,000	1,726,764
Gainesville & Hall County, Georgia Hospital Authority Revenue (Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	361,844

57

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue (Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	$676,183
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	496,360
(Royal Oaks Life Care Community) 4.00% 5/15/27	620,000	606,955
4.00% 5/15/30	1,385,000	1,312,551
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	769,072
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue (Westminster Canterbury Richmond) Series A 5.00% 10/1/42	650,000	698,308
Series A 5.00% 10/1/47	2,275,000	2,407,382
Illinois Finance Authority (NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	5,490,000	5,806,169
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	705,766
Iowa Finance Authority Senior Housing Revenue (PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	471,430
Kalispell, Montana (Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	438,567
Lancaster County, Pennsylvania Hospital Authority (University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,598,666
Maricopa County, Arizona Industrial Development Authority Revenue (Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,216,510
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,253,452
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,127,320

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue (Rochester Regional Health Project) Series D 3.00% 12/1/40	1,000,000	$714,080
Series D 4.00% 12/1/38	200,000	182,564
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,375,828
National Finance Authority Revenue, New Hampshire (Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,134,942
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	936,210
New Hope, Texas Cultural Education Facilities Finance (Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,386,203
New Jersey Health Care Facilities Financing Authority (Virtua Health Issue) Series C 0.75% 7/1/43 (LOC – JPMorgan Chase Bank N.A.) •	200,000	200,000
New York State Dormitory Authority Revenue (Orange Regional Medical Center) 144A 5.00% 12/1/31 #	1,000,000	1,025,160
144A 5.00% 12/1/32 #	1,100,000	1,122,946
144A 5.00% 12/1/33 #	1,000,000	1,016,410
Northampton County, Philadelphia, Pennsylvania Industrial Development Authority Revenue (MorningStar Senior Living Project) 5.00% 7/1/32	1,275,000	1,274,962
Ohio State (Cleveland Clinic Health System Obligated Group) Series A 4.00% 1/1/39	1,500,000	1,470,675
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project) Series B 5.25% 8/15/43	2,790,000	2,594,867
Pennsylvania Economic Development Financing Authority First Mortgage Revenue (Tapestry Moon Senior Housing Project) Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	380,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	332,500

59

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Prince George’s County, Maryland (Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	$2,817,706
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Project) 4.00% 5/15/40	1,450,000	1,293,458
Seminole County, Florida Industrial Development Authority (Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	4,791,849
Series B-1 4.25% 11/15/26	3,000,000	2,820,000
Tempe, Arizona Industrial Development Authority (Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,161,804
Washington State Housing Finance Commission (Heron’s Key Senior Living) Series A 144A 7.00% 7/1/45 #	800,000	828,856
		85,306,832
Lease Revenue Bonds — 8.24%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.125% 11/1/23	185,000	186,206
Kansas City, Missouri Industrial Development Authority Revenue (Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	6,880,000	7,102,155
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,426,231
Metropolitan Pier & Exposition Authority, Illinois (McCormick Place Expansion Project) Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,279,640
Series A 4.00% 12/15/42	2,220,000	2,027,970
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,407,684
Series A 4.00% 12/15/47	13,560,000	12,030,161
Series A 4.00% 6/15/50	1,695,000	1,487,498
Series A 4.00% 6/15/50 (BAM)	1,000,000	926,050
Series A 4.00% 6/15/52	1,350,000	1,173,919
Series A 4.00% 6/15/52 (BAM)	1,000,000	916,300

60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Economic Development Authority (NJ Transit Transportation Project) Series A 4.00% 11/1/38	1,000,000	$966,200
Series A 4.00% 11/1/39	1,000,000	961,930
New Jersey State Transportation Trust Fund Authority (Capital Appreciation) Series A 2.873% 12/15/39 (BAM) ^	25,290,000	11,846,089
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,588,880
(Transportation Program Bonds) Series BB 4.00% 6/15/46	5,000,000	4,585,550
(Transportation System Bonds) Series A 4.00% 6/15/35	1,810,000	1,773,365
Series A 5.00% 12/15/25	5,000,000	5,325,700
New York City, New York Transitional Finance Authority Building Aid Revenue Series S-1 5.00% 7/15/31	5,000,000	5,258,450
New York Liberty Development Revenue (4 World Trade Center Project) Series A 3.00% 11/15/51 (BAM)	1,000,000	733,650
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,215,400
New York State Dormitory Authority Revenue (Health Facilities Improvement Program) Series 1 5.00% 1/15/28	750,000	840,278
Series 1 5.00% 1/15/29	3,100,000	3,462,793
Virginia College Building Authority Educational Facilities Revenue (21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	4,576,520
Virginia Public Building Public Facilities Authority Revenue Series A 4.00% 8/1/39	5,000,000	5,046,450
		88,145,069
Local General Obligation Bonds — 3.64%
Chicago, Illinois Series A 5.25% 1/1/29	640,000	654,144
Series A 5.50% 1/1/35	1,980,000	2,134,935
Series C 5.00% 1/1/26	1,280,000	1,351,411
Chicago, Illinois Board of Education 5.00% 4/1/35	825,000	857,785
5.00% 4/1/36	320,000	332,317

61

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education (Dedicated Revenues) Series C 5.00% 12/1/34	2,160,000	$2,244,802
Series D 5.00% 12/1/31	2,160,000	2,253,031
Howard Country, Maryland Consolidated Public Improvement Project Series A 4.00% 8/15/35	2,065,000	2,169,055
Independent School District of Boise City, Ada & Boise Counties, Idaho Series 2019 5.00% 8/1/31	1,350,000	1,529,942
MIDA Golf and Equestrian Center Public Infrastructure District, Utah 144A 4.125% 6/1/36 #	1,790,000	1,533,636
144A 4.25% 6/1/41 #	2,210,000	1,834,941
New York City, New York Series A 4.00% 8/1/38	5,000,000	4,937,600
Series A 5.00% 8/1/47	3,500,000	3,753,995
Series E 5.00% 8/1/23	3,685,000	3,774,030
Series F-1 5.00% 6/1/34	5,000,000	5,267,750
San Francisco, California Bay Area Rapid Transit District (Election 2004) Series D 5.00% 8/1/31	4,000,000	4,301,360
		38,930,734
Pre-Refunded/Escrowed to Maturity Bonds — 3.96%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/35-25 §	5,000,000	5,336,900
California State Department of Water Resources (Water System) Series AS 5.00% 12/1/29-24 §	15,000	15,851
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,839,353
Delaware River Port Authority Revenue 5.00% 1/1/30-24 §	400,000	413,976
Denton Independent School District, Texas (School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,285,680
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services - Student Housing Project at Millersville University) 5.00% 7/1/39-24 §	875,000	913,728

62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services - Student Housing Project at Millersville University) 5.00% 7/1/46-24 §	1,425,000	$1,488,070
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27-24 (PSF) §	2,000,000	2,072,620
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	931,481
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,210,660
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29-24 §	5,195,000	5,424,463
Pennsylvania State Turnpike Commission Revenue Series C 5.00% 12/1/43-23 §	4,555,000	4,700,532
Sacramento, California Water Revenue 5.00% 9/1/26-23 §	3,160,000	3,245,194
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30-23 §	2,190,000	2,305,939
Texas State (Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,120,330
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24-23 §	2,000,000	2,029,060
		42,333,837
Special Tax Revenue Bonds — 15.55%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue (City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,207,393
Camden County, New Jersey Improvement Authority Revenue (County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,214,000

63

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe, Florida Community Development District 4.75% 5/1/24	200,000	$203,508
5.00% 5/1/34	830,000	838,117
Connecticut State Transportation Infrastructure Series B 5.00% 10/1/30	3,375,000	3,796,099
Dallas, Texas Convention Center Hotel Development Revenue Series A 5.00% 1/1/24	3,420,000	3,425,883
Series A 5.25% 1/1/23	5,375,000	5,385,750
Denver, Colorado Convention Center Hotel Authority (Senior) 5.00% 12/1/25	1,900,000	1,992,055
5.00% 12/1/26	2,500,000	2,653,950
5.00% 12/1/29	600,000	631,242
5.00% 12/1/31	900,000	936,738
5.00% 12/1/32	1,800,000	1,863,486
5.00% 12/1/34	1,500,000	1,539,765
5.00% 12/1/35	1,200,000	1,229,196
5.00% 12/1/36	900,000	920,358
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	38,325,821	34,301,610
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,869,276
Illinois State, Sales Tax Revenue (Junior Obligation) Series A 4.00% 6/15/31 (BAM)	2,500,000	2,603,400
Massachusetts School Building Authority Series C 5.00% 8/15/29	1,630,000	1,749,495
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands Series A 5.00% 10/1/39	1,785,000	1,853,098
Metropolitan Transportation Authority Revenue, New York (Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,379,100
Miami-Dade County, Florida Special Obligation Revenue 3.505% 10/1/37 (BAM) ^	3,000,000	1,596,090

64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Building Aid Revenue Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	$4,920,960
New York City, New York Transitional Finance Authority Future Tax Secured Subseries A-1 5.00% 11/1/23	2,865,000	2,953,299
Subseries B-1 5.00% 8/1/42	5,000,000	5,175,750
Subseries C 5.00% 11/1/27	4,150,000	4,315,751
Subseries E-1 5.00% 2/1/35	5,000,000	5,383,650
New York State Dormitory Authority Revenue Series A 5.00% 3/15/31	1,000,000	1,054,180
New York State Urban Development Revenue (General Purpose) Series A 5.00% 3/15/37	2,290,000	2,492,482
Series B 5.00% 3/15/35	5,000,000	5,288,450
Orange County, California Local Transportation Authority Sales Tax Revenue 5.00% 2/15/39	2,000,000	2,206,400
Public Finance Authority, Wisconsin (American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	904,546
Puerto Rico Sales Tax Financing Revenue (Capital Appreciation - Restructured) Series A-1 5.60% 7/1/46 ^	9,170,000	2,626,196
(Restructured) Series A-1 4.55% 7/1/40	6,015,000	6,014,940
Series A-1 4.75% 7/1/53	13,160,000	12,584,908
Series A-1 5.00% 7/1/58	6,215,000	6,029,171
Series A-1 6.01% 7/1/51 ^	33,441,000	7,131,628
Series A-2 4.329% 7/1/40	8,237,000	8,016,743
Series A-2 4.329% 7/1/40	4,516,000	4,395,242
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	610,000	597,513
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,055,000	997,830
		166,279,248

65

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 15.55%
California State (School Facilities) 5.00% 11/1/30	5,000,000	$5,154,700
(Various Purpose) 4.00% 10/1/36	3,875,000	3,993,304
4.00% 10/1/37	2,000,000	2,054,160
5.00% 8/1/26	3,120,000	3,424,293
5.00% 10/1/26	2,500,000	2,753,575
5.00% 8/1/28	3,000,000	3,418,710
5.00% 9/1/30	1,715,000	1,878,542
5.00% 9/1/32	4,100,000	4,478,389
5.00% 9/1/32	1,400,000	1,645,140
5.00% 8/1/33	5,000,000	5,276,900
5.00% 9/1/35	8,000,000	8,643,360
5.00% 9/1/41	470,000	525,761
5.25% 9/1/30	5,000,000	5,146,050
Series C 5.00% 9/1/30	5,985,000	6,419,990
Commonwealth of Massachusetts Series A 5.00% 1/1/35	7,500,000	8,289,675
Series A 5.00% 7/1/37	5,000,000	5,269,400
Commonwealth of Puerto Rico 2.88% 11/1/43 •	29,611,037	15,286,698
(Restructured)
Series A-1 4.00% 7/1/33	2,794,921	2,618,869
Series A-1 4.00% 7/1/35	3,225,895	2,966,049
Series A-1 4.00% 7/1/37	1,582,817	1,418,347
Series A-1 4.00% 7/1/41	4,805,397	4,196,601
Series A-1 4.00% 7/1/46	845,647	718,132
Series A-1 4.364% 7/1/33 ^	1,555,526	885,234
Series A-1 5.75% 7/1/31	2,340,148	2,567,283
Connecticut State Series F 5.00% 9/15/27	2,790,000	3,111,352
District of Columbia Series C 5.00% 6/1/34	5,000,000	5,167,450
Hawaii State Series FW 4.00% 1/1/34	3,010,000	3,178,741
Illinois State 5.00% 1/1/28	1,630,000	1,708,305
5.00% 11/1/36	1,965,000	2,027,408
5.25% 2/1/30	2,410,000	2,469,551
5.25% 2/1/32	1,015,000	1,039,238

66

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State 5.50% 5/1/39	2,500,000	$2,716,100
Series A 4.00% 3/1/41	1,860,000	1,715,683
Series A 5.125% 12/1/29	4,440,000	4,745,516
Series B 4.00% 10/1/35	8,830,000	8,477,418
Series C 4.00% 10/1/37	1,710,000	1,620,003
Series C 4.00% 10/1/42	3,835,000	3,499,361
Series D 5.00% 11/1/25	1,220,000	1,278,767
(Rebuild Illinois Program) Series B 4.00% 11/1/33	2,000,000	1,955,820
Series B 4.00% 11/1/34	1,190,000	1,151,837
Series B 4.00% 11/1/35	2,200,000	2,110,526
Series B 4.00% 11/1/38	1,810,000	1,701,509
New Jersey State Series A 4.00% 6/1/31	3,440,000	3,673,817
Oregon State (Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	5,461,900
Washington State Series E 5.00% 7/1/31	3,000,000	3,163,080
Series R 4.00% 7/1/29	2,000,000	2,180,060
(Various Purpose) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,133,920
		166,316,524
Transportation Revenue Bonds — 15.07%
Atlanta, Georgia Department of Aviation Series B 5.00% 7/1/32 (AMT)	1,000,000	1,110,200
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,253,467
Bay Area, California Toll Authority (San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,035,020
Chicago, Illinois Midway International Airport Series A 5.00% 1/1/28 (AMT)	1,905,000	1,952,187
Chicago, Illinois O’Hare International Airport Revenue Series A 5.00% 1/1/37 (AMT)	5,000,000	5,211,950
Series B 5.00% 1/1/32	1,000,000	1,045,780
Series B 5.00% 1/1/33	1,520,000	1,587,108
(General-Airport-Senior Lien) Series B 5.00% 1/1/36	2,500,000	2,705,675
Series B 5.00% 1/1/37	3,000,000	3,227,160

67

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Denver City & County, Colorado Airport System Revenue Series A 4.00% 12/1/43 (AMT)	7,890,000	$7,407,448
Florida Development Finance Corporation Revenue (Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	5,900,000	5,779,876
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue (Senior Lien) Series A 4.00% 1/15/46	1,000,000	944,600
Lee County, Florida Airport Revenue 5.00% 10/1/33	4,305,000	4,533,294
Los Angeles, California Department of Airports Series A 5.00% 5/15/33 (AMT)	845,000	923,399
Metropolitan Transportation Authority Revenue, New York (Climate Bond Certified) Subseries A-2 4.00% 11/15/41	3,000,000	2,770,890
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue (Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	490,000	441,730
Miami-Dade County, Florida Aviation Revenue Series B 5.00% 10/1/37	5,700,000	5,904,915
New Jersey State Turnpike Authority Turnpike Revenue Series A 5.00% 1/1/33	1,770,000	1,911,812
Series E 5.00% 1/1/32	5,050,000	5,551,516
New Orleans, Louisiana Aviation Board (North Terminal Project) Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,000,282
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,995,613
New York State Thruway Authority Series J 5.00% 1/1/27	5,705,000	5,870,901
Series J 5.00% 1/1/32	2,500,000	2,568,400
Series K 5.00% 1/1/31	5,000,000	5,238,200

68

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue (Delta AirLines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 10/1/30 (AMT)	1,950,000	$1,923,753
5.00% 1/1/33 (AMT)	790,000	815,991
5.00% 10/1/35 (AMT)	1,125,000	1,173,060
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/36 (AMT)	3,000,000	3,162,600
Oklahoma State Turnpike Authority Revenue Series A 5.00% 1/1/42	5,000,000	5,294,950
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/48	2,500,000	2,657,725
Series A-1 5.00% 12/1/40	1,400,000	1,453,690
Series A-1 5.00% 12/1/45	1,000,000	1,029,150
Series B 5.00% 12/1/45	5,000,000	5,175,350
Series C 5.00% 12/1/43	1,445,000	1,468,004
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,765,228
Phoenix, Arizona Civic Improvement Corporation Airport Revenue (Junior Lien) Series A 5.00% 7/1/33	3,355,000	3,539,391
Series B 5.00% 7/1/44 (AMT)	3,900,000	4,049,058
Port Authority of Guam Revenue (Governmental) Series A 5.00% 7/1/48	225,000	236,075
Port Authority of New York & New Jersey 5.00% 9/15/25 (AMT)	7,000,000	7,382,970
5.00% 10/15/29 (AMT)	3,105,000	3,250,904
(194th Series) 5.00% 10/15/32	2,500,000	2,678,725
Regional Transportation District (Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	993,590
Salt Lake City, Utah Airport Revenue Series A 5.00% 7/1/36 (AMT)	10,000,000	10,513,300
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,220,000
Series B 5.00% 7/1/31	500,000	543,150
Series B 5.00% 7/1/32	600,000	648,378
Series B 5.00% 7/1/33	1,000,000	1,077,140

69

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority Revenue Series B 4.00% 7/1/46 (AMT) (BAM)	2,260,000	$2,107,992
South Jersey Port, New Jersey (Subordinated Marine Terminal) Series B 5.00% 1/1/24 (AMT)	180,000	185,929
Series B 5.00% 1/1/25 (AMT)	390,000	403,455
Series B 5.00% 1/1/30 (AMT)	230,000	243,147
Series B 5.00% 1/1/32 (AMT)	215,000	225,372
Series B 5.00% 1/1/33 (AMT)	705,000	734,899
Series B 5.00% 1/1/34 (AMT)	880,000	912,217
Series B 5.00% 1/1/35 (AMT)	675,000	696,904
Series B 5.00% 1/1/36 (AMT)	660,000	678,823
Series B 5.00% 1/1/37 (AMT)	430,000	440,754
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	3,870,038
Wayne County, Michigan Airport Authority Series D 5.00% 12/1/45 (AGM)	6,300,000	6,593,454
		161,116,589
Water & Sewer Revenue Bonds — 2.18%
Broward County, Florida Water & Sewer Utility Revenue Series A 4.00% 10/1/45	2,640,000	2,559,031
Dominion, Colorado Water & Sanitation District 5.25% 12/1/27	395,000	403,477
Great Lakes, Michigan Water Authority Water Supply System Revenue (Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,236,520
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (General Resolution) Series EE 5.00% 6/15/39	5,000,000	5,288,050
Sacramento County, California Sanitation Districts Financing Authority Revenue Series A 5.00% 12/1/50	2,500,000	2,741,450
San Antonio, Texas Water System Revenue Series A 5.00% 5/15/32	1,500,000	1,636,365
Series A 5.00% 5/15/33	2,250,000	2,445,862

70

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water & Wastewater System Revenue Series A 5.00% 10/1/52	4,500,000	$4,995,045
		23,305,800
Total Municipal Bonds (cost $1,058,357,086)		1,031,601,370

Short-Term Investments — 2.83%
Variable Rate Demand Notes — 2.83%¤
Arizona Health Facilities Authority Revenue (Banner Health) Series C 1.03% 1/1/46 (LOC - Bank of America, N.A.)	150,000	150,000
Los Angeles, California Department of Water & Power System Revenue Series A-2 0.80% 7/1/51 (SPA - TD Bank N.A.)	1,335,000	1,335,000
Series A-2 0.85% 7/1/51 (SPA - Royal Bank of Canada)	8,025,000	8,025,000
Series B4 0.85% 7/1/35 (SPA - Barclays Bank)	800,000	800,000
(Power System) Subordinate Series A-1 0.85% 7/1/50 (SPA - Royal Bank of Canada)	1,000,000	1,000,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Allina Health System) Series B-2 1.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,900,000	2,900,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A. Inc. Project) Series L 1.00% 11/1/35	1,275,000	1,275,000
Mississippi Development Bank 1.00% 12/1/39	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-3 1.08% 11/1/42 (SPA - Barclays Bank)	5,800,000	5,800,000
New York City, New York Fiscal 2019 Series D 1.08% 12/1/47 (SPA - Barclays Bank)	600,000	600,000
Series F-5 1.08% 6/1/44 (SPA - Barclays Bank)	1,700,000	1,700,000

71

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Fiscal 2008 Series BB-5 1.03% 6/15/33 (SPA - Bank of America, N.A.)	1,680,000	$1,680,000
Subseries A-2 1.03% 6/15/44 (SPA - Mizuho Bank)	700,000	700,000
Oregon State Facilities Authority Revenue (PeaceHealth) Series B 1.02% 8/1/34 (LOC - TD Bank N.A.)	500,000	500,000
Phoenix, Arizona Industrial Development Authority (Mayo Clinic) Series B 0.98% 11/15/52 (SPA - Northern Trust)	1,450,000	1,450,000
University of Michigan Revenue (General Revenue) Series D-1 0.98% 12/1/24	1,300,000	1,300,000
Total Short-Term Investments (cost $30,215,000)		30,215,000
Total Value of Securities—99.31% (cost $1,088,572,086)		$1,061,816,370

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $66,751,811, which represents 6.24% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”

72

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

73

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 97.86%
Corporate Revenue Bonds — 22.87%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - US Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	$2,000,380
Arizona Industrial Development Authority Revenue (Legacy Cares, Inc. Project) Series A 144A 6.00% 7/1/51 #	1,190,000	1,082,722
Series A 144A 7.75% 7/1/50 #	20,330,000	21,649,620
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior) Series B-2 5.00% 6/1/55	64,020,000	60,977,129
(Senior) Series A-2 3.00% 6/1/48	1,775,000	1,316,660
Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	2,995,033
California County Tobacco Securitization Agency Settlement Revenue (Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	8,291,000
California Pollution Control Financing Authority Revenue (Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	1,088,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,150,000
Children’s Trust Fund, Puerto Rico (Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	166,349
District of Columbia Tobacco Settlement Financing (Capital Appreciation-Asset-Backed) Series D 0.122% 6/15/55 ^	250,000,000	19,587,500
Erie, New York Tobacco Asset Securitization (Asset-Backed) Series A 144A 1.504% 6/1/60 #, ^	196,565,000	11,263,174
Florida Development Finance Corporation Surface Transportation Facility Revenue (Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	13,393,177

74

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface Transportation Facility Revenue (Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	$3,839,200
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,087,076
George L Smith II Georgia World Congress Center Authority (Convention Center Hotel 2nd Tier) Series B 144A 5.00% 1/1/54 #	5,000,000	4,276,300
Golden State Tobacco Securitization Settlement Revenue, California Series B-2 0.558% 6/1/66 ^	57,500,000	6,799,950
Hoover, Alabama Industrial Development Board (United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,672,197
Houston, Texas Airport System Revenue Series B-1 5.00% 7/15/35 (AMT)	3,000,000	2,999,820
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,004,660
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,155,509
Indiana Finance Authority Exempt Facility Revenue (Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	7,035,000	5,618,503
Inland, California Empire Tobacco Securitization (Capital Appreciation-Asset-Backed) Series E 144A 0.94% 6/1/57 #, ^	376,610,000	21,447,939
Series F 144A 1.271% 6/1/57 #, ^	238,790,000	11,395,059
Iowa Finance Authority (Iowa Fertilizer Company Project) 5.00% 12/1/50 •	6,185,000	6,344,202
Lower Alabama Gas District (Gas Project Revenue Bonds) Series A 5.00% 9/1/46	4,910,000	5,127,218
Main Street Natural Gas Project Revenue, Georgia Series A 4.00% 5/15/39	3,000,000	2,779,740
Series A 5.50% 9/15/23	40,000	40,900
Maine Finance Authority Revenue (Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	8,823,510

75

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority (Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	3,750,000	$3,265,200
Michigan Finance Authority Limited Obligation Revenue Series B-2 4.97% 6/1/65 ^	10,000,000	1,025,100
Monroe, New York Tobacco Asset Securitization (4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 0.186% 6/1/61 #, ^	487,500,000	18,734,625
Nevada State Department of Business & Industry (Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT) #	2,500,000	2,323,125
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Project) 5.25% 9/15/29 (AMT)	4,000,000	4,044,360
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,306,170
New Jersey Tobacco Settlement Financing Corporation Series B 5.00% 6/1/46	4,440,000	4,474,898
New York City, New York Industrial Development Agency (Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	351,070
New York Liberty Development Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	360,000	402,775
New York Transportation Development (American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 12/1/37 (AMT)	2,455,000	2,583,838
5.375% 8/1/36 (AMT)	1,000,000	1,077,680
Pennsylvania Economic Development Financing Authority (National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,522,365
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,012,200

76

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue Series 28 6.50% 11/15/38	2,000,000	$2,440,460
Public Finance Authority Revenue, Wisconsin (Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	6,235,000	6,402,846
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	9,250,000	9,767,537
5.25% 12/1/27	2,235,000	2,406,648
5.25% 12/1/28	1,050,000	1,138,190
5.50% 12/1/29	765,000	844,445
San Diego, California Tobacco Settlement Revenue Funding Series C 4.00% 6/1/32	575,000	568,566
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,860,000	1,901,273
St. James Parish, Louisiana (NuStar Logistics, LP Project) 144A 6.10% 6/1/38 #, •	1,000,000	1,106,350
144A 6.35% 7/1/40 #	3,600,000	3,991,500
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,803,351
Tennessee State Energy Acquisition Gas Revenue Series C 5.00% 2/1/27	2,940,000	3,090,557
Tobacco Securitization Authority of Southern California (Capital Appreciation-3rd Subordinate Lien) Series D 2.609% 6/1/46 ^	2,230,000	274,402
TSASC, New York Series A 5.00% 6/1/41	705,000	731,099
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue Series A 5.50% 6/1/35 (AMT)	2,000,000	2,026,160
Tuscaloosa County, Alabama Industrial Development Authority (Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,870,000	9,034,011
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	3,065,000	3,188,428

77

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Virginia Tobacco Settlement Financing Corporation Series A-1 6.706% 6/1/46	7,870,000	$7,426,211
Series B-1 5.00% 6/1/47	2,000,000	2,000,020
Series C 2.949% 6/1/47 ^	95,170,000	23,512,700
Series D 2.20% 6/1/47 ^	179,085,000	42,779,825
Washington Economic Development Finance Authority Revenue (Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	2,880,000
		423,810,512
Education Revenue Bonds — 15.38%
Arizona Industrial Development Authority Revenue (ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,159,648
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,205,000	1,277,770
144A 6.00% 7/1/47 #	4,735,000	4,971,513
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	766,808
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,016,680
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,153,720
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	5,000,000	4,434,400
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,357,662
Arlington, Texas Higher Education Finance (KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	3,036,080
Build NYC Resource, New York 5.00% 11/1/39	1,000,000	1,003,790
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.125% 5/1/38 #	575,000	590,151
Series A 144A 5.50% 5/1/48 #	1,500,000	1,549,170
(New Dawn Charter Schools Project) 144A 5.625% 2/1/39 #	1,290,000	1,314,136
144A 5.75% 2/1/49 #	2,700,000	2,742,390
Burbank, Illinois (Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,063,120

78

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Community College Financing Authority Student Housing Revenue (Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	8,250,000	$7,930,230
California Educational Facilities Authority Revenue (Stanford University) Series V-1 5.00% 5/1/49	24,445,000	29,000,815
Series V-2 2.25% 4/1/51	3,975,000	2,515,618
California Municipal Finance Authority Revenue (California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,172,760
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,193,825
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,667,003
California Public Finance Authority (Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,718,060
California School Finance Authority (Aspire Public Schools) Series A 144A 5.00% 8/1/35 #	585,000	597,630
Series A 144A 5.00% 8/1/40 #	605,000	614,952
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	756,080
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,560,925
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,591,447
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,751,242
(Sonoma County Junior College District Project) Series A 144A 4.00% 11/1/41 #	2,980,000	2,546,023
Series A 144A 4.00% 11/1/55 #	2,500,000	1,946,500
(View Park Elementary & Middle Schools) Series A 5.875% 10/1/44	1,000,000	1,029,370
Series A 6.00% 10/1/49	720,000	742,486
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	1,920,439

79

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue (Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	$1,467,240
Capital Trust Agency, Florida (Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,967,780
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,415,289
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,628,320
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue (West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,209,262
Colorado Educational & Cultural Facilities Authority Revenue (Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,057,560
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,431,585
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	1,110,000	1,029,592
144A 5.00% 12/1/55 #	1,720,000	1,493,183
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	503,460
Florida Development Finance Corporation Surface Transportation Facility Revenue (Cornerstone Charter Academy Project) 144A 5.125% 10/1/52 #	4,110,000	4,005,236
144A 5.25% 10/1/56 #	1,900,000	1,849,935
(Mater Academy Projects) Series A 4.00% 6/15/52	1,145,000	980,647
Series A 5.00% 6/15/56	1,630,000	1,648,305
Hawaii State Department of Budget & Finance (Hawaii Pacific University) Series A 144A 6.875% 7/1/43 #	2,000,000	2,024,780
Henderson, Nevada Public Improvement Trust (Touro College & University System) Series A 5.50% 1/1/39	560,000	565,712

80

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association (Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	$855,863
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	710,000	724,683
(North Star Charter School) Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	527,261
Series A 6.75% 7/1/48	529,150	561,148
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,004,410
Illinois Finance Authority Charter School Revenue (Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,999,839
Illinois Finance Authority Revenue (Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,947,987
(Rogers Park Montessori) 6.00% 2/1/34	675,000	688,034
6.125% 2/1/45	1,800,000	1,828,674
Illinois Finance Authority Student Housing & Academic Facility Revenue (University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,496,002
Kent County, Delaware Student Housing and Dining Facilities Revenue (Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,152,525
Louisiana Public Facilities Authority Revenue (Jefferson Rise Charter School Project) Series A 144A 6.25% 6/1/52 #	1,000,000	1,004,550
Series A 144A 6.375% 6/1/62 #	1,330,000	1,331,144
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,503,405
(Lincoln Preparatory School Project) Series A 144A 5.25% 6/1/60 #	2,000,000	1,744,700
Series A 144A 6.375% 6/1/52 #	1,000,000	1,009,540
Series A 144A 6.50% 6/1/62 #	2,000,000	2,012,980

81

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macomb County, Michigan State Public School Academy Revenue (Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	$1,540,002
Macon-Bibb County, Georgia Urban Development Authority Revenue (Academy for Classical Education) Series A 144A 5.875% 6/15/47 #	1,680,000	1,712,390
Series A 144A 6.00% 6/15/52 #	1,530,000	1,567,470
Massachusetts Development Finance Agency Revenue Series V 5.00% 7/1/55	9,500,000	11,028,455
Miami-Dade County, Florida Industrial Development Authority (Youth Co-Op Charter School) Series A 144A 5.75% 9/15/35 #	1,000,000	1,019,730
Series A 144A 6.00% 9/15/45 #	1,000,000	1,018,370
Michigan Finance Authority Limited Obligation Revenue (Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,817,860
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	899,874
Nevada State Department of Business & Industry (Somerset Academy) Series A 144A 5.00% 12/15/35 #	1,595,000	1,614,220
Series A 144A 5.125% 12/15/45 #	2,515,000	2,540,150
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,256,950
New York State Dormitory Authority (Columbia University) Series A 5.00% 10/1/50	1,965,000	2,326,776
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,302,939
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,579,732

82

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue (Basic Schools Project) Series 2015A 144A 5.00% 7/1/46 #	4,000,000	$4,019,600
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,010,860
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	1,008,480
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	449,969
Pima County, Arizona Industrial Development Authority Education Revenue (American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	381,120
144A 4.00% 6/15/57 #	4,000,000	3,048,960
(Career Success Schools Project) 144A 5.50% 5/1/40 #	500,000	484,585
144A 5.75% 5/1/50 #	2,530,000	2,461,513
(Edkey Charter Schools Project) 144A 5.00% 7/1/49 #	2,500,000	2,372,050
144A 5.00% 7/1/55 #	2,500,000	2,324,575
Pottsboro, Texas Higher Education Finance Authority Revenue Series A 5.00% 8/15/36	755,000	754,977
Series A 5.00% 8/15/46	1,000,000	967,430
Public Finance Authority Revenue, Wisconsin (Goodwill Industries of Southern Nevada Project) Series A 5.50% 12/1/38	2,572,956	2,260,522
Series A 5.75% 12/1/48	2,576,272	2,186,430
(Minnesota College of Osteopathic Medicine) Series A-1 144A 5.50% 12/1/48 #, ‡	125,529	38,914
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	25,000
(Wilson Preparatory Academy) Series A 144A 4.125% 6/15/29 #	435,000	434,082
Series A 144A 5.00% 6/15/39 #	500,000	509,975
Series A 144A 5.00% 6/15/49 #	1,100,000	1,113,519
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue (Green Charter Schools Project) Series A 144A 4.00% 6/1/36 #	1,000,000	889,440
Series A 144A 4.00% 6/1/46 #	1,150,000	941,218
Series A 144A 4.00% 6/1/56 #	1,530,000	1,171,842

83

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue (High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	$5,215,050
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,591,706
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,288,845
University of Texas System Board of Regents Series B 5.00% 8/15/49	25,425,000	29,909,461
University of Virginia Series A 2.18% 11/1/51	10,000,000	6,046,700
Upper Dauphin Industrial Development Authority (Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,372,856
Utah State Charter School Finance Authority Revenue (Leadership Learning Academy Project) Series A 144A 5.00% 6/15/39 #	1,000,000	979,900
Series A 144A 5.00% 6/15/50 #	2,200,000	2,067,912
Wisconsin Public Finance Authority Revenue (Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,496,987
Yonkers, New York Economic Development Corporation Education Revenue (Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	442,178
		284,854,648
Electric Revenue Bonds — 4.02%
Build NYC Resource, New York (Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,268,598
Guam Power Authority Revenue Series A 5.00% 10/1/41	2,350,000	2,464,774
Series A 5.00% 10/1/42	2,000,000	2,091,420
Series A 5.00% 10/1/43	2,650,000	2,763,420

84

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Guam Power Authority Revenue Series A 5.00% 10/1/44	5,000,000	$5,202,150
Puerto Rico Electric Power Authority Revenue Series A 5.00% 7/1/42 ‡	8,615,000	6,999,687
Series A 5.05% 7/1/42 ‡	4,590,000	3,717,900
Series A 6.75% 7/1/36 ‡	1,500,000	1,267,500
Series AAA 5.25% 7/1/25 ‡	925,000	751,563
Series AAA 5.25% 7/1/26 ‡	1,030,000	836,875
Series AAA 5.25% 7/1/27 ‡	5,330,000	4,330,625
Series AAA 5.25% 7/1/28 ‡	1,205,000	979,063
Series CCC 5.25% 7/1/27 ‡	5,525,000	4,489,062
Series TT 5.00% 7/1/37 ‡	1,500,000	1,218,750
Series WW 5.00% 7/1/28 ‡	3,405,000	2,766,563
Series WW 5.25% 7/1/25 ‡	1,530,000	1,243,125
Series WW 5.25% 7/1/33 ‡	830,000	674,375
Series WW 5.50% 7/1/38 ‡	9,325,000	7,611,531
Series XX 4.75% 7/1/26 ‡	920,000	744,050
Series XX 5.25% 7/1/40 ‡	9,795,000	7,958,437
Series XX 5.75% 7/1/36 ‡	5,840,000	4,788,800
Series ZZ 4.75% 7/1/27 ‡	760,000	614,650
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,035,938
Series ZZ 5.25% 7/1/26 ‡	7,005,000	5,691,562
		74,510,418
Healthcare Revenue Bonds — 16.35%
Apple Valley, Minnesota (Senior Living, LLC Project 2nd Tier) Series B 5.00% 1/1/47	2,375,000	1,472,049
Series B 5.25% 1/1/37	420,000	307,511
(Senior Living, LLC Project 4th Tier) Series D 7.25% 1/1/52	7,410,000	4,879,930
Arizona Industrial Development Authority Revenue (Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	2,595,000	1,751,080
(Great Lakes Senior Living Communities LLC Project 2nd Tier) Series B 5.00% 1/1/49	975,000	618,257
Series B 5.125% 1/1/54	1,130,000	707,561

85

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue (Great Lakes Senior Living Communities LLC Project 3rd Tier) Series C 144A 5.00% 1/1/49 #	1,000,000	$582,890
(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	1,590,175
Berks County, Pennsylvania Industrial Development Authority Revenue (Tower Health Project) 5.00% 11/1/50	5,105,000	3,830,945
Birmingham, Alabama Special Care Facilities Financing Authority (Methodist Home for the Aging) 5.50% 6/1/30	1,850,000	1,817,829
5.75% 6/1/35	1,500,000	1,474,605
5.75% 6/1/45	2,500,000	2,369,325
6.00% 6/1/50	2,650,000	2,552,771
California Educational Facilities Authority Revenue (Stanford University) Series V-2 5.00% 4/1/51	1,000,000	1,189,860
California Health Facilities Financing Authority Revenue (Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	5,543,229
California Municipal Finance Authority Revenue (Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	7,875,700
(Goodwill Industry Sacramento Valley and Northern Nevada Project) 5.25% 1/1/45	1,295,000	1,060,566
Series A 144A 6.625% 1/1/32 #	500,000	500,020
Series A 144A 6.875% 1/1/42 #	1,500,000	1,491,300
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	508,505
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center) Series A 144A 5.50% 12/1/58 #	5,000,000	5,060,050
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,069,414

86

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida (Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	$1,844,175
Clackamas County, Oregon Hospital Facility Authority (Rose Villa Project) Series A 5.25% 11/15/50	1,000,000	958,770
Series A 5.375% 11/15/55	1,000,000	967,610
Colorado Health Facilities Authority Revenue (Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	414,115
(American Baptist) 8.00% 8/1/43	2,500,000	2,562,525
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,985,000	1,372,230
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	509,620
(Sunny Vista Living Center) Series A 144A 5.50% 12/1/30 #	750,000	646,403
Series A 144A 5.75% 12/1/35 #	1,150,000	944,909
Series A 144A 6.125% 12/1/45 #	1,200,000	940,968
Series A 144A 6.25% 12/1/50 #	560,000	436,184
Cuyahoga County, Ohio Hospital Revenue (The Metrohealth System) 5.25% 2/15/47	4,000,000	4,119,280
5.50% 2/15/52	4,655,000	4,830,680
5.50% 2/15/57	6,365,000	6,592,230
Decatur, Texas Hospital Authority Revenue (Wise Regional Health System) Series C 4.00% 9/1/29	491,000	494,913
Series C 4.00% 9/1/34	987,000	923,506
Series C 4.00% 9/1/44	2,036,000	1,707,064
Glendale, Arizona Industrial Development Authority Revenue (Glencroft Retirement Community Project) 5.00% 11/15/36	830,000	677,587
5.25% 11/15/51	1,350,000	1,014,930
Guilderland, New York Industrial Development Agency Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (Kahala Nui) 5.25% 11/15/37	1,000,000	1,004,640

87

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue (Westminster Cantebury Richmond) Series A 5.00% 10/1/52	2,025,000	$2,117,401
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,420,952
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) Series A 3.00% 3/1/51	6,430,000	4,670,302
Series A 4.00% 3/1/51	2,000,000	1,842,420
Series A 5.00% 3/1/33	485,000	520,939
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	417,030
Illinois Finance Authority Revenue (The Admiral at the Lake Project) 5.25% 5/15/42	900,000	747,990
5.25% 5/15/54	5,910,000	4,580,309
5.50% 5/15/54	3,375,000	2,722,241
Illinois Housing Development Authority (Stonebridge of Gurnee Project) Series A 144A 5.45% 1/1/46 #	2,500,000	1,952,650
Series A 144A 5.60% 1/1/56 #	2,630,000	1,995,171
Iowa Finance Authority (PHS Council Bluffs Project) 5.125% 8/1/48	1,750,000	1,473,272
5.25% 8/1/55	2,500,000	2,092,275
Kalispell, Montana (Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,400,000	1,347,402
Kentucky Economic Development Finance Authority Healthcare Revenue (Rosedale Green Project) 5.50% 11/15/35	1,310,000	1,249,570
5.75% 11/15/45	3,000,000	2,799,870
5.75% 11/15/50	1,600,000	1,468,704
Kirkwood, Missouri Industrial Development Authority (Aberdeen Heights) Series A 5.25% 5/15/50	5,000,000	4,508,450

88

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lake County, Florida Retirement Facility Revenue (Lakeside At Waterman Village Project) Series A 5.75% 8/15/50	2,500,000	$2,345,075
Series A 5.75% 8/15/55	1,500,000	1,382,055
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (The Glen Retirement System Project) Series A 5.00% 1/1/49	3,500,000	2,646,105
Series A 5.00% 1/1/55	2,635,000	1,921,574
Maricopa County, Arizona Industrial Development Authority (Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	4,236,685
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,642,035
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.25% 1/1/40	1,550,000	1,559,657
5.375% 1/1/50	6,250,000	6,275,937
Series A 5.375% 1/1/51	2,000,000	2,014,020
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	7,835,980
National Finance Authority Revenue, New Hampshire (The Vista Project) Series A 144A 5.25% 7/1/39 #	1,515,000	1,418,358
Series A 144A 5.625% 7/1/46 #	1,000,000	955,120
Series A 144A 5.75% 7/1/54 #	2,000,000	1,910,080
New Hope, Texas Cultural Education Facilities Finance (Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,006,900
(Buckingham Senior Living Community, Inc. Project) Series A-1 7.50% 11/15/37	120,000	103,727
Series A-2 7.50% 11/15/36	745,000	666,730
Series B 2.00% 11/15/61 ~, •	3,027,491	1,588,161
(Cardinal Bay - Village on the Park) Series A1 5.00% 7/1/46 ‡	660,000	488,400
Series A1 5.00% 7/1/51 ‡	1,575,000	1,165,500

89

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance (Cardinal Bay - Village on the Park) Series B 4.00% 7/1/31	635,000	$349,250
Series B 4.75% 7/1/51	1,915,000	1,053,250
Series C 5.00% 7/1/31	250,000	125,000
Series C 5.25% 7/1/36	350,000	175,000
Series C 5.75% 7/1/51	2,250,000	1,125,000
Series D 6.00% 7/1/26	90,000	40,500
Series D 7.00% 7/1/51	1,350,000	607,500
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	4,242,600
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	8,830,000	7,579,054
(The Outlook at Windhaven Project) Series A 6.75% 10/1/52	1,000,000	1,008,640
Series A 6.875% 10/1/57	6,500,000	6,558,175
New Jersey Economic Development Authority (Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,642,656
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,920,520
New Jersey Health Care Facilities Financing Authority Revenue (St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,704,941
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center Project) Series A 5.50% 7/1/42	4,750,000	4,757,790
New York State Dormitory Authority (Garnet Health Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,103,520
New York State Thruway Authority Series B 3.00% 1/1/53 (BAM)	3,410,000	2,537,892
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	3,897,100

90

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	$1,955,740
5.00% 11/1/49	1,830,000	1,726,184
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,600,000	3,076,272
Payne County, Oklahoma Economic Development Authority (Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority (Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	3,988,100
Prince George’s County, Maryland (Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,832,320
Public Finance Authority, Wisconsin (Bancroft Neurohealth Project) Series A 144A 5.00% 6/1/36 #	960,000	965,779
Series A 144A 5.125% 6/1/48 #	1,375,000	1,375,578
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,549,050
Seminole County, Florida Industrial Development Authority Revenue (Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	2,000,000	1,773,900
Series A 5.75% 11/15/54	6,000,000	5,447,460
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue (The Farms at Bailey Station Project) 5.75% 10/1/59	3,670,000	3,401,172
Southeastern Ohio Port Authority (Memorial Health Systems) 5.00% 12/1/43	805,000	788,683
5.50% 12/1/43	1,250,000	1,265,475

91

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project) Series A 5.00% 8/15/35	600,000	$588,216
Series A 5.125% 8/15/45	1,800,000	1,686,672
Tarrant County, Texas Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series A 6.75% 11/15/47	2,250,000	2,329,132
Series A 6.75% 11/15/52	3,300,000	3,409,230
Tempe, Arizona Industrial Development Authority Revenue (Mirabella at ASU Project) Series A 144A 6.125% 10/1/47 #	2,150,000	2,045,661
Series A 144A 6.125% 10/1/52 #	2,570,000	2,420,657
University of North Carolina Board of Governors 5.00% 2/1/49	19,355,000	22,276,444
Washington State Housing Finance Commission (Heron’s Key) Series A 144A 7.00% 7/1/45 #	1,000,000	1,036,070
Series A 144A 7.00% 7/1/50 #	3,625,000	3,750,969
Westchester County, New York Local Development (Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,526,140
Westminster, Maryland (Lutheran Village Millers Grant) Series A 5.00% 7/1/24	625,000	636,019
Series A 6.00% 7/1/34	1,000,000	1,026,170
Series A 6.125% 7/1/39	750,000	769,267
Series A 6.25% 7/1/44	2,500,000	2,563,900
Wisconsin Health & Educational Facilities Authority (Covenant Communities Project) Series B 5.00% 7/1/48	1,000,000	797,580
Series B 5.00% 7/1/53	945,000	731,553
Series C 7.00% 7/1/43	1,000,000	670,510
Series C 7.50% 7/1/53	1,000,000	683,950
(St. Camillus Health System) Series A 5.00% 11/1/46	2,000,000	1,805,260
Series A 5.00% 11/1/54	2,500,000	2,196,650

92

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury, Minnesota Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	$1,133,588
Yamhill County, Oregon Hospital Authority (Friendsview) Series A 5.00% 11/15/51	100,000	86,782
Series A 5.00% 11/15/56	1,500,000	1,281,045
		302,832,928
Housing Revenue Bond — 0.04%
Independent Cities Finance Authority, California Series A 5.25% 5/15/44	750,000	762,803
		762,803
Lease Revenue Bonds — 2.64%
Baltimore, Maryland Special Obligation Subordinate Revenue (Harbor Point Project) 144A 5.00% 6/1/51 #	1,000,000	1,007,780
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,905,263
Industrial Development Authority of Phoenix, Arizona 5.125% 2/1/34	1,000,000	972,570
5.375% 2/1/41	1,300,000	1,274,702
Metropolitan Pier & Exposition Authority, Illinois (McCormick Place Expansion Project) Series A 4.00% 6/15/52	6,980,000	6,069,599
Series A 5.00% 6/15/50	4,135,000	4,221,339
Series A 5.00% 6/15/57	3,975,000	4,048,537
New Jersey Transportation Trust Fund Authority Series AA 4.00% 6/15/50	2,945,000	2,665,254
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,055,710
Series AA 5.00% 6/15/44	2,900,000	2,958,203
New York Liberty Development Revenue (4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,098,715
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	3,869,480

93

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue (Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	14,500,000	$14,780,140
		48,927,292
Local General Obligation Bonds — 2.88%
Chicago, Illinois Series 2005D 5.50% 1/1/37	2,280,000	2,359,869
Series 2005D 5.50% 1/1/40	3,000,000	3,096,930
Series 2007E 5.50% 1/1/42	1,900,000	1,958,406
Series 2007F 5.50% 1/1/42	1,250,000	1,288,425
Series A 5.50% 1/1/49	770,000	811,518
Series C 5.00% 1/1/26	500,000	527,895
Chicago, Illinois Board of Education Series A 144A 7.00% 12/1/46 #	2,500,000	2,815,950
Series G 5.00% 12/1/44	2,545,000	2,606,564
Series H 5.00% 12/1/46	4,225,000	4,319,217
(Dedicated Revenues) Series A 5.00% 12/1/42	7,690,000	7,650,627
Galveston, Texas Independent School District Unlimited Tax Building 4.00% 2/1/47 (PSF)	7,500,000	7,196,325
Maricopa County, Arizona Special Health Care District Series D 4.00% 7/1/35	3,000,000	3,108,060
MIDA Golf and Equestrian Center Public Infrastructure District, Utah 144A 4.50% 6/1/51 #	4,835,000	3,853,302
144A 4.625% 6/1/57 #	4,690,000	3,696,095
New York City, New York Series D-1 5.25% 5/1/42	6,425,000	7,127,124
Verve, Colorado Metropolitan District No. 1 5.00% 12/1/51	1,000,000	919,490
		53,335,797
Pre-Refunded/Escrowed to Maturity Bonds — 2.30%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/46-22 §	1,500,000	1,536,495
Blythe Township, Pennsylvania Solid Waste Authority Revenue 7.75% 12/1/37-27 (AMT) §	2,900,000	3,452,972

94

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Capital Trust Agency, Florida (River City Education Services Project) Series A 5.375% 2/1/35-22 §	870,000	$897,805
Series A 5.625% 2/1/45-22 §	1,500,000	1,549,485
District of Columbia Revenue (KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,491,760
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30-23 §	1,000,000	1,020,380
Florida Development Finance (UF Health - Jacksonville Project) Series A 6.00% 2/1/33-23 §	490,000	505,925
Foothill-Eastern Transportation Corridor Agency, California Series A 6.00% 1/15/49-24 §	7,690,000	8,067,348
Kanawha, West Virginia (West Virginia University Foundation Project) 144A 6.75% 7/1/45-23 #, §	2,500,000	2,586,250
Kentucky Public Transportation Infrastructure Authority (1st Tier - Downtown Crossing) Series A 5.75% 7/1/49-23 §	1,800,000	1,837,224
Series A 6.00% 7/1/53-23 §	1,290,000	1,319,090
Nampa, Idaho Development Corporation Revenue 144A 5.00% 9/1/31-24 #, §	2,940,000	3,151,239
New Jersey Economic Development Authority Special Facility Revenue Series WW 5.25% 6/15/30-25 §	5,000,000	5,378,200
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (New Foundation Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,012,140
Phoenix, Arizona Industrial Development Authority Education Revenue (Choice Academies Project) 5.375% 9/1/32	1,000,000	1,000,000
5.625% 9/1/42	600,000	600,000

95

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48-23 §	1,000,000	$1,025,970
Southwestern Illinois Development Authority Revenue (Memorial Group) 7.125% 11/1/30-23 §	1,420,000	1,495,175
7.125% 11/1/43-23 §	2,500,000	2,632,350
Wisconsin Public Finance Authority (Rose Villa Project) Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,023,260
		42,583,068
Resource Recovery Revenue Bonds — 0.59%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue (Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,941,950
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue (Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,204,485
Union County, New Jersey Improvement Authority (Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	6,814,782
		10,961,217
Special Tax Revenue Bonds — 13.31%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue (City Center Project) 144A 5.25% 5/1/42 #	6,530,000	6,777,291
Arkansas Steel Development Finance Authority Environmental Improvement Revenue (United States Steel Corporation Project) 144A 5.45% 9/1/52 (AMT) #	2,000,000	1,979,580
Celebration Pointe, Florida Community Development District No 1 5.125% 5/1/45	1,915,000	1,926,528
Cherry Hill, Virginia Community Development Authority (Potomac Shores Project) 144A 5.15% 3/1/35 #	1,000,000	1,007,900
144A 5.40% 3/1/45 #	2,000,000	2,013,420

96

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City & County of San Francisco, California Special Tax District No 2020-1 Series B 144A 5.25% 9/1/49 #	1,000,000	$778,820
Commonwealth of Puerto Rico 2.281% 11/1/51 •	14,610,305	6,665,952
Conley Road Transportation Development District, Missouri 5.375% 5/1/47	6,655,000	6,490,222
Detroit, Michigan Series A 4.613% 6/15/15 ‡	4,587,545	4,358,168
Series A 4.813% 6/15/20 ‡	4,496,435	4,271,614
(Taxable) Series B 2.169% 6/15/34 ‡	4,640,163	4,048,542
Fountain Urban Renewal Authority, Colorado (Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,669,788
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	64,710,685	57,916,063
Glen Cove, New York Local Economic Assistance (Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,816,760
Guam Government Business Privilege Tax Revenue Series F 4.00% 1/1/42	2,500,000	2,217,275
Henderson, Nevada Local Improvement Districts (Black Mountain Ranch) 3.00% 9/1/36	300,000	235,671
3.50% 9/1/45	720,000	549,446
4.00% 9/1/51	500,000	413,250
Hickory Chase Community Authority Revenue, Ohio (Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,390,000	1,304,974
Juban Crossing Economic Development District, Louisiana (General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,010,000	2,674,927
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,910,000	1,697,379
Maricopa County, Arizona Industrial Development Authority (Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	5,000,000	4,987,300

97

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands Series A 5.00% 10/1/39	2,655,000	$2,756,288
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	500,000	501,260
Mobile, Alabama Improvement District (McGowin Park Project) Series A 5.25% 8/1/30	1,000,000	968,840
Series A 5.50% 8/1/35	1,300,000	1,240,499
New York State Thruway Authority Series A-1 3.00% 3/15/50	3,640,000	2,829,372
Series A-1 4.00% 3/15/56	2,380,000	2,204,737
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	1,955,000	1,997,130
Prairie Center Metropolitan District No 3, Colorado Series A 144A 5.00% 12/15/41 #	2,000,000	1,960,080
Public Finance Authority Revenue, Wisconsin (American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,536,163
(Mclemore Hotel & Conference Center) Series B 144A 6.50% 6/1/56 #	1,000,000	796,610
(Mclemore Hotel And Conference Center) Series A 144A 4.50% 6/1/56 #	13,000,000	9,666,150
(Shining Rock Classical Academy) Series A 6.00% 6/15/52	1,000,000	963,670
Series A 6.125% 6/15/57	1,000,000	965,760
Puerto Rico Sales Tax Financing Revenue (Capital Appreciation-Restructured) Series A-1 5.896% 7/1/46 ^	27,790,000	7,958,778
(Restructured) Series A-1 0.115% 7/1/51 ^	38,879,000	8,291,336
Series A-1 4.75% 7/1/53	49,755,000	47,580,706
Series A-1 5.00% 7/1/58	12,910,000	12,523,991
Series A-2 4.536% 7/1/53	1,022,000	943,255
Series A-2 4.784% 7/1/58	9,337,000	8,731,029
Series B-1 4.75% 7/1/53	135,000	129,100

98

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	730,000	$715,057
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue Series A 3.00% 7/1/44	2,000,000	1,644,020
St. Louis County, Missouri Industrial Development Authority (Manchester Ballas Community) Series A 144A 5.00% 9/1/38 #	1,050,000	980,836
Series A 144A 5.25% 9/1/45 #	3,540,000	3,244,056
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	340,000	340,160
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,323,992
		246,593,745
State General Obligation Bonds — 11.25%
California State 4.00% 10/1/36	5,055,000	5,209,329
(Various Purpose) 5.00% 8/1/27	5,000,000	5,481,750
5.00% 9/1/41	2,660,000	2,975,582
5.00% 4/1/42	3,000,000	3,360,330
Commonwealth of Massachusetts Series B 5.00% 1/1/32	5,000,000	5,527,700
Series D 4.00% 11/1/35	5,000,000	5,200,600
Commonwealth of Puerto Rico 2.901% 11/1/43 •	104,373,519	53,882,829
(Restructured) Series A-1 4.00% 7/1/33	7,423,065	6,955,486
Series A-1 4.00% 7/1/35	6,672,344	6,134,887
Series A-1 4.00% 7/1/37	5,759,631	5,161,148
Series A-1 4.00% 7/1/41	12,825,028	11,200,225
Series A-1 4.00% 7/1/46	9,198,364	7,811,343
Series A-1 4.364% 7/1/33 ^	8,703,005	4,952,793
Series A-1 5.625% 7/1/27	8,192,346	8,693,718
99

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico (Restructured) Series A-1 5.625% 7/1/29	8,059,441	$8,680,179
Series A-1 5.75% 7/1/31	7,828,068	8,587,860
Georgia State Series A 4.00% 7/1/38	3,500,000	3,628,660
Illinois State 5.00% 1/1/28	1,190,000	1,247,168
5.00% 11/1/36	2,245,000	2,316,301
5.00% 2/1/39	2,180,000	2,217,714
5.50% 5/1/39	6,000,000	6,518,640
Series A 5.00% 12/1/34	2,625,000	2,737,324
Series A 5.00% 4/1/38	2,805,000	2,824,691
Series A 5.125% 12/1/29	1,310,000	1,400,141
Series A 5.50% 3/1/42	4,400,000	4,833,312
Series A 5.50% 3/1/47	5,200,000	5,656,924
Series B 3.00% 12/1/41	2,605,000	2,028,592
Series D 5.00% 11/1/28	4,700,000	5,018,707
(Rebuild Illinois Program) Series B 4.00% 11/1/35	2,000,000	1,918,660
Series B 4.00% 11/1/39	1,225,000	1,143,819
New Jersey State Series A 4.00% 6/1/31	2,080,000	2,221,378
Ohio State (Infrastructure Improvement) Series A 5.00% 9/1/32	5,000,000	5,607,400
Washington State (Various Purpose) Series C 5.00% 2/1/46	6,635,000	7,309,182
		208,444,372
Transportation Revenue Bonds — 3.25%
Atlanta, Georgia Airport Revenue Series B 5.00% 7/1/52 (AMT)	2,000,000	2,095,900
Florida Development Finance (Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	5,000,000	4,898,200
Georgia Ports Authority 4.00% 7/1/52	4,000,000	3,803,560
Long Beach, California Marina Revenue 5.00% 5/15/40	1,000,000	1,018,100

100

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York Subordinate Series C-1 5.25% 11/15/55	5,000,000	$5,202,500
New York Transportation Development (Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project) 4.375% 10/1/45 (AMT)	10,200,000	9,464,580
5.00% 10/1/40 (AMT)	3,400,000	3,502,102
(Terminal 4 - John F. Kennedy International Airport Project) 5.00% 12/1/40 (AMT)	5,000,000	5,202,700
Phoenix, Arizona Civic Improvement (Junior Lien) Series A 5.00% 7/1/40	30,000	31,398
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue (Jefferson Gulf Coast Energy Project) Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,228,413
Port of Seattle, Washington Intermediate Lien Revenue Series B 4.00% 8/1/47 (AMT)	2,250,000	2,081,587
Series B 5.50% 8/1/47 (AMT)	3,000,000	3,307,680
San Diego County, California Regional Airport Authority Series B 4.00% 7/1/56 (AMT)	3,000,000	2,695,740
South Jersey Port, New Jersey (Subordinated Marine Terminal Revenue) Series A 5.00% 1/1/49	1,110,000	1,140,259
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,018,460
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	9,075,000	9,178,818
(NTE Mobility) 6.75% 6/30/43 (AMT)	1,905,000	1,958,531
7.00% 12/31/38 (AMT)	1,335,000	1,377,733
		60,206,261
Water & Sewer Revenue Bonds — 2.98%
Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/26	180,000	191,752

101

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/28	30,000	$31,807
Dominion, Colorado Water & Sanitation District Revenue 6.00% 12/1/46	3,865,000	3,948,290
Jefferson County, Alabama Sewer Revenue (Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,616,400
(Sub Lien-Warrants) Series D 6.50% 10/1/53	14,000,000	15,170,120
Series D 7.00% 10/1/51	5,000,000	5,444,250
King County, Washington Sewer Revenue Series A 4.00% 1/1/52	5,000,000	4,878,850
Tampa, Florida Water & Wastewater System Revenue Series A 5.25% 10/1/57	15,000,000	17,071,950
Texas Water Development Board (Master Trust) Series B 5.00% 4/15/31	5,240,000	5,923,401
		55,276,820
Total Municipal Bonds (cost $1,871,606,218)		1,813,099,881

Short-Term Investments — 1.43%
Variable Rate Demand Notes — 1.43%¤
Los Angeles, California Department of Water & Power Revenue (Power System) Subordinate Series A-1 0.85% 7/1/50 (SPA - Royal Bank of Canada)	5,900,000	5,900,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A. Inc. Project) Series G 1.00% 11/1/35	6,000,000	6,000,000
New York City, New York Fiscal 2018 Subordinate Series B-4 1.08% 10/1/46 (SPA - Barclays Bank)	1,000,000	1,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue 1.05% 6/15/48 (SPA - Mizuho Bank)	4,120,000	4,120,000
Subordinate Series A-2 1.03% 6/15/44 (SPA - Mizuho Bank)	3,350,000	3,350,000

102

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Subordinate Series C-4 1.08% 11/1/44 (SPA - Barclays Bank)	6,100,000	$6,100,000
Total Short-Term Investments (cost $26,470,000)		26,470,000
Total Value of Securities—99.29% (cost $1,898,076,218)		$1,839,569,881

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $468,140,398, which represents 25.27% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2022.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

103

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

L.P. – Limited Partnership

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

104

Statements of assets and liabilities	August 31, 2022

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$903,846,700	$1,061,816,370	$1,839,569,881
Cash	906,400	1,134	1,808,272
Interest receivable	9,021,077	10,425,612	18,195,586
Receivable for fund shares sold	4,368,975	3,841,462	3,933,249
Prepaid expenses	236,239	191,218	123,533
Receivable for securities sold	—	—	482,345
Other assets	7,207	8,545	12,693
Total Assets	918,386,598	1,076,284,341	1,864,125,559
Liabilities:
Payable for fund shares redeemed	4,531,682	4,902,558	5,908,154
Distribution payable	616,431	380,110	924,688
Investment management fees payable to affiliates	321,794	322,067	773,189
Other accrued expenses	320,118	366,695	604,510
Distribution fees payable to affiliates	123,342	103,999	95,851
Administration expenses payable to affiliates	40,083	46,557	64,880
Payable for securities purchased	—	932,799	3,000,000
Total Liabilities	5,953,450	7,054,785	11,371,272
Total Net Assets	$912,433,148	$1,069,229,556	$1,852,754,287

Net Assets Consist of:
Paid-in capital	$975,395,737	$1,137,430,522	$1,951,671,983
Total distributable earnings (loss)	(62,962,589)	(68,200,966)	(98,917,696)
Total Net Assets	$912,433,148	$1,069,229,556	$1,852,754,287

105

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$534,749,171	$452,771,562	$261,838,712
Shares of beneficial interest outstanding, unlimited authorization, no par	50,903,007	41,140,618	25,297,303
Net asset value per share	$10.51	$11.01	$10.35
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.01	$11.32	$10.84

Class C:
Net assets	$8,365,971	$6,872,009	$46,410,496
Shares of beneficial interest outstanding, unlimited authorization, no par	796,209	625,000	4,466,320
Net asset value per share	$10.51	$11.00	$10.39

Institutional Class:
Net assets	$369,318,006	$609,585,985	$1,544,505,079
Shares of beneficial interest outstanding, unlimited authorization, no par	34,873,704	54,870,526	147,852,563
Net asset value per share	$10.59	$11.11	$10.45

*Investments, at cost	$930,898,459	$1,088,572,086	$1,898,076,218

See accompanying notes, which are an integral part of the financial statements.

106

Statements of operations	Year ended August 31, 2022

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$36,210,764	$41,530,224	$85,598,755

Expenses:
Management fees	5,214,499	5,700,711	8,795,702
Distribution expenses — Class A	1,837,676	1,277,376	629,426
Distribution expenses — Class C	96,647	74,256	530,236
Dividend disbursing and transfer agent fees and expenses	869,122	1,037,888	1,590,668
Accounting and administration expenses	186,553	212,556	294,809
Reports and statements to shareholders expenses	80,957	85,570	134,281
Legal fees	43,119	47,214	68,696
Audit and tax fees	41,179	41,179	41,179
Trustees’ fees and expenses	35,808	42,408	61,615
Custodian fees	32,042	36,945	49,631
Registration fees	17,561	23,188	26,633
Other	136,105	150,058	188,810
	8,591,268	8,729,349	12,411,686
Less expenses waived	(1,128,184)	(1,458,619)	(522,852)
Less waived distribution expenses — Class A	—	(181,110)	—
Less expenses paid indirectly	(600)	(523)	(100)
Total operating expenses	7,462,484	7,089,097	11,888,734
Net Investment Income (Loss)	28,748,280	34,441,127	73,710,021

107

Statements of operations

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(33,959,143)	$(38,294,341)	$(42,953,091)
Redemptions in-kind*	1,632,187	—	—
Net realized gain (loss)	(32,326,956)	(38,294,341)	(42,953,091)
Net change in unrealized appreciation (depreciation) on investments	(135,309,676)	(127,905,368)	(225,036,921)
Net Realized and Unrealized Gain (Loss)	(167,636,632)	(166,199,709)	(267,990,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(138,888,352)	$(131,758,582)	$(194,279,991)

*	See Note 12 in “Notes to financial statements”

See accompanying notes, which are an integral part of the financial statements.

108

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$28,748,280	$27,277,440
Net realized gain (loss)	(32,326,956)	14,002,171
Net change in unrealized appreciation (depreciation)	(135,309,676)	36,359,907
Net increase (decrease) in net assets resulting from operations	(138,888,352)	77,639,518

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(31,900,298)	(25,318,469)
Class C	(346,866)	(280,251)
Institutional Class	(11,084,625)	(6,065,860)
	(43,331,789)	(31,664,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	253,814,461	235,612,013
Class C	3,778,437	3,297,954
Institutional Class	339,475,248	109,204,466
Net assets from merger:[1]
Class A	—	328,299,539
Institutional Class	—	5,996,641
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	29,634,976	23,552,498
Class C	338,804	270,943
Institutional Class	9,707,948	5,567,596
	636,749,874	711,801,650

109

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(558,816,551)	$(159,410,262)
Class C	(3,819,203)	(5,008,138)
Institutional Class	(142,795,609)	(55,273,658)
	(705,431,363)	(219,692,058)
Increase (decrease) in net assets derived from capital share transactions	(68,681,489)	492,109,592
Net Increase (Decrease) in Net Assets	(250,901,630)	538,084,530

Net Assets:
Beginning of year	1,163,334,778	625,250,248
End of year	$912,433,148	$1,163,334,778

[1]	See Note 7 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

110

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$34,441,127	$26,916,399
Net realized gain (loss)	(38,294,341)	3,589,481
Net change in unrealized appreciation (depreciation)	(127,905,368)	23,578,495
Net increase (decrease) in net assets resulting from operations	(131,758,582)	54,084,375

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,242,426)	(11,854,316)
Class C	(149,437)	(178,774)
Institutional Class	(20,049,264)	(14,883,309)
	(34,441,127)	(26,916,399)

Capital Share Transactions:
Proceeds from shares sold:
Class A	45,547,114	36,876,504
Class C	2,873,486	1,380,348
Institutional Class	521,335,408	234,730,547
Net assets from merger:[1]
Class A	—	470,834,974
Institutional Class	—	18,475,967

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,394,377	10,426,299
Class C	146,413	173,341
Institutional Class	17,674,611	12,629,448
	599,971,409	785,527,428

111

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(99,996,602)	$(71,110,681)
Class C	(2,610,271)	(6,225,744)
Institutional Class	(483,548,428)	(85,471,965)
	(586,155,301)	(162,808,390)
Increase in net assets derived from capital share transactions	13,816,108	622,719,038
Net Increase (Decrease) in Net Assets	(152,383,601)	649,887,014

Net Assets:
Beginning of year	1,221,613,157	571,726,143
End of year	$1,069,229,556	$1,221,613,157

[1]	See Note 7 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

112

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$73,710,021	$58,879,265
Net realized gain (loss)	(42,953,091)	3,569,420
Net change in unrealized appreciation (depreciation)	(225,036,921)	113,554,681
Net increase (decrease) in net assets resulting from operations	(194,279,991)	176,003,366

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,155,975)	(7,978,592)
Class C	(1,727,407)	(1,879,208)
Institutional Class	(63,585,989)	(50,482,911)
	(75,469,371)	(60,340,711)

Capital Share Transactions:
Proceeds from shares sold:
Class A	132,767,302	74,301,021
Class C	11,602,221	9,587,231
Institutional Class	1,068,879,793	415,992,713

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,284,028	7,109,227
Class C	1,640,114	1,805,203
Institutional Class	53,416,421	41,321,516
	1,277,589,879	550,116,911

113

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(89,531,641)	$(31,938,137)
Class C	(17,118,633)	(26,908,717)
Institutional Class	(807,206,556)	(194,917,161)
	(913,856,830)	(253,764,015)
Increase in net assets derived from capital share transactions	363,733,049	296,352,896
Net Increase in Net Assets	93,983,687	412,015,551

Net Assets:
Beginning of year	1,758,770,600	1,346,755,049
End of year	$1,852,754,287	$1,758,770,600

See accompanying notes, which are an integral part of the financial statements.

114

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Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.56	$11.94	$11.96	$11.44	$11.70

0.33	0.36	0.38	0.41	0.42
(1.88)	0.70	0.01	0.52	(0.26)
(1.55)	1.06	0.39	0.93	0.16

(0.33)	(0.36)	(0.38)	(0.41)	(0.42)
(0.17)	(0.08)	(0.03)	— [2]	—
(0.50)	(0.44)	(0.41)	(0.41)	(0.42)

$10.51	$12.56	$11.94	$11.96	$11.44

(12.65% )	9.03%	3.44%	8.35%	1.44%

$534,749	$944,054	$478,671	$472,153	$481,117
0.80%	0.82%	0.81%	0.81%	0.81%
0.91%	0.92%	0.95%	0.95%	0.96%
2.82%	2.84%	3.24%	3.55%	3.66%
2.71%	2.74%	3.10%	3.41%	3.51%
71%	40%	77%	43%	42%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.56	$11.94	$11.96	$11.44	$11.70

0.24	0.26	0.29	0.32	0.34
(1.88)	0.70	0.01	0.52	(0.26)
(1.64)	0.96	0.30	0.84	0.08

(0.24)	(0.26)	(0.29)	(0.32)	(0.34)
(0.17)	(0.08)	(0.03)	— [2]	—
(0.41)	(0.34)	(0.32)	(0.32)	(0.34)

$10.51	$12.56	$11.94	$11.96	$11.44

(13.31% )	8.22%	2.66%	7.55%	0.68%

$8,366	$9,834	$10,778	$16,051	$18,808
1.55%	1.57%	1.56%	1.56%	1.56%
1.66%	1.67%	1.70%	1.70%	1.71%
2.07%	2.09%	2.49%	2.80%	2.91%
1.96%	1.99%	2.35%	2.66%	2.76%
71%	40%	77%	43%	42%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.66	$12.03	$12.05	$11.52	$11.79

0.36	0.39	0.41	0.44	0.45
(1.90)	0.71	0.01	0.53	(0.27)
(1.54)	1.10	0.42	0.97	0.18

(0.36)	(0.39)	(0.41)	(0.44)	(0.45)
(0.17)	(0.08)	(0.03)	— [2]	—
(0.53)	(0.47)	(0.44)	(0.44)	(0.45)

$10.59	$12.66	$12.03	$12.05	$11.52

(12.48% )	9.34%	3.70%	8.68%	1.61%

$369,318	$209,447	$135,801	$134,112	$77,396
0.55%	0.57%	0.56%	0.56%	0.56%
0.66%	0.67%	0.70%	0.70%	0.71%
3.07%	3.09%	3.49%	3.80%	3.91%
2.96%	2.99%	3.35%	3.66%	3.76%
71%	40%	77%	43%	42%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.63	$12.26	$12.28	$11.76	$12.06

0.33	0.33	0.35	0.37	0.37
(1.62)	0.37	(0.02)	0.52	(0.30)
(1.29)	0.70	0.33	0.89	0.07

(0.33)	(0.33)	(0.35)	(0.37)	(0.37)
(0.33)	(0.33)	(0.35)	(0.37)	(0.37)

$11.01	$12.63	$12.26	$12.28	$11.76

(10.33% )	5.79%	2.76%	7.71%	0.57%

$452,772	$564,932	$106,135	$123,691	$136,653
0.71%	0.65%	0.65%	0.65%	0.71%
0.87%	0.88%	0.91%	0.91%	0.92%
2.80%	2.64%	2.87%	3.11%	3.10%
2.64%	2.41%	2.61%	2.85%	2.89%
59%	23%	27%	25%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.62	$12.25	$12.27	$11.75	$12.05

0.24	0.23	0.24	0.27	0.27
(1.62)	0.37	(0.02)	0.52	(0.30)
(1.38)	0.60	0.22	0.79	(0.03)

(0.24)	(0.23)	(0.24)	(0.27)	(0.27)
(0.24)	(0.23)	(0.24)	(0.27)	(0.27)

$11.00	$12.62	$12.25	$12.27	$11.75

(11.04% )	4.90%	1.89%	6.81%	(0.28% )

$6,872	$7,497	$11,864	$22,874	$28,002
1.50%	1.50%	1.50%	1.50%	1.56%
1.62%	1.63%	1.66%	1.66%	1.67%
2.01%	1.79%	2.02%	2.26%	2.25%
1.89%	1.66%	1.86%	2.10%	2.14%
59%	23%	27%	25%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.75	$12.38	$12.40	$11.87	$12.17

0.36	0.35	0.37	0.39	0.39
(1.64)	0.37	(0.02)	0.53	(0.30)
(1.28)	0.72	0.35	0.92	0.09

(0.36)	(0.35)	(0.37)	(0.39)	(0.39)
(0.36)	(0.35)	(0.37)	(0.39)	(0.39)

$11.11	$12.75	$12.38	$12.40	$11.87

(10.17% )	5.92%	2.92%	7.92%	0.75%

$609,586	$649,184	$453,727	$399,830	$377,445
0.50%	0.50%	0.50%	0.50%	0.56%
0.62%	0.63%	0.66%	0.66%	0.67%
3.01%	2.79%	3.02%	3.26%	3.25%
2.89%	2.66%	2.86%	3.10%	3.14%
59%	23%	27%	25%	32%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

128

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.04	$11.15	$11.48	$11.00	$11.05

0.44	0.42	0.44	0.46	0.46
(1.67)	0.91	(0.33)	0.48	(0.05)
(1.23)	1.33	0.11	0.94	0.41

(0.43)	(0.42)	(0.44)	(0.46)	(0.46)
(0.03)	(0.02)	—	—	—
(0.46)	(0.44)	(0.44)	(0.46)	(0.46)

$10.35	$12.04	$11.15	$11.48	$11.00

(10.49% )	12.12%	1.06%	8.81%	3.80%

$261,839	$247,542	$182,214	$208,549	$200,493
0.85%	0.85%	0.85%	0.85%	0.85%
0.88%	0.88%	0.91%	0.90%	0.91%
3.94%	3.65%	3.99%	4.22%	4.19%
3.91%	3.62%	3.93%	4.17%	4.13%
56%	16%	44%	33%	19%

129

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

130

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.09	$11.20	$11.52	$11.04	$11.09

0.35	0.33	0.36	0.38	0.38
(1.67)	0.91	(0.32)	0.48	(0.05)
(1.32)	1.24	0.04	0.86	0.33

(0.35)	(0.33)	(0.36)	(0.38)	(0.38)
(0.03)	(0.02)	—	—	—
(0.38)	(0.35)	(0.36)	(0.38)	(0.38)

$10.39	$12.09	$11.20	$11.52	$11.04

(11.18% )	11.25%	0.41%	7.98%	3.03%

$46,410	$58,285	$68,993	$91,184	$92,155
1.60%	1.60%	1.60%	1.60%	1.60%
1.63%	1.63%	1.66%	1.65%	1.66%
3.19%	2.90%	3.24%	3.47%	3.44%
3.16%	2.87%	3.18%	3.42%	3.38%
56%	16%	44%	33%	19%

131

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

132

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.15	$11.26	$11.58	$11.10	$11.15

0.47	0.45	0.47	0.49	0.49
(1.68)	0.91	(0.32)	0.48	(0.05)
(1.21)	1.36	0.15	0.97	0.44

(0.46)	(0.45)	(0.47)	(0.49)	(0.49)
(0.03)	(0.02)	—	—	—
(0.49)	(0.47)	(0.47)	(0.49)	(0.49)

$10.45	$12.15	$11.26	$11.58	$11.10

(10.22% )	12.32%	1.44%	9.03%	4.07%

$1,544,505	$1,452,944	$1,095,548	$1,141,973	$1,017,167
0.60%	0.60%	0.60%	0.60%	0.60%
0.63%	0.63%	0.66%	0.65%	0.66%
4.19%	3.90%	4.24%	4.47%	4.44%
4.16%	3.87%	4.18%	4.42%	4.38%
56%	16%	44%	33%	19%

133

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds	August 31, 2022

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current

134

market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

135

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free USA Fund	$600
Delaware Tax-Free USA Intermediate Fund	523
Delaware National High-Yield Municipal Bond Fund	100

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s

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average daily net assets from September 1, 2021 through August 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax-Free USA Fund	0.55%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$36,133
Delaware Tax-Free USA Intermediate Fund	41,832
Delaware National High-Yield Municipal Bond Fund	60,973

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$89,048
Delaware Tax-Free USA Intermediate Fund	105,051
Delaware National High-Yield Municipal Bond Fund	155,860

137

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2022, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$33,134
Delaware Tax-Free USA Intermediate Fund	37,093
Delaware National High-Yield Municipal Bond Fund	51,487

For the year ended August 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free USA Fund	$26,502
Delaware Tax-Free USA Intermediate Fund	6,918
Delaware National High-Yield Municipal Bond Fund	13,210

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For the year ended August 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$30,136	$2,043
Delaware Tax-Free USA Intermediate Fund	10,290	1,597
Delaware National High-Yield Municipal Bond Fund	53,612	8,797

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended August 31, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$199,047,519	$215,029,725	$(12,635,929)
Delaware Tax-Free USA Intermediate Fund	181,242,998	157,790,569	(11,836,904)
Delaware National High-Yield Municipal Bond Fund	603,819,935	563,440,710	(52,179,118)

*The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

3. Investments

For the year ended August 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$850,939,043	$700,805,343
Delaware Tax-Free USA Intermediate Fund	690,958,382	741,799,387
Delaware National High-Yield Municipal Bond Fund	1,294,419,745	985,587,414

139

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free USA Fund	$936,053,366	$11,499,500	$(43,706,166)	$(32,206,666)
Delaware Tax-Free USA Intermediate Fund	1,089,125,951	13,898,861	(41,208,442)	(27,309,581)
Delaware National High-Yield Municipal Bond Fund	1,945,868,594	42,943,111	(149,241,824)	(106,298,713)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or

140

liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2022:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$875,806,700
Short-Term Investments	28,040,000
Total Value of Securities	$903,846,700

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,031,601,370
Short-Term Investments	30,215,000
Total Value of Securities	$1,061,816,370

141

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,813,099,881
Short-Term Investments	26,470,000
Total Value of Securities	$1,839,569,881

During the year ended August 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the year ended August 31, 2022, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2022 and 2021 were as follows:

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2022:
Delaware Tax-Free USA Fund	$28,365,692	$5,321,833	$9,644,264	$43,331,789
Delaware Tax-Free USA Intermediate Fund	34,384,378	56,749	—	34,441,127
Delaware National High-Yield Municipal Bond Fund	71,052,896	4,324,604	91,871	75,469,371
Year ended August 31, 2021:
Delaware Tax-Free USA Fund	26,906,497	370,943	4,387,140	31,664,580
Delaware Tax-Free USA Intermediate Fund	26,905,589	10,810	—	26,916,399
Delaware National High-Yield Municipal Bond Fund	56,883,957	1,187,337	2,269,417	60,340,711

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5. Components of Net Assets on a Tax Basis

As of August 31, 2022, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Shares of beneficial interest	$975,395,737	$1,137,430,522	$1,951,671,983
Undistributed tax-exempt income	438,968	346,999	872,446
Undistributed long-term capital gains	—	—	7,433,259
Distributions payable	(616,431)	(380,110)	(924,688)
Capital loss carryforwards	(30,578,460)	(40,858,274)*	—
Unrealized appreciation (depreciation) of investments	(32,206,666)	(27,309,581)	(106,298,713)
Net assets	$912,433,148	$1,069,229,556	$1,852,754,287

* A portion of the Fund’s capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of discount and premium on debt instruments, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to in-kind distributions for shareholder redemptions. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2022, Delaware Tax-Free USA Fund had increase to paid-in-capital and decrease to distributable earnings of $1,632,187. Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Fund had no reclassifications.

At August 31, 2022, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Fund	$30,578,460	$—	$30,578,460
Delaware Tax-Free USA Intermediate Fund	39,375,633	1,482,641	40,858,274

At August 31, 2022, there were no capital loss carryforwards for Delaware National High-Yield Municipal Bond Fund.

143

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/22	8/31/21	8/31/22	8/31/21	8/31/22	8/31/21
Shares sold:
Class A	21,643,136	19,110,045	3,867,874	2,950,551	12,029,757	6,364,930
Class C	317,604	267,155	239,606	110,949	1,024,094	820,318
Institutional Class	30,397,160	8,792,678	44,237,789	18,574,271	97,284,036	35,382,590
Shares from merger:[1]
Class A	—	27,065,090	—	37,970,562	—	—
Institutional Class	—	490,723	—	1,475,716	—	—
Shares issued upon reinvestment of dividends and distributions:
Class A	2,523,875	1,919,829	1,056,330	833,095	833,394	610,519
Class C	28,962	22,237	12,554	13,956	146,115	155,294
Institutional Class	833,445	450,802	1,495,970	1,003,154	4,757,740	3,517,918
	55,744,182	58,118,559	50,910,123	62,932,254	116,075,136	46,851,569

Shares redeemed:
Class A	(48,417,109)	(13,023,321)	(8,512,381)	(5,681,539)	(8,128,802)	(2,749,864)
Class C	(333,039)	(409,050)	(221,305)	(498,982)	(1,526,414)	(2,314,658)
Institutional Class	(12,898,965)	(4,478,240)	(41,779,806)	(6,787,631)	(73,781,566)	(16,638,499)
	(61,649,113)	(17,910,611)	(50,513,492)	(12,968,152)	(83,436,782)	(21,703,021)
Net increase (decrease)	(5,904,931)	40,207,948	396,631	49,964,102	32,638,354	25,148,548
1 See Note 7.

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2022 and 2021, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A Shares	Class C Shares	Class Shares	Class A Shares	Class Shares	Value

Delaware Tax-Free USA Fund
Year ended
8/31/22	11,172	6,613	—	6,620	11,085	$201,168
8/31/21	36,729	24,482	—	24,518	36,473	761,979
Delaware Tax-Free USA Intermediate Fund
Year ended
8/31/22	18,956	1,239	—	1,238	18,791	244,139
8/31/21	107,662	11,026	538	11,563	106,713	1,488,442
Delaware National High-Yield Municipal Bond Fund
Year ended
8/31/22	55,160	45,255	—	11,151	88,682	1,181,043
8/31/21	43,780	52,403	1,754	34,517	63,161	1,126,321

7.  Reorganization

On August 12, 2020, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Tax-Exempt Opportunities Fund and Delaware Tax-Exempt Income Fund (the “Acquired Funds”), each a series of Delaware Group® Limited-Term Government Funds, with and into Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (the “Acquiring Funds”), each a series of the Trust, respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Funds, funds with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

145

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

7.  Reorganization (continued)

The share transactions associated with the Reorganization are as follows:

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio

	Delaware Tax-Exempt Opportunities Fund			Delaware Tax-Free USA Fund
Class A	$328,299,539	19,434,282	27,065,090	$496,595,841	1.393
Class C	—	—	—	10,599,349	—
Institutional Class	5,996,641	354,397	490,723	131,648,773	1.385

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio

	Delaware Tax-Exempt Income Fund			Delaware Tax-Free USA Intermediate Fund
Class A	$470,834,974	49,412,013	37,970,562	$108,082,382	0.768
Class C	—	—	—	11,623,405	—
Institutional Class	18,475,967	1,938,317	1,475,716	474,092,009	0.761

The net assets of the Acquiring Funds before the Reorganization were $638,843,963 and $593,797,796. The net assets of the Acquiring Funds immediately following the Reorganization were $973,140,143 and $1,083,108,737.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Net investment income	$37,814,794	$41,528,548
Net realized gain on investments	16,302,449	7,470,384
Net change in unrealized appreciation	41,284,161	27,642,344
Net increase in net assets resulting from operations	$95,401,404	$76,641,276

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ “Statements of changes in net assets” since the Reorganization was consummated on December 4, 2020.

146

8.  Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15% which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of August 31, 2022, or at any time during the year then ended.

9.  Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

147

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

9.  Securities Lending (continued)

Cash collateral received by the fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended August 31, 2022, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the year ended August 31, 2022, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

10.  Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects

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of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of August 31, 2022, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, Illinois, New York, and territory of Puerto Rico, which constituted approximately 12.46%, 10.62%, 11.49%, and 17.74%, respectively, of the Fund’s net assets. As of August 31, 2022, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 12.06%, 16.11%, and 11.79%, respectively, of the Fund’s net assets. As of August 31, 2022, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico which constituted approximately 10.08% and 17.85%, respectively, the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally

149

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

10.  Geographic, Credit, and Market Risks (continued)

recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-

150

day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

11.  Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

12.  In-Kind Redemption

During the year ended August 31, 2022, Delaware Tax-Free USA Fund satisfied withdrawal requests with transfers of securities of $266,484,556, resulting in net realized gains of $1,632,187.

13.  Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in the Funds’ financial statements.

151

Report of independent registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

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Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

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Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds.

Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2022, each Fund reports distributions paid during the year as follows:

	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free USA Fund	22.26%	12.28%	65.46%	100.00%
Delaware Tax-Free USA Intermediate Fund	—	0.16%	99.84%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.12%	5.73%	94.15%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board consideration of Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund at a meeting held August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate

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Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Funds, the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Contract Renewal Meeting, materials were provided to the Trustees in May 2022, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; brokerage reports; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds,

155

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds

Board consideration of Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund at a meeting held August 9-11, 2022 (continued)

and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at meetings of the Fixed Income, Multi-Asset and Sub-advised Fund Investments (“FIMASAF”) Committee throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2021. The Board’s objective is that each Fund perform above median relative to its peer group for the majority of its 1-, 3-, and 5-year relative performance periods.

Delaware National High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds, regardless of asset size or primary channel of distribution, as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds, regardless of asset size or primary channel of distribution, as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds, regardless of asset size or primary distribution channel, as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of similar funds as

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selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s actual total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware National High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were in the quartile with the highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective. The Board also acknowledged that the Fund’s management fee remained reasonable in the light of its short- and long-term performance record on both an absolute and comparative basis.

Delaware Tax-Free USA Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were in the quartile with the second highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective. The Board also acknowledged that the Fund’s management fee remained reasonable in the light of its short- and long-term performance record on both an absolute and comparative basis.

Delaware Tax-Free USA Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were in the quartile with the highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s actual total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective. The Board also acknowledge that the Fund’s management fee remained reasonable in the light of its short- and long-term performance record on both an absolute and comparative basis.

157

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Board consideration of Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund at a meeting held August 9-11, 2022 (continued)

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission (SEC) initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2022, each Fund’s net assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

158

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[1] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	128	Macquarie Asset Management[2] (2015–Present)
-Global Head of Macquarie Asset Management (2019–Present)
-Head of Americas of Macquarie Group (2017–Present)
-Deputy Global Head of Macquarie Asset Management (2017–2019)
				-Head of Macquarie Asset Management Americas (2015–2017)	None

159

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 July 1959	Trustee	Since January 2019	128	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Thomas L. Bennett 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	128	Private Investor (2004–Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 November 1958	Trustee	Since March 2015	128	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

160

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since January 2013	128	Private Investor (2011–Present)	None

H. Jeffrey Dobbs[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 May 1955	Trustee	Since December 2021	128	KPMG LLP (2010-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

161

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 May 1960	Trustee	Since January 2001	128	Drexel University -President (August 2010–Present)	Federal Reserve Bank of Philadelphia (2020–Present)
FS Credit Real Estate Income Trust, Inc. (2018–Present)
vTv Therapeutics Inc. (2017–Present)
Community Health Systems (2004–Present)
Drexel Morgan & Co. (2015–2019)

162

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr.[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1967	Trustee	Since December 2021	128	University of Oklahoma
-President (2020–Present)
-Interim President (2019–2020)
-Vice President and Dean, College of Law (2010–2019)
Brookhaven Investments LLC (commercial enterprises)
-Managing Member (2019–Present) St. Clair, LLC (commercial enterprises)
				-Managing Member (2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds (1998-2021)

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Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 September 1957	Trustee	Since December 2021	128	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc. (2021-Present)
Sera Prognostics Inc. (biotechnology) (2021-Present)
Recology (resource recovery) (2021-Present)
Evergy, Inc., Kansas City Power & Light Company, KCP&L
Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)
National Association of Corporate Directors (2017-Present)
Ivy Funds Complex (2019-2021)
American Shared Hospital Services (medical device) (2017-2021)
Ivy NextShares (2019)
Westar Energy (utility) (2004-2018)

164

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1956	Trustee	Since September 2011	128	Banco Itaú International -Chief Executive Officer (2012–2016)	Florida Chapter of National Association of Corporate Directors (2021-Present)
Callon Petroleum Company (2019-Present)
Camden Property Trust (2011-Present)
New Senior Investment Group Inc.
					(2021) Carrizo Oil & Gas, Inc. (2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 March 1956	Trustee	Since January 2013	128	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–Present) HSBC North America Holdings Inc. (2013–Present) HSBC Finance Corporation (2013–2018)

165

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 August 1959	Trustee	Since January 2019	128	Gore Creek Capital, Ltd. -Chief Executive Officer and President (2009–Present)	The Merger Fund (2013–2021),
The Merger Fund VL (2013–2021),
WCM Alternatives: Event-Driven Fund (2013–2021), and WCM Alternatives: Credit Event Fund (2017–2021)
Grange Insurance (2013–Present)
H&R Block Corporation (2008–Present)

166

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 July 1948	Trustee	Since April 1999	128	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Okabena Company (2009–2017)
Officers

David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	128	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[4]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	128	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[4]

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Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	128	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Asset Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.
[4]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

168

About the organization

Board of trustees

Shawn K. Lytle
President and Chief Executive Officer
Delaware Funds by Macquarie®

Jerome D. Abernathy
Managing Member Stonebrook Capital Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds by Macquarie Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Annual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

August 31, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® state tax-free funds	August 31, 2022 (Unaudited)

Performance preview (for the year ended August 31, 2022)
Delaware Tax-Free Arizona Fund (Institutional Class shares)	1-year return	-10.84%
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	-11.06%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Other States Municipal Debt Funds Average	1-year return	-9.23%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 9. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities exempt from taxation in a specified state or city.

Please see page 13 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free California Fund (Institutional Class shares)	1-year return	-10.26%
Delaware Tax-Free California Fund (Class A shares)	1-year return	-10.48%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper California Municipal Debt Funds Average	1-year return	-10.50%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 14. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

Please see page 18 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Colorado Fund (Institutional Class shares)	1-year return	-9.27%
Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	-9.49%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Other States Municipal Debt Funds Average	1-year return	-9.23%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 19. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities exempt from taxation in a specified state or city.

Please see page 23 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

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Portfolio management review
Delaware Funds by Macquarie® state tax-free funds

Delaware Tax-Free Idaho Fund (Institutional Class shares)	1-year return	-9.77%
Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	-10.00%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Other States Municipal Debt Funds Average	1-year return	-9.23%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 24. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities exempt from taxation in a specified state or city.

Please see page 28 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free New York Fund (Institutional Class shares)	1-year return	-9.82%
Delaware Tax-Free New York Fund (Class A shares)	1-year return	-9.96%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper New York Municipal Debt Funds Average	1-year return	-10.79%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 29. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper New York Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in New York.

Please see page 33 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Pennsylvania Fund (Institutional Class shares)	1-year return	-9.26%
Delaware Tax-Free Pennsylvania Fund (Class A shares)	1-year return	-9.59%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Pennsylvania Municipal Debt Funds Average	1-year return	-9.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Pennsylvania Fund, please see the table on page 34. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Pennsylvania Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Pennsylvania.

Please see page 38 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

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Investment objectives

Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax as is consistent with preservation of capital.

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

Delaware Tax-Free Colorado Fund seeks as high a level of current income exempt from federal income tax and from the personal income tax in Colorado as is consistent with preservation of capital.

Delaware Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and from Pennsylvania state personal income tax as is consistent with preservation of capital.

Economic backdrop

As the fiscal year ended August 31, 2022, progressed, investors’ initial optimism about US economic growth gradually gave way to concern that new COVID-19 variants – first Delta, then Omicron – would delay the country’s emergence from the pandemic. Over time, however, as it became evident that Omicron infections were milder for many people, day-to-day concerns about COVID-19 appeared to ease, and economic and health restrictions were gradually lifted.

An ultimately more worrisome development for policymakers and investors alike, however, was the sharp rise in US inflation. Much higher energy prices, exacerbated by Russia’s February 2022 invasion of Ukraine, combined with supply chain challenges to trigger an across-the-board increase in prices. In August 2022, the US Consumer Price Index (CPI) rose an annualized 8.3%, still very high historically but an improvement from the June 2022 peak of 9.1%, which was the largest such 12-month increase in 40 years.

As the US Federal Reserve became increasingly concerned about inflation’s threat to the US economy, the central bank sought to slow the cycle of rising prices by moving aggressively to raise short-term interest rates. The Fed initiated several such rate hikes between March and August 2022. At the end of this fiscal year, the federal funds rate stood at 2.50%, up from zero just several months earlier. In addition, as of the end of August, the Fed was widely expected to continue raising rates later in 2023.

Against this backdrop, the US economy began the Funds’ fiscal year on a strong upswing but finished it on a downward path. In the third quarter of 2021, US gross domestic product (GDP) – a measure of all goods and services

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Delaware Funds by Macquarie® state tax-free funds

produced by the nation in a year – grew by an annualized 2.3%, followed by a fourth-quarter 2021 increase of 6.9%. As economic challenges mounted, however, US GDP turned negative, contracting by 1.6% in the first quarter of 2022 and an estimated 0.6% in the year’s second quarter.

Despite the deteriorating economic environment, US employment trends continued to improve throughout most of the fiscal year. At the start of the 12-month time frame, the country’s jobless rate was 5.2%, well below the pandemic-era peak of 14.7% in April 2020. By the end of the fiscal year, the rate was 3.7%, near an all-time low.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned -8.63% for the fiscal year ended August 31, 2022.

An unfavorable technical backdrop for municipal bonds weighed significantly on the asset class, especially in the first seven months of 2022, when essentially all the negative return seen in the Bloomberg Municipal Bond Index occurred. After five months of positive investment flows into municipal bond mutual funds, market conditions dramatically shifted in 2022. As rates rose sharply and investors feared that significantly higher inflation would eventually lead to even more Fed rate hikes, municipal fund inflows turned to substantial outflows, pushing down bond values.

Against this backdrop, bonds with longer maturities and higher durations (meaning more interest rate sensitivity) tended to underperform their intermediate- and shorter-dated counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally lagged higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) also struggled, though they modestly outperformed their lower-investment-grade counterparts, perhaps due to the volatility-dampening effect of their higher income.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2022.

Returns by maturity
1 year	-1.59%
3 years	-3.94%
5 years	-5.81%
10 years	-7.56%
22+ years	-14.09%

Returns by credit rating
AAA	-8.23%
AA	-8.30%
A	-8.93%
BBB	-10.61%

Source: Bloomberg.

Economic backdrop in the states

Non-farm employment in Arizona totaled 3.08 million as of July 2022, representing a 3.5% increase compared with a year earlier. Meanwhile, the state’s unemployment rate finished July at 3.3% – 0.2 percentage points below the national average – while its per capita personal income was roughly 86% of the national average. For its 2022 fiscal year, Arizona’s general fund revenues were $16.7 billion, a 17% increase over the prior fiscal year. The state’s sales and use tax receipts rose 15%, income tax collections increased by 15%, and corporate income tax receipts grew by 37% in fiscal 2022. For fiscal 2023, meanwhile, the state’s budgetary package will pay down $1 billion in debt, invest

4

$425 million in the state’s “rainy day” fund, and make investments in public safety, healthcare, and medical professionals. Also, Arizona collapsed its four income tax brackets into two (2.55% and 2.98%), with possible revenue triggers eventually reducing the tax rate to 2.5% for all income levels. (Sources: azospb.gov, azleg.gov, bls.gov)

California’s non-farm employment as of July 2022 stood at 17.62 million, up 4.4% from a year earlier. The state’s unemployment rate was 3.9%, above the national average of 3.5%. California’s per capita personal income remained strong, totaling 120% of the national average. For its 2022 fiscal year, the state’s revised general fund revenues were about $227 billion, roughly 17% higher than in the 2021 fiscal year. Personal income tax receipts rose about 6%, sales and use tax receipts grew by roughly 13%, and corporate income tax receipts increased by about 105%. The state’s “rainy day” fund balance was approximately $22.5 billion, with reserves of $39.4 billion. For the 2023 fiscal year, the state’s budget was roughly $308 billion. (Sources: ebudget.ca.gov, dof.ca.gov, bls.gov)

Colorado’s non-farm employment was 2.86 million in July 2022, an increase of 3.6% compared with a year earlier. That same month, the state’s unemployment rate was 3.3%, below the national rate of 3.5%. Meanwhile, Colorado’s per capita personal income was 9% higher than the national average. For the state’s 2022 fiscal year, its general fund revenues were $20.9 billion as of September 2022 (final numbers not yet available), representing a 24% fiscal-year-over-year increase. Meanwhile, net individual income tax collections in the state grew 21%, net corporate income tax receipts rose 19%, sales tax collections grew 18%, and use taxes rose 10%. The state is expected to end the 2022 fiscal year with a general reserve balance of $3.2 billion. For fiscal 2023, Colorado’s budget is $38.1 billion, a 4% increase over the prior year. (Sources: bls.gov, cpr.org, leg.colorado.gov)

For the 2022 fiscal year, Idaho’s non-farm employment, totaling 823,000 as of July 2022, grew by 3% compared with the prior fiscal year. Meanwhile, the state’s 2.6% unemployment rate was well below the national average of 3.5%. Per capita personal income in the state was 81% of the national average. For fiscal 2022, Idaho’s general fund revenue collections were nearly $6.2 billion, representing a 23.7% year-over-year increase. In addition, the state’s individual income tax receipts grew by about 6%, sales tax receipts rose roughly 10%, corporate income tax receipts increased by about 198%, product tax receipts grew by approximately 17%, and miscellaneous revenue doubled. For the 2023 fiscal year, the state’s budget assigned $4.6 billion in general fund appropriations, a 9.5% increase from fiscal 2022. (Sources: dfm.idaho.gov, legislature.idaho.gov, bls.gov)

In New York, non-farm employment as of July 2022 was 9.49 million, an increase of 4.6% from a year earlier. New York’s unemployment rate that month was 4.4%, above the national average of 3.5%. Per capita personal incomes in the state were 20% higher than the national average. For fiscal 2022, the state’s general fund receipts totaled $63.1 billion. New York saw increases in personal income tax (+31%) and business tax receipts (+160%) but had declines in revenue from consumption/use taxes (-35%), as well as from so-called other taxes (-9%) and miscellaneous receipts (-69%). Meanwhile, the state’s “rainy day” fund is projected to total $3.32 billion, an increase of about 34% from the prior fiscal year. For fiscal 2023, the state enacted a budget of roughly $220 billion, a year-over-year increase

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Delaware Funds by Macquarie® state tax-free funds

of about 5%. (Sources: bls.gov, budget.ny.gov, osc.state.ny.us)

Pennsylvania’s labor market experienced solid growth in its 2022 fiscal year, with non-farm employment in the state increasing by 3.5% to nearly six million people. In July 2022, the state’s monthly unemployment rate improved to 4.3% from 6.4% a year earlier but above the national average of 3.5%. Meanwhile, per capita incomes were 101% of the national level. Pennsylvania finished the fiscal year with $48.1 billion worth of tax collections for its general fund – a 19% increase over the prior fiscal year, and 13% above estimates. The state’s sales tax receipts and corporate tax collections totaled $13.9 billion and $7.3 billion, which exceeded budget projections by about 9% and 29%, respectively. In addition, personal-income-tax collections for the 2022 fiscal year were $18.1 billion, 15% above projections, while the state’s “rainy day” fund stood at $2.8 billion. For fiscal 2023, Pennsylvania’s budget is $42.8 billion and includes its largest-ever annual increase in funding for K–12 education. (Sources: bls.gov, patreasury.gov)

Maintaining a consistent strategy

For the Funds profiled in this report, our overarching management approach remained consistent, as it does regardless of market conditions. We follow a bottom-up investment approach, meaning we depend on our team’s deep credit research to select securities on an issuer-by-issuer basis. Our strategy regularly emphasizes tax-exempt bonds that provide the Funds’ shareholders with what we believe is a favorable balance between the securities’ risk and return potential.

As we pursue this approach for the Funds, we typically maintain relatively less exposure to highly rated, lower yielding bonds. Instead, we tend to emphasize lower-rated, higher yielding bonds with solid underlying credit, as we believe these securities tend to offer more attractive risk-reward opportunity for shareholders.

In some states, especially those with larger municipal bond marketplaces, executing this strategy tends to be straightforward. However, in other states in which the supply of municipal debt, especially lower-rated municipal debt, is more constrained, our approach involves balancing how we would prefer to invest with the need to keep the Funds fully invested. In these latter states, we generally purchase bonds that offer what we believe is an attractive trade-off between risk and reward, as we continually seek to invest in suitable lower-rated issues to satisfy our long-term portfolio management objectives.

As of the end of the fiscal year on August 31, 2022, roughly 38% of the net assets of Delaware Tax-Free Arizona Fund was invested in bonds with lower-investment-grade credit ratings (A and BBB), while about 40% of the net assets of Delaware Tax-Free California Fund was invested in these same credit tiers. Roughly 32% of Delaware Tax-Free Colorado Fund was invested in bonds rated lower investment grade, compared with about 42% of Delaware Tax-Free Idaho Fund, 40% of Delaware Tax-Free New York Fund, and 52% of Delaware Tax-Free Pennsylvania Fund.

All these Funds also maintained allocations to high yield municipal bonds, referring to securities with credit ratings below BBB-. By prospectus, the Funds may hold up to 20% of their net assets in high yield debt.

Responding to market conditions

As market conditions weakened in 2022, many municipal bond mutual funds across the

6

industry experienced net shareholder redemptions, including Delaware Tax-Free Idaho Fund and, more modestly, Delaware Tax-Free Arizona Fund. At various times, then, we had to liquidate bonds from these Funds to generate proceeds to fund the redemptions. We were careful to sell bonds in a disciplined way, so that we could preserve the Funds’ balanced positioning as much as possible.

Other Funds, such as Delaware Tax-Free Pennsylvania Fund, saw roughly flat net shareholder investments for the fiscal year, while Delaware Tax-Free California Fund, Delaware Tax-Free New York Fund, and more modestly Delaware Tax-Free Colorado Fund experienced net inflows during the fiscal year. This afforded us proceeds available to invest during the fiscal year. Whenever searching for new bonds to add to the portfolios, we evaluated opportunities on a case-by-case basis, choosing those bonds we viewed as most compelling. The charter school sector was a notable area of opportunity in several state marketplaces. We have long favored this market segment for investment. Bonds in this area offered what we believed was their most attractive risk-reward trade-off in several years, so, when appropriate, we took advantage of periodic opportunities to purchase bonds in this sector.

Given the municipal bond market’s struggles in 2022, we took advantage of the opportunity to engage in tax-loss swaps in all six Funds. Pursuing this strategy, we exchanged lower yielding bonds for higher yielding ones, finding the most value in the higher credit tiers. These swaps allowed us to take advantage of the opportunity to secure better yields for the Funds at a similar level of risk, while generating tax losses that we will be able to apply against future capital gains.

Individual performance effects

As we discussed, longer-duration bonds generally underperformed shorter-duration bonds for the fiscal year. Additionally, higher-coupon structured bonds tended to outperform. Accordingly, many of the Funds’ strongest and weakest performers over the 12-month period reflected these performance trends.

In Delaware Tax-Free Arizona Fund, for example, the weakest-performing securities were bonds for Great Hearts Academies, a charter-school management organization, and HonorHealth, an Arizona healthcare system. These bonds, both declining in the neighborhood of -30% for the Fund for the fiscal year, were hurt by their relatively low coupons and long maturity dates. On the positive side, the Fund’s strongest performers included Arizona State University Energy Management bonds (up 4%), a highly rated, short-maturity issue, and Eagle College Preparatory Schools charter school bonds (up 3%), which were currently callable and thus significantly insulated from the negative performance effect of rising interest rates.

In Delaware Tax-Free California Fund, the weakest performer was a San Diego County tobacco bond issue that returned declined more than 30%. As zero-coupon bonds, these securities are highly sensitive to changes in interest rates and thus struggled as rates rose, while they also lost value from a relatively high price to begin the fiscal year. Also underperforming were Children’s Hospital of Orange County bonds (down more than 25%), whose low coupon and long-term maturity date proved undesirable to investors. In contrast, the Fund benefited from charter school bonds for the Green Dot Public Schools (+7%) and San Diego Redevelopment Agency bonds (+6%), whose currently callable status and relatively high coupon were positive performance factors.

7

Portfolio management review
Delaware Funds by Macquarie® state tax-free funds

Turning to Delaware Tax-Free Colorado Fund, the biggest performance challenges came from bonds for AdventHealth, a Colorado hospital system, and Aspen View Academy, a charter school in Castle Rock, Colo., each down more than 25%. Both holdings struggled because of their long maturity dates and relatively low coupons. On the positive side, the Fund benefited from holdings in pre-refunded bonds for the Atlas Preparatory School (up 7%), whose short duration and high credit quality boosted their performance. Dominion Water and Sanitation District bonds (up 5%), which benefited from their near-term call date, also added value.

In Delaware Tax-Free Idaho Fund, long-dated, lower-coupon bonds of such issuers as the Anser Charter School in Boise (down close to 35%) and St. Luke’s Health System (down more than 25%) were meaningful detractors owing to their heightened interest rate sensitivity. Conversely, various higher-coupon, currently callable bonds added value, led by Idaho Housing and Finance Association municipal lease bonds and corporate-backed industrial development revenue solid-waste disposal bonds for FMC Corp., both up more than 6%.

In Delaware Tax-Free New York Fund, the biggest individual detractor for the fiscal year was an investment in Queens Baseball Stadium Project bonds. These bonds for Citi Field, home to the New York Mets, declined more than 25%, reflecting the bonds’ low coupon and relatively long maturity date. Another individual performance challenge was an investment in bonds for Montefiore Medical Center, a Bronx hospital whose long-maturity, lower-rated bonds declined close to 25% for the fiscal year. On the positive side, bonds for the Albany Place (N.Y.) senior housing project added value, gaining 8%. As this financially challenged issuer has improved its fiscal position and made progress with its operations, investors found the bonds more attractive. Various high-quality bonds with shorter call dates were also among the Fund’s leading individual performers, led by New York State Dormitory Authority bonds (up 5%).

The weakest individual performer in Delaware Tax-Free Pennsylvania Fund, meanwhile, was an investment in Tapestry Moon (down 30%). Bonds for this Pittsburgh-area senior-living facility experienced substantial and ongoing financial challenges amid the COVID-19 pandemic. Education bonds for Germantown Academy (down more than 20%) also performed poorly, owing to their relatively low coupon, longer-term maturity date, and relatively higher price to begin the fiscal year. In contrast, the Fund’s strongest individual performer was a student-housing bond issue for Temple University in Philadelphia. These bonds gained more than 5%, benefiting from their relatively high coupon and short call date. Pre-refunded bonds for Indiana Regional Medical Center in Indiana County, Pa. (up 3%), which benefited from their short durations and high credit quality, also contributed to performance.

8

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. April 1, 1991)
Excluding sales charge	-11.06%	+1.13%	+1.99%	+4.64%
Including sales charge	-15.07%	+0.21%	+1.52%	+4.49%
Class C (Est. May 25, 1994)
Excluding sales charge	-11.70%	+0.38%	+1.23%	+3.44%
Including sales charge	-12.56%	+0.38%	+1.23%	+3.44%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-10.84%	+1.39%	—	+3.12%
Including sales charge	-10.84%	+1.39%	—	+3.12%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments

9

Performance summaries
Delaware Tax-Free Arizona Fund

on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three. BB indicating the least degree of speculation of the three.

10

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.00%	1.75%	0.75%
Net expenses (including fee
waivers, if any)	0.84%	1.59%	0.59%
Type of waiver	Contractual	Contractual	Contractual

11

Performance summaries
Delaware Tax-Free Arizona Fund

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$11,628

Institutional Class shares
For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Delaware Tax-Free Arizona Fund —
Institutional Class shares	$10,000	$13,046
Bloomberg Municipal Bond Index	$10,000	$12,942

12

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 9 through 13.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class C	DVACX	928916501
Institutional Class	DAZIX	928916873

13

Performance summaries
Delaware Tax-Free California Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. March 2, 1995)
Excluding sales charge	-10.48%	+1.17%	+2.40%	+4.77%
Including sales charge	-14.53%	+0.24%	+1.93%	+4.59%
Class C (Est. April 9, 1996)
Excluding sales charge	-11.05%	+0.44%	+1.65%	+3.90%
Including sales charge	-11.92%	+0.44%	+1.65%	+3.90%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-10.26%	+1.43%	—	+3.42%
Including sales charge	-10.26%	+1.43%	—	+3.42%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 16. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments

14

on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

15

Performance summaries
Delaware Tax-Free California Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.02%	1.77%	0.77%
Net expenses (including fee
waivers, if any)	0.82%	1.57%	0.57%
Type of waiver	Contractual	Contractual	Contractual

16

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free California Fund — Class A shares	$9,550	$12,105

Institutional Class shares
For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Delaware Tax-Free California Fund —
Institutional Class shares	$10,000	$13,381
Bloomberg Municipal Bond Index	$10,000	$12,942

17

Performance summaries
Delaware Tax-Free California Fund

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 16. Please note additional details on pages 14 through 18.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class C	DVFTX	928928795
Institutional Class	DCTIX	928928167

18

Performance summaries
Delaware Tax-Free Colorado Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. April 23, 1987)
Excluding sales charge	-9.49%	+1.17%	+2.07%	+5.11%
Including sales charge	-13.55%	+0.24%	+1.60%	+4.97%
Class C (Est. May 5, 1994)
Excluding sales charge	-10.22%	+0.40%	+1.30%	+3.52%
Including sales charge	-11.10%	+0.40%	+1.30%	+3.52%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-9.27%	+1.42%	—	+3.21%
Including sales charge	-9.27%	+1.42%	—	+3.21%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 21. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales (CDSC) charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments

19

Performance summaries
Delaware Tax-Free Colorado Fund

on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

20

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.96%	1.71%	0.71%
Net expenses (including fee
waivers, if any)	0.82%	1.57%	0.57%
Type of waiver	Contractual	Contractual	Contractual

21

Performance summaries
Delaware Tax-Free Colorado Fund

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$11,718

Institutional Class shares
For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Delaware Tax-Free Colorado Fund —
Institutional Class shares	$10,000	$13,152
Bloomberg Municipal Bond Index	$10,000	$12,942

22

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 21. Please note additional details on pages 19 through 23.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class C	DVCTX	92907R101
Institutional Class	DCOIX	92907R200

23

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. January 4, 1995)
Excluding sales charge	-10.00%	+0.92%	+1.45%	+4.17%
Including sales charge	-14.04%	0.00%	+0.98%	+4.00%
Class C (Est. January 10, 1995)
Excluding sales charge	-10.59%	+0.18%	+0.70%	+3.37%
Including sales charge	-11.47%	+0.18%	+0.70%	+3.37%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-9.77%	+1.17%	—	+2.60%
Including sales charge	-9.77%	+1.17%	—	+2.60%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 26. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at

24

the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

25

Performance summaries
Delaware Tax-Free Idaho Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee
waivers, if any)	0.86%	1.61%	0.61%
Type of waiver	Contractual	Contractual	Contractual

26

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$11,022

Institutional Class shares
For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,942
Delaware Tax-Free Idaho Fund —
Institutional Class shares	$10,000	$12,488

27

Performance summaries
Delaware Tax-Free Idaho Fund

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 26. Please note additional details on pages 24 through 28.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class C	DVICX	928928803
Institutional Class	DTIDX	928928159

28

Performance summaries
Delaware Tax-Free New York Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. November 6, 1987)
Excluding sales charge	-9.96%	+1.15%	+2.16%	+5.01%
Including sales charge	-14.02%	+0.22%	+1.69%	+4.87%
Class C (Est. April 26, 1995)
Excluding sales charge	-10.66%	+0.39%	+1.39%	+3.38%
Including sales charge	-11.54%	+0.39%	+1.39%	+3.38%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-9.82%	+1.40%	—	+3.23%
Including sales charge	-9.82%	+1.40%	—	+3.23%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 31. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments

29

Performance summaries
Delaware Tax-Free New York Fund

on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

30

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.98%	1.73%	0.73%
Net expenses (including fee
waivers, if any)	0.80%	1.55%	0.55%
Type of waiver	Contractual	Contractual	Contractual

31

Performance summaries
Delaware Tax-Free New York Fund

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free New York Fund — Class A shares	$9,550	$11,821

Institutional Class shares
For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Delaware Tax-Free New York Fund —
Institutional Class shares	$10,000	$13,176
Bloomberg Municipal Bond Index	$10,000	$12,942

32

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 31. Please note additional details on pages 29 through 33.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class C	DVFNX	928928258
Institutional Class	DTNIX	928928142

33

Performance summaries
Delaware Tax-Free Pennsylvania Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. March 23, 1977)
Excluding sales charge	-9.59%	+1.37%	+2.20%	+5.11%
Including sales charge	-13.63%	+0.45%	+1.73%	+5.01%
Class C (Est. November 29, 1995)
Excluding sales charge	-10.27%	+0.60%	+1.43%	+3.16%
Including sales charge	-11.15%	+0.60%	+1.43%	+3.16%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-9.26%	+1.64%	—	+3.29%
Including sales charge	-9.26%	+1.64%	—	+3.29%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 36. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges,

34

assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

35

Performance summaries
Delaware Tax-Free Pennsylvania Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee
waivers, if any)	0.84%	1.59%	0.59%
Type of waiver	Contractual	Contractual	Contractual

36

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free Pennsylvania Fund — Class A shares	$9,550	$11,869

Institutional Class shares
For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Delaware Tax-Free Pennsylvania Fund —
Institutional Class shares	$10,000	$13,234
Bloomberg Municipal Bond Index	$10,000	$12,942

37

Performance summaries
Delaware Tax-Free Pennsylvania Fund

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 36. Please note additional details on pages 34 through 38.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DELIX	233216100
Class C	DPTCX	233216308
Institutional Class	DTPIX	24609H701

38

Disclosure of Fund expenses
For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2022 to August 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

39

Disclosure of Fund expenses
For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/22	8/31/22	Expense Ratio	3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$913.40	0.84%	$4.05
Class C	1,000.00	910.30	1.59%	7.66
Institutional Class	1,000.00	914.60	0.59%	2.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/22	8/31/22	Expense Ratio	3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$919.00	0.82%	$3.97
Class C	1,000.00	916.50	1.57%	7.58
Institutional Class	1,000.00	920.10	0.57%	2.76
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Institutional Class	1,000.00	1,022.33	0.57%	2.91

40

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/22	8/31/22	Expense Ratio	3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$926.70	0.82%	$3.98
Class C	1,000.00	922.50	1.57%	7.61
Institutional Class	1,000.00	927.80	0.57%	2.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Institutional Class	1,000.00	1,022.33	0.57%	2.91

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/22	8/31/22	Expense Ratio	3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$918.50	0.86%	$4.16
Class C	1,000.00	915.00	1.61%	7.77
Institutional Class	1,000.00	918.90	0.61%	2.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

41

Disclosure of Fund expenses
For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/22	8/31/22	Expense Ratio	3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$922.50	0.80%	$3.88
Class C	1,000.00	918.00	1.55%	7.49
Institutional Class	1,000.00	922.80	0.55%	2.67
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class C	1,000.00	1,017.39	1.55%	7.88
Institutional Class	1,000.00	1,022.43	0.55%	2.80

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/22	8/31/22	Expense Ratio	3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$925.20	0.84%	$4.08
Class C	1,000.00	920.50	1.59%	7.70
Institutional Class	1,000.00	926.30	0.59%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds' expenses reflected on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

42

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.84%
Corporate Revenue Bonds	5.36%
Education Revenue Bonds	22.95%
Electric Revenue Bonds	6.14%
Healthcare Revenue Bonds	21.35%
Lease Revenue Bonds	1.30%
Local General Obligation Bonds	3.17%
Pre-Refunded Bonds	2.95%
Special Tax Revenue Bonds	18.82%
State General Obligation Bonds	3.25%
Transportation Revenue Bonds	7.51%
Water & Sewer Revenue Bonds	6.04%
Short-Term Investments	0.71%
Total Value of Securities	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	80.27%
Guam	0.77%
Puerto Rico	18.10%
US Virgin Islands	0.41%
Total Value of Securities	99.55%

43

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	93.44%
Corporate Revenue Bonds	6.10%
Education Revenue Bonds	18.08%
Electric Revenue Bonds	3.14%
Healthcare Revenue Bonds	10.42%
Housing Revenue Bonds	2.46%
Lease Revenue Bonds	3.99%
Local General Obligation Bonds	2.98%
Pre-Refunded Bonds	8.20%
Special Tax Revenue Bonds	16.27%
State General Obligation Bonds	8.45%
Transportation Revenue Bonds	11.92%
Water & Sewer Revenue Bonds	1.43%
Short-Term Investments	5.07%
Total Value of Securities	98.51%
Receivables and Other Assets Net of Liabilities	1.49%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	80.10%
Guam	0.92%
Puerto Rico	17.15%
US Virgin Islands	0.34%
Total Value of Securities	98.51%

44

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.49%
Corporate Revenue Bonds	2.35%
Education Revenue Bonds	11.74%
Electric Revenue Bonds	5.82%
Healthcare Revenue Bonds	18.96%
Lease Revenue Bonds	1.52%
Local General Obligation Bonds	8.77%
Pre-Refunded Bonds	14.51%
Special Tax Revenue Bonds	18.57%
State General Obligation Bonds	2.99%
Transportation Revenue Bonds	7.63%
Water & Sewer Revenue Bonds	4.63%
Short-Term Investments	2.13%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	82.01%
Guam	1.34%
Puerto Rico	16.06%
US Virgin Islands	0.21%
Total Value of Securities	99.62%

45

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.78%
Corporate Revenue Bonds	2.67%
Education Revenue Bonds	19.41%
Electric Revenue Bonds	4.65%
Healthcare Revenue Bonds	12.61%
Housing Revenue Bonds	2.70%
Lease Revenue Bonds	9.14%
Local General Obligation Bonds	12.24%
Pre-Refunded/Escrowed to Maturity Bonds	5.57%
Resource Recovery Revenue Bonds	0.35%
Special Tax Revenue Bonds	21.13%
State General Obligation Bonds	2.53%
Transportation Revenue Bonds	2.78%
Short-Term Investments	2.88%
Total Value of Securities	98.66%
Receivables and Other Assets Net of Liabilities	1.34%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.79%
Idaho	81.77%
Puerto Rico	15.88%
US Virgin Islands	0.22%
Total Value of Securities	98.66%

46

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.00%
Corporate Revenue Bonds	6.86%
Education Revenue Bonds	20.20%
Electric Revenue Bonds	8.15%
Healthcare Revenue Bonds	7.45%
Lease Revenue Bonds	7.63%
Local General Obligation Bonds	3.21%
Pre-Refunded Bonds	1.21%
Resource Recovery Revenue Bond	0.73%
Special Tax Revenue Bonds	24.49%
State General Obligation Bonds	2.79%
Transportation Revenue Bonds	10.38%
Water & Sewer Revenue Bonds	3.90%
Short-Term Investments	2.13%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.71%
New York	80.49%
Puerto Rico	17.66%
US Virgin Islands	0.27%
Total Value of Securities	99.13%

47

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.69%
Corporate Revenue Bonds	5.97%
Education Revenue Bonds	11.66%
Electric Revenue Bonds	2.72%
Healthcare Revenue Bonds	31.13%
Lease Revenue Bonds	1.08%
Local General Obligation Bonds	5.17%
Pre-Refunded/Escrowed to Maturity Bonds	3.55%
Special Tax Revenue Bonds	19.46%
State General Obligation Bonds	2.90%
Transportation Revenue Bonds	15.06%
Water & Sewer Revenue Bond	0.99%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.78%
Pennsylvania	80.33%
Puerto Rico	17.34%
US Virgin Islands	1.24%
Total Value of Securities	99.69%

48

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.84%
Corporate Revenue Bonds – 5.36%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #	450,000	$409,433
Series A 144A 7.75% 7/1/50 #	285,000	303,499
Chandler Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) •	1,300,000	1,295,463
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,111,900
		4,120,295
Education Revenue Bonds – 22.95%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,030,930
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	345,586
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	265,098
144A 6.00% 7/1/47 #	400,000	419,980
(Doral Academy of Nevada - Fire Mesa and Red Rock
Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	369,521
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	508,340
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,450,128
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	658,530
Series A 2.375% 7/1/52	1,205,000	760,331
(KIPP NYC Public Charter Schools - Macombs Facility
Project)
Series A 4.00% 7/1/61	1,980,000	1,598,236
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	380,197
(Pinecrest Academy of Nevada-Horizon, Inspirada and
St. Rose Campus Projects)
Series A 144A 5.75% 7/15/48 #	250,000	261,963
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,001,400
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,091,360

49

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority
Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	$249,690
(Creighton University Project)
4.00% 7/1/50	1,000,000	951,010
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	749,331
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	1,794,020
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	795,786
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic
Village Project)
5.00% 7/1/31	500,000	537,330
Phoenix Industrial Development Authority
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	499,965
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,005,400
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	464,915
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	452,257
		17,641,304
Electric Revenue Bonds – 6.14%
Guam Power Authority Revenue
Series A 5.00% 10/1/41	565,000	592,594
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	365,625
Series A 5.05% 7/1/42 ‡	55,000	44,550
Series AAA 5.25% 7/1/25 ‡	35,000	28,438
Series WW 5.00% 7/1/28 ‡	550,000	446,875
Series WW 5.50% 7/1/38 ‡	710,000	579,537
Series XX 4.75% 7/1/26 ‡	35,000	28,306
Series XX 5.25% 7/1/40 ‡	355,000	288,437
Series XX 5.75% 7/1/36 ‡	125,000	102,500
Series ZZ 4.75% 7/1/27 ‡	30,000	24,263
Series ZZ 5.25% 7/1/24 ‡	45,000	36,563

50

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	$1,089,780
Series A 5.00% 1/1/47	1,000,000	1,089,940
		4,717,408
Healthcare Revenue Bonds – 21.35%
Arizona Health Facilities Authority Hospital System
Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,030,070
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
First Tier)
Series A 5.00% 1/1/54	145,000	97,845
(Great Lakes Senior Living Communities LLC Project
Fourth Tier)
144A 7.75% 1/1/54 #	150,000	97,150
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	55,000	34,876
Series B 5.125% 1/1/54	65,000	40,700
(Great Lakes Senior Living Communities LLC Project
Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	291,445
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	3,040,000	2,777,952
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	220,420
5.25% 11/15/46	415,000	320,704
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	944,050
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	1,037,770
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	180,660
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	241,708
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	971,500

51

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/44	1,665,000	$1,591,990
Series D 4.00% 1/1/48	650,000	611,175
Maricopa County Industrial Development Authority
Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	362,340
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	303,961
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	291,012
5.00% 7/1/30	105,000	116,179
Tempe Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	753,512
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,434,795
Series A 5.25% 8/1/33	2,000,000	2,045,860
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	302,779
Series A 5.25% 8/1/32	300,000	309,849
		16,410,302
Lease Revenue Bonds – 1.30%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	1,002,080
		1,002,080

52

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 3.17%
Maricopa County High School District No. 214 Tolleson
Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	$1,031,520
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	628,169
Maricopa County Unified School District No. 95 Queen
Creek
(School Improvement)
4.00% 7/1/35	500,000	516,520
Pinal County Community College District
4.00% 7/1/31	250,000	260,692
		2,436,901
Pre-Refunded Bonds – 2.95%
Phoenix Industrial Development Authority
(Choice Academies Project)
5.625% 9/1/42-22 §	1,250,000	1,250,000
University of Arizona Board of Regents
Series A 5.00% 6/1/38-23 §	1,000,000	1,019,930
		2,269,930
Special Tax Revenue Bonds – 18.82%
Bullhead City Excise Taxes Revenue
2.55% 7/1/46	1,000,000	678,740
4.00% 7/1/52	1,035,000	999,375
GDB Debt Recovery Authority
7.50% 8/20/40	2,707,273	2,423,009
Glendale Municipal Property Excise Tax Revenue
(Senior Lien)
Series B 5.00% 7/1/33	570,000	573,905
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,064,050
Maricopa County Industrial Development Authority
Education Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	1,250,000	1,246,825
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	300,000	316,416
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.425% 7/1/51 ^	5,964,000	1,271,883

53

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.60% 7/1/46 ^	1,110,000	$317,893
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,376,405
Series A-2 4.329% 7/1/40	1,745,000	1,698,339
Series A-2 4.329% 7/1/40	1,000,000	973,260
Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	525,640
		14,465,740
State General Obligation Bonds – 3.25%
Commonwealth of Puerto Rico
(Restructured)
2.066% 11/1/43 •	2,371,295	1,224,181
Series A-1 4.00% 7/1/33	154,288	144,570
Series A-1 4.00% 7/1/35	138,685	127,514
Series A-1 4.00% 7/1/37	119,028	106,660
Series A-1 4.00% 7/1/41	175,000	152,829
Series A-1 4.00% 7/1/46	741,539	629,722
Series A-1 4.364% 7/1/33 ^	198,557	112,997
		2,498,473
Transportation Revenue Bonds – 7.51%
Arizona Department of Transportation State Highway
Fund Revenue
5.00% 7/1/35	500,000	536,205
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	4,000,000	3,852,760
Series B 5.00% 7/1/44 (AMT)	400,000	415,288
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	462,535
5.00% 7/1/32 (AMT)	500,000	507,355
		5,774,143
Water & Sewer Revenue Bonds – 6.04%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue)
Series A 5.00% 10/1/26	1,000,000	1,052,490

54

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	$643,254
Goodyear Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	976,220
Mesa Utility System Revenue
4.00% 7/1/31	850,000	884,748
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	500,000	547,205
5.00% 7/1/31	500,000	540,915
		4,644,832
Total Municipal Bonds (cost $80,521,176)		75,981,408

Short-Term Investments – 0.71%
Variable Rate Demand Notes – 0.71%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 1.03% 1/1/46
(LOC - Bank of America, N.A.)	100,000	100,000
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.98% 11/15/52
(SPA - Northern Trust)	450,000	450,000
Total Short-Term Investments (cost $550,000)		550,000
Total Value of Securities—99.55%
(cost $81,071,176)		$76,531,408

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $6,671,115, which represents 8.68% of the Fund's net assets. See Note 9 in “Notes to financial statements."

55

Schedules of investments
Delaware Tax-Free Arizona Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

56

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds – 93.44%
Corporate Revenue Bonds – 6.10%
California Pollution Control Financing Authority
Solid Waste Disposal Revenue
(CalPlant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$180,000
Golden State Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 0.889% 6/1/66 ^	12,500,000	1,478,250
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,404,877
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	604,130
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	300,312
Series A Class 1 Senior 4.00% 6/1/37	300,000	299,067
Series A Class 1 Senior 4.00% 6/1/38	400,000	396,372
Series A Class 1 Senior 4.00% 6/1/39	250,000	246,383
Series A Class 1 Senior 4.00% 6/1/40	300,000	294,258
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	924,090
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.603% 6/1/46 ^	16,770,000	2,645,132
Capital Appreciation Third Subordinate
Series D 0.317% 6/1/46 ^	4,965,000	610,943
		9,383,814
Education Revenue Bonds – 18.08%
California Community College Financing Authority
Student Housing Revenue
(NCCD - Napa Valley Properties LLC - Napa Valley
College Project)
Series A 144A 5.75% 7/1/60 #	1,500,000	1,441,860
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,054,170
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	189,858
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,229,970
Series V-1 5.00% 5/1/49	1,460,000	1,732,100

57

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	$485,165
(Biola University)
5.00% 10/1/39	1,000,000	1,039,200
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,043,140
(CHF - Davis I, LLC - West Village Student Housing
Project)
5.00% 5/15/48	1,000,000	1,022,930
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,063,270
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	840,905
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	761,205
(Southwestern Law School)
4.00% 11/1/41	575,000	534,497
(The Creative Center of Los Altos Project - Pinewood
School and Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	424,090
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,028,760
(Aspire Public Schools - Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	723,680
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	403,860
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	256,093
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	1,725,000	1,737,868
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,022,420
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	510,260
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	591,370
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	1,000,000	958,100

58

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(KIPP LA Projects)
Series A 144A 5.125% 7/1/44 #	1,000,000	$1,011,040
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,017,130
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,075,000
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project)
Series A 7.25% 8/1/41	300,000	300,852
California Statewide Communities Development Authority
Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	750,000	771,953
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,088,360
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,429,140
		27,788,246
Electric Revenue Bonds – 3.14%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	970,000	1,017,375
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,070,850
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	284,375
Series A 5.05% 7/1/42 ‡	70,000	56,700
Series A 6.75% 7/1/36 ‡	185,000	156,325
Series AAA 5.25% 7/1/25 ‡	40,000	32,500
Series CCC 5.25% 7/1/27 ‡	325,000	264,063
Series TT 5.00% 7/1/32 ‡	340,000	276,250
Series WW 5.00% 7/1/28 ‡	470,000	381,875
Series WW 5.25% 7/1/33 ‡	335,000	272,187
Series WW 5.50% 7/1/38 ‡	730,000	595,862
Series XX 4.75% 7/1/26 ‡	45,000	36,394
Series XX 5.25% 7/1/40 ‡	230,000	186,875
Series XX 5.75% 7/1/36 ‡	150,000	123,000

59

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	35,000	$28,306
Series ZZ 5.25% 7/1/24 ‡	55,000	44,688
		4,827,625
Healthcare Revenue Bonds – 10.42%
California Educational Facilities Authority
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	594,930
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	502,590
(Children's Hospital Los Angeles)
Series A 5.00% 8/15/47	500,000	512,925
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,716,875
(CommonSpirit Health)
Series A 4.00% 4/1/44	1,300,000	1,219,998
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	958,519
(Lucile Salter Packard Children's Hospital At Stanford)
Series A 4.00% 5/15/51	1,000,000	939,300
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	790,523
Series A 5.00% 2/1/47	250,000	262,255
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project)
5.00% 1/1/35	635,000	554,996
(Humangood California Obligated Group)
Series A 4.00% 10/1/28	290,000	297,360
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	508,505
California Municipal Finance Authority Senior Living
Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	636,802
Series A 4.00% 11/15/56	1,075,000	890,498
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	456,395
60

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	$919,370
(Emanate Health)
Series A 4.00% 4/1/45	255,000	237,074
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	476,505
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	1,549,710
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	433,245
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,033,050
Palomar Health
5.00% 11/1/47 (AGM)	500,000	521,370
		16,012,795
Housing Revenue Bonds – 2.46%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	479,009	475,081
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,017,070
Series A 5.25% 5/15/49	1,200,000	1,218,984
Los Angeles Housing Authority
(Union Portfolio Project)
Series A 4.00% 6/1/30	135,000	141,684
Santa Clara County Multifamily Housing Authority
Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	925,000	926,933
		3,779,752
Lease Revenue Bonds – 3.99%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group)
Series A 5.00% 11/1/41	1,000,000	1,020,840
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	809,385

61

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board
Series E 3.00% 10/1/36 (AGM)	1,525,000	$1,349,015
(Department of General Services - New Natural
Resources)
Series C 4.00% 11/1/46	1,000,000	971,930
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,035,000
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	940,380
		6,126,550
Local General Obligation Bonds – 2.98%
Anaheim School District Capital Appreciation
Election of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	915,940
Long Beach Community College District
Series D 3.00% 8/1/38	1,250,000	1,096,000
Los Angeles Unified School District
Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	529,560
Moreno Valley Unified School District
Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	542,030
Palomar Health
Series B 4.00% 8/1/37	1,000,000	1,003,370
San Francisco Bay Area Rapid Transit District Election of
2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	500,095
		4,586,995
Pre-Refunded Bonds – 8.20%
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,015,770
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,156,750
California Health Facilities Financing Authority Revenue
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34-22 §	500,000	501,040
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,073,790

62

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	$1,058,800
California State Public Works Board
(California State University: Various Buildings)
Series E 5.00% 9/1/33-22 (AGM) §	1,000,000	1,000,000
California Statewide Communities Development Authority
Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,039,200
Fresno Unified School District
Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	549,945
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29-23 §	1,000,000	1,020,680
Series A 5.00% 6/1/45-25 §	1,000,000	1,070,220
New Haven Unified School District
Election of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,074,300
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44-23 §	500,000	512,985
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,013,840
San Jose Financing Authority Lease Revenue
(Civic Center Project)
Series A 5.00% 6/1/33-23 §	500,000	510,040
		12,597,360
Special Tax Revenue Bonds – 16.27%
City of Irvine Limited Obligation Improvement Bonds
(Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,289,737
GDB Debt Recovery Authority
7.50% 8/20/40	5,410,348	4,842,261
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	527,360
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,980,000	2,849,774
Series A-1 5.00% 7/1/58	3,045,000	2,953,954
Series A-1 5.023% 7/1/51 ^	31,095,000	6,631,320

63

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 8.957% 7/1/46 ^	5,480,000	$1,569,417
Series A-2 4.329% 7/1/40	735,000	715,346
Series A-2 4.329% 7/1/40	750,000	729,945
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	535,175
Senior Series A 5.00% 6/1/48	1,000,000	1,049,110
San Francisco Facilities District No. 2021-01
(Public Facilities and Services)
4.00% 9/1/44	900,000	807,498
Yucaipa Special Tax Community Facilities District No.
98-1
(Chapman Heights)
5.375% 9/1/30	500,000	502,115
		25,003,012
State General Obligation Bonds – 8.45%
California
4.00% 10/1/36	500,000	515,265
5.00% 4/1/42	1,500,000	1,680,165
(Various Purpose)
5.00% 9/1/31	1,000,000	1,025,860
5.00% 4/1/32	2,820,000	3,346,494
5.00% 4/1/37	2,000,000	2,028,160
5.00% 8/1/46	1,000,000	1,064,140
Commonwealth of Puerto Rico
3.035% 11/1/43 ●	3,716,227	1,918,502
(Restructured)
Series A-1 4.00% 7/1/33	159,016	149,000
Series A-1 4.00% 7/1/35	153,714	141,332
Series A-1 4.00% 7/1/37	99,821	89,449
Series A-1 4.00% 7/1/41	575,000	502,153
Series A-1 4.00% 7/1/46	452,432	384,210
Series A-1 4.364% 7/1/33 ^	263,024	149,684
		12,994,414
Transportation Revenue Bonds – 11.92%
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/47 (AMT)	1,745,000	1,771,070

64

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern Transportation Corridor Agency,
California
Series A 4.00% 1/15/46	1,000,000	$944,600
Series C 4.00% 1/15/43	1,000,000	925,230
Long Beach Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	506,785
Los Angeles Department of Airports
Series A 4.00% 5/15/44 (AMT)	1,500,000	1,413,330
Series F 4.00% 5/15/49 (AMT)	1,500,000	1,383,465
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,037,030
Los Angeles, California Department of Airports
Series A 5.00% 5/15/33 (AMT)	1,390,000	1,518,964
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	393,457
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	522,415
Subordinate Series B 5.00% 7/1/41	500,000	525,645
San Diego County Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,848,800
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	624,409
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	615,000	617,085
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,065,950
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,036,450
Second Series E 5.00% 5/1/50 (AMT)	500,000	517,910
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	614,244
Series B 5.00% 3/1/42	1,000,000	1,052,030
		18,318,869

65

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.43%
Sacramento County Sanitation Districts Financing
Authority Revenue
Series A 5.00% 12/1/50	2,000,000	$2,193,160
		2,193,160
Total Municipal Bonds (cost $150,479,020)		143,612,592

Short-Term Investments – 5.07%
Variable Rate Demand Notes – 5.07%¤
California Municipal Finance Authority Revenue
Series A 0.86% 11/1/35	200,000	200,000
Los Angeles Department of Water & Power Revenue
Subordinate Series A-1 0.80% 7/1/50
(SPA - TD Bank N.A.)	100,000	100,000
Subordinate Series A-1 0.85% 7/1/50
(SPA - Royal Bank of Canada)	5,000,000	5,000,000
Subordinate Series A-2 0.85% 7/1/45
(SPA - Barclays Bank)	300,000	300,000
Subordinate Series A-2 0.85% 7/1/51
(SPA - Royal Bank of Canada)	100,000	100,000
Subordinate Series A-3 0.90% 7/1/35
(SPA - Bank of America, N.A.)	500,000	500,000
Subordinate Series B-4 0.85% 7/1/35
(SPA - Barclays Bank)	100,000	100,000
Metropolitan Water District of Southern California
Series B-2 0.80% 7/1/37
(SPA - TD Bank N.A.)	140,000	140,000
Regents of the University of California General Revenue
Series AL-1 0.76% 5/15/48	950,000	950,000
Series AL-3 0.80% 5/15/48	400,000	400,000
Total Short-Term Investments (cost $7,790,000)		7,790,000
Total Value of Securities–98.51%
(cost $158,269,020)		$151,402,592

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $16,776,396, which represents 10.92% of the Fund's net assets. See Note 9 in “Notes to financial statements."
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

66

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2022.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

67

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.49%
Corporate Revenue Bonds – 2.35%
Denver City & County Special Facilities Airport Revenue
(United Airlines, Inc. Project)
5.00% 10/1/32 (AMT)	215,000	$214,989
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	4,250,000	5,185,978
		5,400,967
Education Revenue Bonds – 11.74%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	2,879,454
Board of Trustees For Colorado Mesa University
Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,082,890
Series B 5.00% 5/15/49	750,000	808,627
Colorado Educational & Cultural Facilities Authority
Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,308,130
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	503,240
Series A 144A 5.25% 7/1/46 #	1,350,000	1,355,170
(Aspen View Academy Project)
4.00% 5/1/51	500,000	403,895
4.00% 5/1/61	750,000	578,978
(Charter School Project)
5.00% 7/15/37	1,150,000	1,151,403
(Community Leadership Academy, Inc. Second
Campus Project)
7.45% 8/1/48	1,000,000	1,028,780
(Global Village Academy)
144A 5.00% 12/1/50 #	1,000,000	881,860
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,012,140
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	450,450
5.00% 12/1/42	540,000	539,995
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,250,000	1,237,612
144A 5.00% 7/1/46 #	500,000	477,195
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	711,256

68

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Science Technology Engineering and Math School
Project)
5.00% 11/1/44	890,000	$840,267
5.00% 11/1/54	1,500,000	1,378,215
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	865,951
144A 5.50% 7/1/49 #	870,000	877,143
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	408,740
Series A 4.00% 3/1/36	550,000	559,834
(University of Lab Charter School)
144A 5.00% 12/15/45 #	500,000	506,780
(Vail Mountain School Project)
4.00% 5/1/46	80,000	69,059
5.00% 5/1/31	1,000,000	1,031,010
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	4,086,035
		27,034,109
Electric Revenue Bonds – 5.82%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/51	1,000,000	950,690
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,640,000	1,766,542
Loveland Colorado Electric & Communications Enterprise
Revenue
Series A 5.00% 12/1/44	2,185,000	2,353,857
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,598,980
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	137,700
Series AAA 5.25% 7/1/25 ‡	95,000	77,188
Series CCC 5.25% 7/1/27 ‡	705,000	572,812
Series WW 5.00% 7/1/28 ‡	660,000	536,250
Series WW 5.25% 7/1/33 ‡	210,000	170,625
Series WW 5.50% 7/1/17 ‡	460,000	373,175
Series WW 5.50% 7/1/19 ‡	360,000	292,050
Series XX 4.75% 7/1/26 ‡	105,000	84,919

69

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	1,840,000	$1,495,000
Series XX 5.75% 7/1/36 ‡	365,000	299,300
Series ZZ 4.75% 7/1/27 ‡	85,000	68,744
Series ZZ 5.00% 7/1/19 ‡	620,000	500,650
Series ZZ 5.25% 7/1/24 ‡	140,000	113,750
		13,392,232
Healthcare Revenue Bonds – 18.96%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	1,242,345
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	4,325,000	3,247,167
Series A 4.00% 11/15/43	4,000,000	3,835,280
(American Baptist)
7.625% 8/1/33	150,000	153,285
8.00% 8/1/43	1,000,000	1,025,010
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,270,947
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,320,000	1,603,816
(CommonSpirit Health)
Series A 5.00% 11/1/39	3,410,000	3,680,788
Series A-1 4.00% 8/1/37	750,000	725,498
Series A-1 4.00% 8/1/38	1,250,000	1,206,837
Series A-1 4.00% 8/1/44	2,000,000	1,835,620
Series A-2 4.00% 8/1/49	3,000,000	2,726,820
Series A-2 5.00% 8/1/38	1,500,000	1,568,400
Series A-2 5.00% 8/1/39	5,000	5,218
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,141,950
(Covenant Retirement Communities)
5.00% 12/1/35	1,000,000	1,014,150
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,916,175
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	790,750
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,038,480

70

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project)
5.00% 1/1/27	300,000	$300,387
(Sanford Health)
Series A 5.00% 11/1/44	1,090,000	1,161,014
(SCL Health System)
Series A 4.00% 1/1/37	2,725,000	2,713,500
Series A 4.00% 1/1/38	3,895,000	3,845,728
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	728,272
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,042,290
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	674,533
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	918,730
Series A 4.00% 12/1/40	250,000	227,917
		43,640,907
Lease Revenue Bonds – 1.52%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	708,008
5.00% 6/15/36	1,055,000	1,129,399
Colorado Higher Education Lease Purchase Financing
Program
4.00% 9/1/41	1,000,000	980,210
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	695,032
		3,512,649
Local General Obligation Bonds – 8.77%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	314,790
4.00% 12/1/31	1,000,000	1,046,670
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,154,380
Series A 5.50% 12/1/38	350,000	399,455
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,197,608
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,334,517

71

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	$2,138,409
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,101,040
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,083,690
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,329,325
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,838,980
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,082,070
5.00% 12/1/32	660,000	716,403
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,089,130
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,189,620
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,169,000
		20,185,087
Pre-Refunded Bonds – 14.51%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	1,031,950
Central Platte Valley Metropolitan District
5.00% 12/1/43-23 §	725,000	744,995
Colorado Educational & Cultural Facilities Authority
Revenue
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45-25 #, §	1,300,000	1,384,656
(Johnson & Wales University)
Series A 5.25% 4/1/37-23 §	1,790,000	1,819,016
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.25% 1/1/45-23 §	2,000,000	2,017,320
(Covenant Retirement Communities)
Series A 5.00% 12/1/33-22 §	4,000,000	4,026,160
(Craig Hospital Project)
5.00% 12/1/32-22 §	3,000,000	3,018,870
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48-23 §	660,000	671,266

72

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	$2,100,140
(SCL Health System)
Series A 5.00% 1/1/44-24 §	3,050,000	3,151,657
(The Evangelical Lutheran Good Samaritan Society
Project)
5.625% 6/1/43-23 §	1,150,000	1,176,473
Commerce City
5.00% 8/1/44-24 (AGM) §	1,500,000	1,570,680
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37-22 §	5,500,000	5,530,195
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	362,621
5.50% 12/1/38-22 §	455,000	458,590
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33-23 §	1,500,000	1,528,200
Tallyn's Reach Metropolitan District No. 3
144A 5.125% 11/1/38-23 #, §	740,000	761,075
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,039,860
		33,393,724
Special Tax Revenue Bonds – 18.57%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,102,610
Denver City & County Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	967,650
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,700,326
Fountain Urban Renewal Authority Tax Increment
Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,345,589
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,165,556	8,203,173
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,077,340
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	450,000	474,624

73

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	$1,260,547
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	980,040
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.025% 7/1/46 ^	17,055,000	4,884,381
Series A-1 5.216% 7/1/51 ^	6,344,000	1,352,921
(Restructured)
Series A-1 4.75% 7/1/53	4,755,000	4,547,207
Series A-1 5.00% 7/1/58	3,722,000	3,610,712
Series A-2 4.536% 7/1/53	3,000,000	2,768,850
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	731,178
Series A 5.00% 11/1/31	1,495,000	1,627,203
Series A 5.00% 11/1/36	2,750,000	2,961,722
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	500,000	502,050
Series A-1 5.00% 12/1/47	300,000	292,005
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	504,090
Series B 5.00% 12/1/36	810,000	841,525
		42,735,743
State General Obligation Bonds – 2.99%
Commonwealth of Puerto Rico
3.009% 11/1/43 ●	8,731,495	4,507,634
Series A-1 4.00% 7/1/33	383,348	359,201
Series A-1 4.00% 7/1/35	344,580	316,824
Series A-1 4.00% 7/1/37	295,740	265,009
Series A-1 4.00% 7/1/46	848,592	720,633
Series A-1 4.364% 7/1/33 ^	493,333	280,751
Series A-1 5.75% 7/1/31	404,264	443,502
		6,893,554

74

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 7.63%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes)
5.00% 12/31/56	2,000,000	$2,021,760
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,151,941
Denver City & County Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	1,610,000	1,511,533
Series A 4.00% 12/1/48 (AMT)	400,000	366,884
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,616,610
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,064,480
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,004,157
Series A 5.00% 9/1/35	400,000	445,180
Series A 5.00% 9/1/36	1,300,000	1,443,780
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	750,000	740,153
Series A 4.00% 7/15/38	700,000	674,303
Series A 4.00% 7/15/39	1,500,000	1,436,625
Series A 4.00% 7/15/40	1,000,000	951,900
Series A 5.00% 7/15/31	1,050,000	1,135,879
		17,565,185
Water & Sewer Revenue Bonds – 4.63%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,014,500
4.00% 12/1/38	1,845,000	1,856,273
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,154,163
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	740,624
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	503,780
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	1,250,000	1,307,775
Johnstown Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,653,078

75

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metro Wastewater Reclamation District
Series A 3.00% 4/1/38	1,620,000	$1,433,846
		10,664,039
Total Municipal Bonds (cost $235,305,397)		224,418,196

	Number of
	shares
Short-Term Investments – 2.13%
Money Market Mutual Funds – 0.18%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.44%)	408,470	408,470
		408,470

	Principal
	amount°
Variable Rate Demand Notes – 1.95%¤
Colorado Educational & Cultural Facilities Authority
Revenue
(National Jewish Federation Bond Program)
Series A-12 1.05% 2/1/38 (LOC - Bank of America,
N.A.)	190,000	190,000
Series F-2 1.04% 7/1/41 (LOC - TD Bank, N.A.)	400,000	400,000
Colorado Health Facilities Authority Revenue
(Children's Hospital) Series A 1.03% 12/1/52
(LOC - TD Bank, N.A.)	1,800,000	1,800,000
Denver City & County
Series A2 1.05% 12/1/29 (SPA - JPMorgan Chase
Bank, N.A.)	1,100,000	1,100,000
Series A3 1.05% 12/1/31 (SPA - JPMorgan Chase
Bank, N.A.)	1,000,000	1,000,000
		4,490,000
Total Short-Term Investments (cost $4,898,470)		4,898,470
Total Value of Securities–99.62%
(cost $240,203,867)		$229,316,666

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $13,423,357, which represents 5.83% of the Fund's net assets. See Note 9 in “Notes to financial statements."

76

‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

77

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds – 95.78%
Corporate Revenue Bonds – 2.67%
Nez Perce County Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	$1,240,975
Power County Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,007,180
		3,248,155
Education Revenue Bonds – 19.41%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	528,160
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,295,565
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	698,173
Series A 3.00% 5/1/41	1,650,000	1,308,384
Series A 4.00% 5/1/56	1,585,000	1,354,731
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	995,190
Series A 144A 6.00% 7/1/39 #	370,000	400,717
Series A 144A 6.00% 7/1/49 #	595,000	636,192
Series A 144A 6.00% 7/1/54 #	570,000	607,962
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	851,570
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	321,734
Series A 4.00% 5/1/50	520,000	495,414
Series A 4.00% 5/1/55	205,000	191,753
Series A 144A 5.00% 12/1/38 #	2,050,000	2,087,351
Series A 144A 5.00% 12/1/46 #	1,000,000	1,009,730
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	764,500
(North Star Charter School Project)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	527,262
Series A 6.75% 7/1/48	529,151	561,149
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,630,000	3,486,796
Series A 4.00% 5/1/55	1,100,000	1,036,211

78

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Victory Charter School Project)
Series B 144A 5.00% 7/1/39 #	1,000,000	$1,019,960
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,280,623
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,251,659
5.00% 4/1/43	250,000	267,802
5.00% 4/1/44	250,000	266,920
Regents of the University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	365,738
		23,611,246
Electric Revenue Bonds – 4.65%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,087,560
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	915,000	959,689
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	60,750
Series AAA 5.25% 7/1/25 ‡	45,000	36,563
Series CCC 5.25% 7/1/27 ‡	345,000	280,312
Series WW 5.00% 7/1/28 ‡	320,000	260,000
Series WW 5.50% 7/1/38 ‡	1,500,000	1,224,375
Series XX 4.75% 7/1/26 ‡	50,000	40,438
Series XX 5.25% 7/1/40 ‡	595,000	483,437
Series XX 5.75% 7/1/36 ‡	175,000	143,500
Series ZZ 4.75% 7/1/27 ‡	40,000	32,350
Series ZZ 5.25% 7/1/24 ‡	60,000	48,750
		5,657,724
Healthcare Revenue Bonds – 12.61%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,388,421
(St. Luke's Health System Project)
4.00% 3/1/51	2,210,000	2,035,874
Series A 3.00% 3/1/51	4,900,000	3,559,017
Series A 4.00% 3/1/46	500,000	468,045
Series A 5.00% 3/1/27	1,000,000	1,076,100

79

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,595,000	$3,413,093
Series ID 5.00% 12/1/46	750,000	789,683
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	830,000	808,312
Series A 5.25% 11/15/37	1,005,000	892,711
Series A 5.25% 11/15/47	1,130,000	910,825
		15,342,081
Housing Revenue Bonds – 2.70%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	290,562	294,055
Idaho Housing & Finance Association Multifamily Housing
Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,042,262
Series A 3.125% 7/1/54	2,000,000	1,494,980
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series C 3.00% 1/1/43 (FHA)	470,000	453,752
		3,285,049
Lease Revenue Bonds – 9.14%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	802,740
5.00% 12/15/32	750,000	801,810
Fremont County Annual Appropriation Certificates of
Participation
4.00% 9/1/36	750,000	777,660
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,057,539
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters
Office Project)
4.00% 12/1/36	525,000	539,380
4.00% 12/1/39	1,540,000	1,534,225
4.00% 12/1/42	1,300,000	1,268,501
4.00% 12/1/44	250,000	241,427
(Idaho Department of Fish & Game Nampa Regional
Office Project)
5.00% 12/1/41	200,000	217,388

80

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	750,000	$751,522
Series A 7.00% 2/1/36	1,500,000	1,502,835
Idaho Housing & Finance Association Grant and Revenue
Anticipation Bonds
Series A 4.00% 7/15/39	400,000	395,720
Idaho State Building Authority Revenue
(Department of Health & Welfare Project)
Series B 4.00% 9/1/48	750,000	730,718
Regents of the University of Idaho
Series A 5.00% 4/1/35 (AGM)	435,000	492,955
		11,114,420
Local General Obligation Bonds – 12.24%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	1,095,941
5.00% 8/1/34	1,500,000	1,625,055
5.00% 8/1/35	1,160,000	1,255,213
5.00% 8/1/36	500,000	540,395
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/35	1,100,000	1,222,166
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,328,048
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,482,916
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	550,590
Series A 4.00% 9/15/37	1,000,000	1,031,440
Series C 5.00% 9/15/42	500,000	541,350
Ketchum City
2.125% 9/15/41	500,000	352,925
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,153,624
Series B 5.00% 8/15/26	500,000	544,885

81

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County Independent School District
No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,081,070
Series B 5.00% 9/15/37	1,000,000	1,079,750
		14,885,368
Pre-Refunded/Escrowed to Maturity Bonds – 5.57%
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33-22 §	750,000	817,102
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	500,000	513,630
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26-23 §	485,000	494,972
Series A 4.50% 9/1/27-23 §	505,000	515,383
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,535,000	1,573,206
Nampa Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,071,850
Regents of the University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	740,533
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,045,470
		6,772,146
Resource Recovery Revenue Bonds – 0.35%
Idawy Solid Waste District
Series A 3.00% 1/1/50	550,000	422,890
		422,890
Special Tax Revenue Bonds – 21.13%
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	5,298,020	4,741,728
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	231,794

82

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Housing & Finance Association Grant and Revenue
Anticipation Bonds
Series A 4.00% 7/15/38	1,750,000	$1,738,660
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	4,295,000	4,774,150
Series A 5.00% 8/15/42	1,325,000	1,486,968
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,569,955
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	250,000	263,680
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.074% 7/1/46 ^	3,010,000	862,034
Series A-1 5.631% 7/1/51 ^	8,198,000	1,748,305
(Restructured)
Series A-1 4.55% 7/1/40	875,000	874,991
Series A-1 4.75% 7/1/53	3,055,000	2,921,497
Series A-1 5.00% 7/1/58	1,831,000	1,776,253
Series A-2 4.329% 7/1/40	730,000	710,480
		25,700,495
State General Obligation Bonds – 2.53%
Commonwealth of Puerto Rico
2.936% 11/1/43 ●	4,058,820	2,095,366
(Restructured)
Series A-1 4.00% 7/1/41	475,000	414,822
Series A-1 4.00% 7/1/46	669,515	568,559
		3,078,747
Transportation Revenue Bonds – 2.78%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project)
Series B 4.00% 9/1/51 (AMT)	1,955,000	1,784,856
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,500,000	1,605,030
		3,389,886
Total Municipal Bonds (cost $123,950,801)		116,508,207

83

Schedules of investments
Delaware Tax-Free Idaho Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 2.88%
Money Market Mutual Funds – 2.53%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.44%)	3,070,624	$3,070,624
		3,070,624

	Principal
	amount°
Variable Rate Demand Note – 0.35%¤
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 1.15%
3/1/48
(LOC – US Bank, N.A.)	425,000	425,000
		425,000
Total Short-Term Investments (cost $3,495,624)		3,495,624
Total Value of Securities–98.66%
(cost $127,446,425)		$120,003,831

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $9,120,714, which represents 7.50% of the Fund's net assets. See Note 9 in “Notes to financial statements."
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

84

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

85

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.00%
Corporate Revenue Bonds – 6.86%
Erie County Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 5.84% 6/1/60 #, ^	65,350,000	$3,744,555
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	1,493,260
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs)
Series S4B 144A 1.63% 6/1/60 #, ◆, ^	30,000,000	1,068,000
New York Liberty Development
(Goldman Sachs Headquarters Issue)
5.25% 10/1/35	1,000,000	1,118,820
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,031,570
5.00% 1/1/36 (AMT)	1,000,000	1,029,390
Suffolk Tobacco Asset Securitization
Senior Series A-2 4.00% 6/1/50	1,595,000	1,443,443
TSASC Revenue
(Senior)
Fiscal 2017 Series A 5.00% 6/1/41	1,900,000	1,970,338
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	753,383
		13,652,759
Education Revenue Bonds – 20.20%
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	487,105
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	502,990
Series A 5.50% 4/1/43	500,000	503,020
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.50% 5/1/48 #	500,000	516,390
(Manhattan College Project)
5.00% 8/1/47	500,000	512,380
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	606,522

86

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	$246,550
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	507,850
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	259,686
Series A 4.00% 6/15/56	450,000	359,631
(The Children's Aid Society Project)
4.00% 7/1/49	1,000,000	936,490
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	775,905
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/46	300,000	307,422
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,065,150
5.00% 7/1/36	1,000,000	1,063,660
5.00% 7/1/37	1,000,000	1,059,300
Hempstead Town Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	523,475
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,044,840
Series B 5.00% 7/1/39	1,000,000	1,042,910
Monroe County Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	308,082
(True North Rochester Preparatory Charter School
Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,011,320
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,082,310
Series C 4.00% 7/1/43	500,000	477,140
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	938,020
New York State Dormitory Authority
(Columbia University)
Series A 5.00% 10/1/50	2,325,000	2,753,056

87

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Fordham University)
5.00% 7/1/44	650,000	$668,200
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	892,247
(Touro College & University)
Series A 5.50% 1/1/44	1,000,000	1,012,990
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,042
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	55,649
Series A 5.00% 7/1/37	2,200,000	2,433,816
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,147,820
Series A 5.00% 7/1/39	2,000,000	2,139,580
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	3,852,767
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	301,323
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,788,627
5.00% 7/1/48	1,000,000	1,056,130
St. Lawrence County Industrial Development Agency
Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	935,710
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	781,095
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	616,064
Series A 5.00% 10/15/50	250,000	243,360
		40,192,624

88

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 8.15%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	$944,380
Guam Power Authority
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,310,000	1,411,080
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	492,115
5.00% 9/1/39	2,000,000	2,177,280
5.00% 9/1/42	2,000,000	2,154,280
5.00% 9/1/47	500,000	536,180
Series A 5.00% 9/1/37	425,000	476,153
Series A 5.00% 9/1/44	1,000,000	1,035,400
Series B 5.00% 9/1/41	1,000,000	1,073,410
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	937,200
(Green Transmission Project)
4.00% 11/15/42 (AGM)	1,000,000	975,970
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	52,650
Series A 6.75% 7/1/36 ‡	625,000	528,125
Series AAA 5.25% 7/1/25 ‡	35,000	28,438
Series TT 5.00% 7/1/32 ‡	1,120,000	910,000
Series WW 5.25% 7/1/33 ‡	195,000	158,437
Series WW 5.50% 7/1/17 ‡	420,000	340,725
Series WW 5.50% 7/1/19 ‡	330,000	267,712
Series XX 4.75% 7/1/26 ‡	40,000	32,350
Series XX 5.25% 7/1/40 ‡	1,430,000	1,161,875
Series ZZ 4.75% 7/1/27 ‡	30,000	24,263
Series ZZ 5.00% 7/1/19 ‡	570,000	460,275
Series ZZ 5.25% 7/1/24 ‡	50,000	40,625
		16,218,923
Healthcare Revenue Bonds – 7.45%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	253,585
Dutchess County Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	873,980

89

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	$375,000
Monroe County Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	417,798
5.00% 12/1/46	540,000	549,023
(Rochester Regional Health Project)
Series D 4.00% 12/1/38	1,250,000	1,141,025
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/33	725,000	739,819
New York State Dormitory Authority
Series A 5.00% 5/1/52	3,000,000	3,120,330
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	902,160
Series A 4.00% 9/1/50	2,500,000	2,052,675
New York State Dormitory Authority Revenue Non-State
Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	455,054
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	506,315
144A 5.00% 12/1/45 #	700,000	697,200
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	256,356
Puerto Rico Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Financing Authority
Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	400,000	367,080
Southold Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	757,552
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	529,841
Series A 144A 5.00% 7/1/56 #	1,000,000	829,680
		14,824,473

90

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 7.63%
Hudson Yards Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	2,875,000	$2,680,765
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,501,995
New York Liberty Development
(4 World Trade Center - Green Bond)
Series A 3.00% 11/15/51 (BAM)	1,620,000	1,188,513
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	4,000,000	3,869,480
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	505,900
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	1,500,000	1,528,980
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,826,800
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 5.00% 6/15/43	1,000,000	1,087,860
		15,190,293
Local General Obligation Bonds – 3.21%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	2,700,125
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	551,880
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,059,846
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,070,390
		6,382,241
Pre-Refunded Bonds – 1.21%
Build NYC Resource
(YMCA of Greater New York Project)
5.00% 8/1/40-25 §	450,000	482,648
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	1,045,540
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32-22 §	500,000	502,405

91

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/42-27 §	345,000	$385,099
		2,415,692
Resource Recovery Revenue Bond – 0.73%
Niagara Area Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,448,910
		1,448,910
Special Tax Revenue Bonds – 24.49%
Commonwealth of Puerto Rico
2.335% 11/1/51 •	1,038,356	473,750
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	8,341,192	7,465,367
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	227,095
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	527,360
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Subordinate Series B-2 5.00% 11/15/36	3,500,000	3,765,370
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,082,300
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	774,367
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,070,300
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	481,040
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,059,250
Series A-1 5.00% 11/1/42	750,000	767,453
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,044,130
5.00% 11/15/40	1,000,000	1,036,450
New York State Dormitory Authority Personal Income Tax
Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	941,800

92

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax
Revenue
(General Purpose)
Series A 5.00% 3/15/40	5,000,000	$5,430,050
Series E 4.00% 3/15/48	1,000,000	944,450
New York State Dormitory Authority Revenue Non-State
Supported Debt
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/42	1,300,000	1,381,614
New York State Thruway Authority State Personal Income
Tax Revenue
(Climate Bond Certified - Green Bonds)
Series C 5.00% 3/15/55	1,000,000	1,073,150
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	424,996
Series A-1 4.75% 7/1/53	6,750,000	6,455,025
Series A-1 5.00% 7/1/58	5,365,000	5,204,586
Series A-1 5.896% 7/1/46 ^	12,565,000	3,598,490
Series A-2 4.329% 7/1/40	370,000	360,106
Series A-2 4.536% 7/1/53	1,330,000	1,227,524
Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/57	1,000,000	913,660
		48,729,683
State General Obligation Bonds – 2.79%
Commonwealth of Puerto Rico
2.969% 11/1/43 ●	7,544,844	3,895,026
(Restructured)
Series A-1 4.00% 7/1/33	230,917	216,372
Series A-1 4.00% 7/1/35	190,014	174,708
Series A-1 4.00% 7/1/46	1,075,088	912,975
Series A-1 4.364% 7/1/33 ^	625,010	355,687
		5,554,768
Transportation Revenue Bonds – 10.38%
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	2,908,360
Series B 4.00% 11/15/50	1,000,000	883,310
Series E 4.00% 11/15/45	1,500,000	1,348,605
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,560,750

93

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	$927,590
Series L 5.00% 1/1/35	1,535,000	1,666,872
(Junior Indebtedness Obligation)
Series A 5.25% 1/1/56	1,000,000	1,035,090
Series B 4.00% 1/1/45	1,500,000	1,417,650
New York Transportation Development Corporation
Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport
Project)
Series A 4.00% 12/1/40 (AMT)	335,000	305,275
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	758,494
Series A 5.00% 4/1/35 (AMT)	775,000	816,633
Series A 5.00% 4/1/37 (AMT)	750,000	784,215
Series A 5.00% 4/1/39 (AMT)	350,000	364,189
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundredth Series)
5.00% 10/15/42	2,500,000	2,677,025
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,128,760
Series A 5.00% 11/15/47	1,000,000	1,063,900
		20,646,718
Water & Sewer Revenue Bonds – 3.90%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,100,320
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,057,990
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,686,800
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	953,630
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution Bonds)
Series A 4.00% 6/15/47	1,000,000	958,510
		7,757,250
Total Municipal Bonds (cost $198,436,054)		193,014,334

94

	Principal
	amount°	Value (US $)
Short-Term Investments – 2.13%
Variable Rate Demand Notes – 2.13%¤
New York City
Fiscal 2014 Subordinate Series I-2 1.05% 3/1/40
(SPA - JPMorgan Chase Bank N.A.)	1,100,000	$1,100,000
Fiscal 2018 Subordinate Series B-4 1.08%
10/1/46 (SPA - Barclays Bank)	450,000	450,000
Fiscal 2018 Subordinate Series E-5 1.03%
3/1/48 (LOC - TD Bank, N.A.)	300,000	300,000
Fiscal 2019 Subordinate Series D-4 1.08%
12/1/47 (SPA - Barclays Bank)	900,000	900,000
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution) Fiscal 2011 Series
DD-1 1.03% 6/15/43 (LOC - TD Bank, N.A.)	300,000	300,000
Fiscal 2012 Subordinate Series A-2 1.03% 6/15/44
(SPA - Mizuho Bank)	200,000	200,000
New York City Transitional Finance Authority
(Future Tax Secured)
Fiscal 2011 Subordinate Series A-4 1.08%
8/1/39 (SPA - Barclays Bank)	300,000	300,000
Fiscal 2015 Subordinate Series E-3 1.05% 2/1/45
(SPA - JPMorgan Chase Bank N.A.)	300,000	300,000
Fiscal 2019 Subordinate Series C-4 1.08% 11/1/44
(SPA - Barclays Bank)	400,000	400,000
Total Short-Term Investments (cost $4,250,000)		4,250,000
Total Value of Securities–99.13%
(cost $202,686,054)		$197,264,334
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $18,631,674, which represents 9.36% of the Fund's net assets. See Note 9 in “Notes to financial statements."

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

‡	Non-income producing security. Security is currently in default.

95

Schedules of investments
Delaware Tax-Free New York Fund

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

96

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	August 31, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.69%
Corporate Revenue Bonds – 5.97%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,686,464
5.125% 5/1/30	750,000	784,005
Pennsylvania Commonwealth Financing Authority
Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,094,895
Pennsylvania Economic Development Financing Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,019,880
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	12,605,780
		25,191,024
Education Revenue Bonds – 11.66%
Allegheny County Higher Education Building Authority
Revenue
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,431,285
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,545,875
Chester County Industrial Development Authority
Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,162,970
Series A 5.00% 12/15/51	770,000	770,539
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,150,000	1,097,227
4.00% 12/1/51	2,635,000	2,483,856
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,033,020
5.00% 10/1/39	1,250,000	1,285,600
5.00% 10/1/44	1,000,000	1,024,840
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	2,120,467

97

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing
Program)
Series TT1 4.00% 5/1/36	300,000	$284,868
Series TT1 4.00% 5/1/41	475,000	439,275
Series TT1 5.00% 5/1/47	475,000	485,944
Delaware County Authority Revenue
(Cabrini University)
5.00% 7/1/47	2,000,000	1,903,580
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project)
Series TT3 5.00% 10/1/51	2,500,000	2,532,125
Montgomery County Higher Education and Health
Authority
(AICUP Financing Program - Gwynedd Mercy
University Project)
5.00% 5/1/42	2,500,000	2,420,075
(Arcadia University)
5.75% 4/1/40	2,000,000	2,041,440
Montgomery County Industrial Development Authority
Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/46	1,550,000	1,330,272
Northeastern Pennsylvania Hospital and Education
Authority Revenue
(King's College Project)
5.00% 5/1/44	1,000,000	1,000,700
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
5.00% 5/1/41	1,000,000	1,035,110
Pennsylvania Higher Educational Facilities Authority
Revenue
(Ursinus College Project)
Series A 5.00% 11/1/31	1,050,000	1,101,912
Pennsylvania State University
Series A 5.25% 9/1/52	4,000,000	4,456,400
Philadelphia Authority for Industrial Development
Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,648,250
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,270,000	1,270,978

98

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development
Revenue
(International Apartments of Temple University)
Series A 5.625% 6/15/42	3,000,000	$3,001,140
(Temple University)
Second Series of 2016 5.00% 4/1/36	770,000	802,055
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,047,254
Series A-1 7.00% 6/15/43	1,535,000	1,574,603
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,111,400
Upper Dauphin Industrial Development Authority
(Pennsylvania Steam Academy Charter School
Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,471,725
Series B 144A 6.00% 7/1/29 #	235,000	230,674
		49,145,459
Electric Revenue Bonds – 2.72%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	1,866,260
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,020,160
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,267,721
Guam Power Authority
(Forward Delivery)
Series A 5.00% 10/1/34	2,350,000	2,542,864
Series A 5.00% 10/1/35	680,000	732,469
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	901,875
Series A 5.05% 7/1/42 ‡	400,000	324,000
Series WW 5.25% 7/1/33 ‡	1,055,000	857,188
Series WW 5.50% 7/1/38 ‡	1,190,000	971,337
		11,483,874
Healthcare Revenue Bonds – 31.13%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,268,703
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	750,000	746,475

99

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	$1,107,844
Series A 4.00% 7/15/39	1,500,000	1,464,675
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	424,914
5.00% 5/15/43	500,000	507,700
5.00% 5/15/48	1,000,000	1,010,350
Series A 5.00% 5/15/37	1,365,000	1,399,357
Series A 5.00% 5/15/42	500,000	508,335
Series A 5.00% 5/15/47	600,000	606,462
Series C 5.00% 5/15/42	1,000,000	1,018,790
Series C 5.00% 5/15/47	1,000,000	1,010,770
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	2,224,248
4.00% 8/15/50	3,000,000	2,700,450
Butler County Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,642,144
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,292,634
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/50	2,750,000	2,593,608
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	2,928,810
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	1,016,203
(Penn State Health)
Series A 4.00% 11/1/44	5,000,000	4,662,650
DuBois Hospital Authority
(Penn Highlands Healthcare)
4.00% 7/15/48	2,000,000	1,811,940
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,165,150
Series A-2 5.00% 2/15/39	1,150,000	1,204,775

100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/39	5,000,000	$5,330,600
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	440,000	438,104
5.25% 7/1/35	250,000	251,940
5.50% 7/1/45	1,000,000	1,004,330
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	2,003,520
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,060,940
5.00% 11/1/36	510,000	540,018
5.00% 11/1/37	250,000	264,070
(Penn State Health)
5.00% 11/1/51	5,000,000	5,209,450
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	11,105,000	10,155,522
Maxatawny Township Municipal Authority
(Diakon Lutheran Social Ministries Project)
Series A 4.50% 1/1/45	2,000,000	1,899,929
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,777,904
5.00% 7/1/41	1,000,000	1,031,740
Monroeville Finance Authority
Series B 4.00% 2/15/41	2,100,000	2,019,108
(University of Pittsburgh Medical Center)
5.00% 2/15/25	1,000,000	1,054,420
Montgomery County Higher Education and Health
Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,077,340
Series A 4.00% 9/1/49	2,500,000	2,338,175
Series B 4.00% 5/1/52	1,000,000	919,650
Series B 4.00% 5/1/56	7,500,000	6,780,525
Montgomery County Industrial Development Authority
Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	525,495

101

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Revenue
(Waverly Heights Project)
5.00% 12/1/49	1,250,000	$1,309,775
(Whitemarsh Continuing Care Retirement Community
Project)
4.00% 1/1/25	330,000	327,449
5.375% 1/1/50	4,000,000	4,016,600
Series A 5.375% 1/1/51	1,500,000	1,510,515
Moon Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,000,000	3,687,520
Northampton County Industrial Development Authority
(Morningstar Senior Living, Inc.) Project
5.00% 11/1/44	1,000,000	961,070
Pennsylvania Economic Development Financing Authority
(University of Pittsburgh Medical Center)
Series A 4.00% 2/1/40	265,000	256,870
Series A 4.00% 11/15/42	5,200,000	4,948,424
Series A 5.00% 7/1/43	1,265,000	1,277,119
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	271,700
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,052,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,109,500
Series A 5.25% 9/1/50	2,500,000	2,568,575
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
Series A 4.00% 8/15/42	4,000,000	3,849,440
Philadelphia Authority for Industrial Development
Revenue
(Children's Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,312,600
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,579,875
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,165,425

102

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project)
Series A 5.00% 8/15/40	4,000,000	$4,069,000
		131,273,224
Lease Revenue Bonds – 1.08%
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	523,525
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,347,400
5.00% 4/1/38	1,000,000	1,075,140
5.00% 4/1/39	1,500,000	1,610,445
		4,556,510
Local General Obligation Bonds – 5.17%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	4,943,785
Chester County
4.00% 7/15/32	1,000,000	1,069,070
City of Philadelphia
5.00% 8/1/41	1,260,000	1,336,167
Series A 5.00% 8/1/37	1,750,000	1,867,618
City of Pittsburgh
5.00% 9/1/42	1,265,000	1,385,985
Great Valley School District
4.00% 9/1/40	765,000	772,405
Montgomery County
Series A 5.00% 1/1/37	2,205,000	2,501,991
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,099,900
Series F 5.00% 9/1/37	1,500,000	1,569,240
Series F 5.00% 9/1/38	1,995,000	2,079,568
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	307,573
2.00% 10/15/29 (AGM)	700,000	650,573
2.00% 10/15/30 (AGM)	190,000	173,702
Township of Lower Paxton
Series A 4.00% 4/1/50	1,100,000	1,046,694
		21,804,271

103

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 3.55%
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	$2,597,550
Cumberland County Municipal Authority Revenue
5.00% 1/1/38-25 §	195,000	206,554
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	810,000	857,992
Delaware County Regional Water Quality Control
Authority
5.00% 5/1/32-23 §	2,000,000	2,035,600
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center)
Series A 6.00% 6/1/39-23 §	1,625,000	1,666,031
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Philadelphia University)
5.00% 6/1/32-23 §	2,000,000	2,039,100
(University of the Arts)
5.20% 3/15/25 (AGC)	2,825,000	2,936,870
Philadelphia School District
Series F 5.00% 9/1/38-26 §	5,000	5,484
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45-24 §	2,500,000	2,617,525
		14,962,706
Special Tax Revenue Bonds – 19.46%
Allentown Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	4,500,000	4,670,415
(Forward Delivery)
5.00% 5/1/25	500,000	519,750
5.00% 5/1/26	500,000	525,860
5.00% 5/1/27	550,000	584,881
5.00% 5/1/29	600,000	648,066
5.00% 5/1/31	670,000	728,404
5.00% 5/1/33	765,000	826,590
5.00% 5/1/34	750,000	806,663
5.00% 5/1/35	850,000	910,902
5.00% 5/1/36	850,000	908,548
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	1,000,000	997,880

104

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico
2.297% 11/1/51 •	7,406,051	$3,379,011
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	21,727,807	19,446,387
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	5,232,276
Northampton County Industrial Development Authority
(Route 33 Project)
7.00% 7/1/32	1,600,000	1,634,480
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	8,998,000	8,604,787
Series A-1 5.00% 7/1/58	15,000,000	14,551,500
Series A-1 5.074% 7/1/51 ^	15,824,000	3,374,626
Series A-1 5.382% 7/1/46 ^	21,830,000	6,251,894
Series A-2 4.329% 7/1/40	3,701,000	3,602,035
Series A-2 4.329% 7/1/40	1,449,000	1,410,254
Series A-2 4.536% 7/1/53	1,000,000	922,950
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,507,545
		82,045,704
State General Obligation Bonds – 2.90%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	3,663,212
Commonwealth of Puerto Rico
2.909% 11/1/43 •	12,925,481	6,672,780
(Restructured)
Series A-1 4.00% 7/1/46	2,225,093	1,889,571
		12,225,563
Transportation Revenue Bonds – 15.06%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.00% 1/1/56 (AMT)	4,500,000	4,606,425
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/47	5,000,000	5,302,400
Pennsylvania Economic Development Financing Authority
Series B-2 4.859% 1/1/45 (BAM) ^	7,280,000	2,269,249

105

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	$3,509,590
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,004,300
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,183,082
Pennsylvania Turnpike Commission Oil Franchise Tax
Senior Revenue
Series A 5.00% 12/1/46	2,750,000	2,958,258
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,527,346
Series A 5.00% 12/1/49	2,000,000	2,112,680
Series A-1 5.00% 12/1/45	1,000,000	1,029,150
Series A-2 5.00% 12/1/43	225,000	238,624
Series C 5.00% 12/1/44	5,000,000	5,132,500
Subordinate Series A 4.00% 12/1/50	1,000,000	915,590
Subordinate Series B 4.00% 12/1/51	1,200,000	1,099,236
Philadelphia Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,906,125
Series A 4.00% 7/1/33	11,420,000	11,369,866
Series A 5.00% 7/1/47	3,750,000	3,910,913
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,061,320
Series C 5.00% 7/1/32 (AMT)	1,380,000	1,500,446
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	826,320
5.00% 1/1/38 (AMT)	1,000,000	1,026,180
		63,489,600
Water & Sewer Revenue Bond – 0.99%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,519,890

106

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond (continued)
Pennsylvania Economic Development Financing Authority
(Pennsylvania-American Water Company Project)
3.00% 4/1/39	2,000,000	$1,669,420
		4,189,310
Total Municipal Bonds (cost $433,153,899)		420,367,245
Total Value of Securities–99.69%
(cost $433,153,899)		$420,367,245

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $10,694,394, which represents 2.54% of the Fund's net assets. See Note 9 in “Notes to financial statements."
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate

107

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

108

Statement of assets and liabilities
August 31, 2022

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$76,531,408	$151,402,592	$229,316,666
Cash	—	411,597	142,067
Dividend and interest receivable	634,913	1,511,055	2,357,144
Receivable for fund shares sold	27	844,242	190,624
Prepaid expenses	—	7,793	987
Other assets	617	958	1,741
Total Assets	77,166,965	154,178,237	232,009,229
Liabilities:
Due to custodian	83,875	—	—
Payable for fund shares redeemed	95,336	293,002	519,860
Other accrued expenses	52,821	64,984	98,720
Investment management fees
payable to affiliates	21,046	50,711	81,545
Distribution payable	17,217	56,471	46,088
Distribution fees payable to affiliates	13,318	17,757	35,366
Administration expenses payable to
affiliates	7,017	8,751	12,424
Payable for securities purchased	—	—	1,034,790
Total Liabilities	290,630	491,676	1,828,793
Total Net Assets	$76,876,335	$153,686,561	$230,180,436
Net Assets Consist of:
Paid-in capital	$81,814,141	$161,930,434	$244,772,007
Total distributable earnings (loss)	(4,937,806)	(8,243,873)	(14,591,571)
Total Net Assets	$76,876,335	$153,686,561	$230,180,436

109

Statement of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value
Class A:
Net assets	$56,881,834	$71,307,597	$142,904,295
Shares of beneficial interest
outstanding, unlimited authorization,
no par	5,467,930	6,498,330	13,878,152
Net asset value per share	$10.40	$10.97	$10.30
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$10.89	$11.49	$10.79
Class C:
Net assets	$1,119,687	$2,478,838	$4,844,792
Shares of beneficial interest
outstanding, unlimited authorization,
no par	107,360	225,434	469,312
Net asset value per share	$10.43	$11.00	$10.32
Institutional Class:
Net assets	$18,874,814	$79,900,126	$82,431,349
Shares of beneficial interest
outstanding, unlimited authorization,
no par	1,814,566	7,280,270	8,005,164
Net asset value per share	$10.40	$10.97	$10.30
____________________
*Investments, at cost	$81,071,176	$158,269,020	$240,203,867

See accompanying notes, which are an integral part of the financial statements.

110

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$120,003,831	$197,264,334	$420,367,245
Cash	49,501	169,184	—
Dividend and interest receivable	1,396,238	2,087,793	4,718,878
Receivable for fund shares sold	486,470	464,728	573,039
Prepaid expenses	8,437	7,402	841
Other assets	967	1,460	3,180
Total Assets	121,945,444	199,994,901	425,663,183
Liabilities:
Due to custodian	—	—	491,062
Payable for fund shares redeemed	155,161	711,090	1,085,910
Other accrued expenses	73,443	92,775	137,937
Investment management fees
payable to affiliates	41,609	66,368	166,565
Distribution fees payable to affiliates	16,253	31,887	81,292
Distribution payable	13,527	95,493	108,055
Administration expenses payable to
affiliates	8,701	11,039	19,474
Payable for securities purchased	—	—	1,892,120
Total Liabilities	308,694	1,008,652	3,982,415
Total Net Assets	$121,636,750	$198,986,249	$421,680,768
Net Assets Consist of:
Paid-in capital	$135,527,490	$205,181,127	$439,428,219
Total distributable earnings (loss)	(13,890,740)	(6,194,878)	(17,747,451)
Total Net Assets	$121,636,750	$198,986,249	$421,680,768

111

Statement of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$67,247,173	$130,721,311	$338,810,717
Shares of beneficial interest
outstanding, unlimited authorization,
no par	6,440,451	12,382,341	46,338,318
Net asset value per share	$10.44	$10.56	$7.31
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$10.93	$11.06	$7.65
Class C:
Net assets	$4,996,958	$3,817,742	$10,539,976
Shares of beneficial interest
outstanding, unlimited authorization,
no par	478,854	362,473	1,441,171
Net asset value per share	$10.44	$10.53	$7.31
Institutional Class:
Net assets	$49,392,619	$64,447,196	$72,330,075
Shares of beneficial interest
outstanding, unlimited authorization,
no par	4,729,362	6,109,762	9,899,634
Net asset value per share	$10.44	$10.55	$7.31
___________________
*Investments, at cost	$127,446,425	$202,686,054	$433,153,899

See accompanying notes, which are an integral part of the financial statements.

112

Statement of operations
Year ended August 31, 2022

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$3,026,117	$5,256,218	$8,688,849
Expenses:
Management fees	427,567	768,268	1,334,414
Distribution expenses — Class A	156,683	197,381	389,976
Distribution expenses — Class C	13,144	32,862	61,757
Dividend disbursing and transfer
agent fees and expenses	76,071	96,169	164,369
Accounting and administration
expenses	51,410	58,922	73,932
Audit and tax fees	40,709	40,560	40,709
Reports and statements to
shareholders expenses	16,587	19,231	30,822
Registration fees	4,387	5,552	2,872
Legal fees	3,654	5,634	10,124
Trustees’ fees and expenses	3,021	4,751	8,439
Custodian fees	2,876	4,057	7,204
Other	26,839	36,723	44,824
	822,948	1,270,110	2,169,442
Less expenses waived	(148,462)	(243,444)	(334,517)
Less expenses paid indirectly	(19)	(61)	(60)
Total operating expenses	674,467	1,026,605	1,834,865
Net Investment Income (Loss)	2,351,650	4,229,613	6,853,984

Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on
investments	(457,665)	(1,460,722)	(2,049,598)
Net change in unrealized
appreciation (depreciation) on
investments	(11,758,111)	(18,215,437)	(28,878,750)
Net Realized and Unrealized Gain
(Loss)	(12,215,776)	(19,676,159)	(30,928,348)
Net Increase (Decrease) in Net
Assets Resulting from Operations	$(9,864,126)	$(15,446,546)	$(24,074,364)

See accompanying notes, which are an integral part of the financial statements.

113

Statement of operations

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Investment Income:
Interest	$4,565,535	$7,284,383	$15,999,821
Expenses:
Management fees	721,965	1,120,950	2,456,880
Distribution expenses — Class A	174,493	367,558	884,680
Distribution expenses — Class C	61,599	43,012	126,535
Dividend disbursing and transfer
agent fees and expenses	107,654	136,327	281,951
Accounting and administration
expenses	58,152	68,395	108,384
Audit and tax fees	40,709	40,709	40,709
Reports and statements to
shareholders expenses	19,253	28,079	60,882
Legal fees	5,119	8,995	19,030
Trustees’ fees and expenses	4,743	7,008	15,520
Custodian fees	4,013	6,662	14,338
Registration fees	2,176	5,423	4,170
Other	31,003	45,913	61,348
	1,230,879	1,879,031	4,074,427
Less expenses waived	(193,931)	(347,145)	(427,120)
Less expenses paid indirectly	(18)	(162)	(181)
Total operating expenses	1,036,930	1,531,724	3,647,126
Net Investment Income (Loss)	3,528,605	5,752,659	12,352,695

Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on
investments	(2,007,208)	(413,164)	(4,807,510)
Net change in unrealized
appreciation (depreciation) on
investments	(15,656,297)	(26,046,535)	(52,099,049)
Net Realized and Unrealized Gain
(Loss)	(17,663,505)	(26,459,699)	(56,906,559)
Net Increase (Decrease) in Net
Assets Resulting from Operations	$(14,134,900)	$(20,707,040)	$(44,553,864)

See accompanying notes, which are an integral part of the financial statements.

114

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,351,650	$2,237,879
Net realized gain (loss)	(457,665)	682,993
Net change in unrealized appreciation (depreciation)	(11,758,111)	3,130,355
Net increase (decrease) in net assets resulting from
operations	(9,864,126)	6,051,227

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,089,058)	(1,730,876)
Class C	(33,764)	(38,579)
Institutional Class	(767,658)	(522,100)
	(2,890,480)	(2,291,555)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,450,236	6,099,220
Class C	265,951	276,688
Institutional Class	11,245,008	8,718,668
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,904,687	1,537,728
Class C	32,694	37,027
Institutional Class	736,314	506,851
	17,634,890	17,176,182

115

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,846,661)	$(5,997,493)
Class C	(514,815)	(1,441,218)
Institutional Class	(12,026,164)	(2,932,869)
	(18,387,640)	(10,371,580)
Increase (decrease) in net assets derived from capital
share transactions	(752,750)	6,804,602
Net Increase (Decrease) in Net Assets	(13,507,356)	10,564,274
Net Assets:
Beginning of year	90,383,691	79,819,417
End of year	$76,876,335	$90,383,691

See accompanying notes, which are an integral part of the financial statements.

116

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,229,613	$3,475,864
Net realized gain (loss)	(1,460,722)	538,129
Net change in unrealized appreciation (depreciation)	(18,215,437)	3,306,320
Net increase (decrease) in net assets resulting from
operations	(15,446,546)	7,320,313

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,432,541)	(2,115,156)
Class C	(76,340)	(112,952)
Institutional Class	(1,926,235)	(1,216,639)
	(4,435,116)	(3,444,747)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,137,487	12,832,211
Class C	454,010	629,708
Institutional Class	71,643,689	16,266,239

Net assets from merger:[1]
Class A	—	34,679,243
Institutional Class	—	1,655,513

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,220,247	1,912,654
Class C	73,058	110,017
Institutional Class	1,525,423	853,026
	96,053,914	68,938,611

117

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,977,701)	$(9,752,132)
Class C	(1,431,105)	(3,919,733)
Institutional Class	(30,974,449)	(8,230,770)
	(58,383,255)	(21,902,635)
Increase in net assets derived from capital share
transactions	37,670,659	47,035,976
Net Increase in Net Assets	17,788,997	50,911,542

Net Assets:
Beginning of year	135,897,564	84,986,022
End of year	$153,686,561	$135,897,564

[1]	See Note 7 in the "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

118

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,853,984	$6,007,335
Net realized gain (loss)	(2,049,598)	297,584
Net change in unrealized appreciation (depreciation)	(28,878,750)	6,384,297
Net increase (decrease) in net assets resulting from
operations	(24,074,364)	12,689,216

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,285,002)	(4,143,610)
Class C	(121,908)	(129,827)
Institutional Class	(2,423,301)	(1,718,272)
	(6,830,211)	(5,991,709)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,671,622	12,168,978
Class C	624,715	897,711
Institutional Class	48,683,482	30,007,649

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,898,619	3,824,323
Class C	120,257	130,352
Institutional Class	2,295,028	1,584,582
	70,293,723	48,613,595

119

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,207,612)	$(19,435,502)
Class C	(1,856,539)	(2,612,192)
Institutional Class	(34,252,508)	(9,172,538)
	(56,316,659)	(31,220,232)
Increase in net assets derived from capital share
transactions	13,977,064	17,393,363

Net Increase (Decrease) in Net Assets	(16,927,511)	24,090,870

Net Assets:
Beginning of year	247,107,947	223,017,077
End of year	$230,180,436	$247,107,947

See accompanying notes, which are an integral part of the financial statements.

120

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,528,605	$2,962,255
Net realized gain (loss)	(2,007,208)	417,531
Net change in unrealized appreciation (depreciation)	(15,656,297)	3,296,257
Net increase (decrease) in net assets resulting from
operations	(14,134,900)	6,676,043

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,825,616)	(1,641,809)
Class C	(112,483)	(135,399)
Institutional Class	(1,570,088)	(1,164,232)
	(3,508,187)	(2,941,440)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,572,945	11,579,114
Class C	873,521	1,980,826
Institutional Class	28,883,730	18,581,380

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,745,380	1,564,179
Class C	109,662	134,242
Institutional Class	1,491,925	1,022,029
	46,677,163	34,861,770

121

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,298,057)	$(4,580,947)
Class C	(1,623,624)	(4,746,986)
Institutional Class	(24,398,399)	(5,888,406)
	(36,320,080)	(15,216,339)
Increase in net assets derived from capital share
transactions	10,357,083	19,645,431

Net Increase (Decrease) in Net Assets	(7,286,004)	23,380,034

Net Assets:
Beginning of year	128,922,754	105,542,720
End of year	$121,636,750	$128,922,754

See accompanying notes, which are an integral part of the financial statements.

122

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,752,659	$4,511,334
Net realized gain (loss)	(413,164)	272,033
Net change in unrealized appreciation (depreciation)	(26,046,535)	5,957,639

Net increase (decrease) in net assets resulting from
operations	(20,707,040)	10,741,006

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,051,766)	(3,347,685)
Class C	(86,390)	(128,393)
Institutional Class	(1,607,905)	(1,363,462)
	(5,746,061)	(4,839,540)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,730,406	7,493,592
Class C	727,697	398,690
Institutional Class	46,697,915	14,181,292

Net assets from merger:[1]
Class A	—	119,588,826
Institutional Class	—	2,252,578

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,353,448	2,783,113
Class C	60,731	87,874
Institutional Class	1,436,549	1,239,511
	63,006,746	148,025,476

123

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,585,926)	$(15,016,082)
Class C	(1,126,545)	(3,001,127)
Institutional Class	(28,165,210)	(6,544,242)
	(54,877,681)	(24,561,451)
Increase in net assets derived from capital share
transactions	8,129,065	123,464,025

Net Increase (Decrease) in Net Assets	(18,324,036)	129,365,491

Net Assets:
Beginning of year	217,310,285	87,944,794
End of year	$198,986,249	$217,310,285

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

124

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$12,352,695	$12,945,782
Net realized gain (loss)	(4,807,510)	3,678,994
Net change in unrealized appreciation (depreciation)	(52,099,049)	14,018,485
Net increase (decrease) in net assets resulting from
operations	(44,553,864)	30,643,261

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,150,166)	(12,542,265)
Class C	(292,574)	(434,719)
Institutional Class	(2,439,217)	(2,305,167)
	(13,881,957)	(15,282,151)

Capital Share Transactions:
Proceeds from shares sold:
Class A	109,442,517	34,561,794
Class C	1,733,363	1,969,889
Institutional Class	41,965,797	20,875,991

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	10,037,495	11,233,439
Class C	285,547	422,283
Institutional Class	2,360,450	2,035,086
	165,825,169	71,098,482

125

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(118,594,370)	$(37,976,217)
Class C	(3,825,938)	(7,917,147)
Institutional Class	(34,576,771)	(8,685,397)
	(156,997,079)	(54,578,761)
Increase in net assets derived from capital share
transactions	8,828,090	16,519,721

Net Increase (Decrease) in Net Assets	(49,607,731)	31,880,831

Net Assets:
Beginning of year	471,288,499	439,407,668
End of year	$421,680,768	$471,288,499

See accompanying notes, which are an integral part of the financial statements.

126

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Calculated using average shares outstanding.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.09	$11.55	$11.70	$11.24	$11.48

0.30	0.31	0.33	0.37	0.36
(1.61)	0.55	(0.13)	0.46	(0.24)
(1.31)	0.86	0.20	0.83	0.12

(0.30)	(0.31)	(0.35)	(0.37)	(0.36)
(0.08)	(0.01)	—	—	—
(0.38)	(0.32)	(0.35)	(0.37)	(0.36)

$10.40	$12.09	$11.55	$11.70	$11.24

(11.06% )	7.51%	1.79%	7.51%	1.11%

$56,882	$66,710	$62,186	$62,033	$63,327
0.84%	0.84%	0.84%	0.84%	0.84%
1.01%	1.00%	1.01%	1.02%	1.00%
2.70%	2.60%	2.87%	3.29%	3.23%
2.53%	2.44%	2.70%	3.11%	3.07%
30%	19%	36%	31%	6%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Calculated using average shares outstanding.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.12	$11.58	$11.73	$11.27	$11.51

0.22	0.22	0.24	0.28	0.28
(1.61)	0.55	(0.12)	0.46	(0.24)
(1.39)	0.77	0.12	0.74	0.04

(0.22)	(0.22)	(0.27)	(0.28)	(0.28)
(0.08)	(0.01)	—	—	—
(0.30)	(0.23)	(0.27)	(0.28)	(0.28)

$10.43	$12.12	$11.58	$11.73	$11.27

(11.70% )	6.70%	1.03%	6.70%	0.36%

$1,119	$1,527	$2,561	$3,100	$3,122
1.59%	1.59%	1.59%	1.59%	1.59%
1.76%	1.75%	1.76%	1.77%	1.75%
1.95%	1.85%	2.12%	2.54%	2.48%
1.78%	1.69%	1.95%	2.36%	2.32%
30%	19%	36%	31%	6%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Calculated using average shares outstanding.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.09	$11.55	$11.70	$11.24	$11.48

0.33	0.34	0.36	0.39	0.39
(1.61)	0.55	(0.13)	0.46	(0.24)
(1.28)	0.89	0.23	0.85	0.15

(0.33)	(0.34)	(0.38)	(0.39)	(0.39)
(0.08)	(0.01)	—	—	—
(0.41)	(0.35)	(0.38)	(0.39)	(0.39)

$10.40	$12.09	$11.55	$11.70	$11.24

(10.84% )	7.78%	2.05%	7.78%	1.36%

$18,875	$22,147	$15,072	$14,136	$10,097
0.59%	0.59%	0.59%	0.59%	0.59%
0.76%	0.75%	0.76%	0.77%	0.75%
2.95%	2.85%	3.12%	3.54%	3.48%
2.78%	2.69%	2.95%	3.36%	3.32%
30%	19%	36%	31%	6%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Calculated using average shares outstanding.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.64	$12.18	$12.49	$11.98	$12.26

0.35	0.37	0.38	0.40	0.40
(1.65)	0.46	(0.20)	0.53	(0.28)
(1.30)	0.83	0.18	0.93	0.12

(0.35)	(0.37)	(0.38)	(0.40)	(0.40)
(0.02)	—	(0.11)	(0.02)	—
(0.37)	(0.37)	(0.49)	(0.42)	(0.40)

$10.97	$12.64	$12.18	$12.49	$11.98

(10.48% )	6.88%	1.59%	7.99%	1.00%

$71,308	$86,059	$44,059	$42,203	$53,171
0.82%	0.86%	0.82%	0.82%	0.82%
0.99%	1.06%	1.03%	1.03%	1.02%
2.94%	2.95%	3.17%	3.36%	3.30%
2.77%	2.75%	2.96%	3.15%	3.10%
31%	14%	36%	32%	16%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.66	$12.21	$12.52	$12.00	$12.28

0.26	0.27	0.29	0.32	0.31
(1.64)	0.45	(0.20)	0.54	(0.28)
(1.38)	0.72	0.09	0.86	0.03

(0.26)	(0.27)	(0.29)	(0.32)	(0.31)
(0.02)	—	(0.11)	(0.02)	—
(0.28)	(0.27)	(0.40)	(0.34)	(0.31)

$11.00	$12.66	$12.21	$12.52	$12.00

(11.05% )	5.99%	0.83%	7.26%	0.25%

$2,479	$3,843	$6,829	$11,551	$13,015
1.57%	1.61%	1.57%	1.57%	1.57%
1.74%	1.81%	1.78%	1.78%	1.77%
2.19%	2.20%	2.42%	2.61%	2.55%
2.02%	2.00%	2.21%	2.40%	2.35%
31%	14%	36%	32%	16%

Financial highlights
Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.64	$12.18	$12.49	$11.98	$12.26

0.38	0.40	0.41	0.43	0.43
(1.65)	0.46	(0.20)	0.53	(0.28)
(1.27)	0.86	0.21	0.96	0.15

(0.38)	(0.40)	(0.41)	(0.43)	(0.43)
(0.02)	—	(0.11)	(0.02)	—
(0.40)	(0.40)	(0.52)	(0.45)	(0.43)

$10.97	$12.64	$12.18	$12.49	$11.98

(10.26% )	7.14%	1.84%	8.25%	1.26%

$79,900	$45,996	$34,098	$44,646	$32,953
0.57%	0.61%	0.57%	0.57%	0.57%
0.74%	0.81%	0.78%	0.78%	0.77%
3.19%	3.20%	3.42%	3.61%	3.55%
3.02%	3.00%	3.21%	3.40%	3.35%
31%	14%	36%	32%	16%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.70	$11.36	$11.48	$11.04	$11.28

0.30	0.29	0.33	0.37	0.37
(1.40)	0.34	(0.12)	0.44	(0.24)
(1.10)	0.63	0.21	0.81	0.13

(0.30)	(0.29)	(0.33)	(0.37)	(0.37)
(0.30)	(0.29)	(0.33)	(0.37)	(0.37)

$10.30	$11.70	$11.36	$11.48	$11.04

(9.49% )	5.64%	1.88%	7.48%	1.22%

$142,904	$164,258	$162,955	$167,136	$164,087
0.82%	0.83%	0.84%	0.84%	0.84%
0.96%	0.96%	0.96%	0.97%	0.97%
2.76%	2.54%	2.91%	3.31%	3.36%
2.62%	2.41%	2.79%	3.18%	3.23%
24%	10%	18%	16%	6%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.73	$11.39	$11.51	$11.07	$11.31

0.22	0.21	0.24	0.29	0.29
(1.41)	0.34	(0.12)	0.44	(0.24)
(1.19)	0.55	0.12	0.73	0.05

(0.22)	(0.21)	(0.24)	(0.29)	(0.29)
(0.22)	(0.21)	(0.24)	(0.29)	(0.29)

$10.32	$11.73	$11.39	$11.51	$11.07

(10.22% )	4.85%	1.12%	6.67%	0.47%

$4,845	$6,758	$8,121	$10,364	$10,923
1.57%	1.58%	1.59%	1.59%	1.59%
1.71%	1.71%	1.71%	1.72%	1.72%
2.01%	1.79%	2.16%	2.56%	2.61%
1.87%	1.66%	2.04%	2.43%	2.48%
24%	10%	18%	16%	6%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.70	$11.36	$11.48	$11.04	$11.28

0.33	0.32	0.36	0.40	0.40
(1.40)	0.34	(0.12)	0.44	(0.24)
(1.07)	0.66	0.24	0.84	0.16

(0.33)	(0.32)	(0.36)	(0.40)	(0.40)
(0.33)	(0.32)	(0.36)	(0.40)	(0.40)

$10.30	$11.70	$11.36	$11.48	$11.04

(9.27% )	5.91%	2.14%	7.74%	1.47%

$82,431	$76,092	$51,941	$42,317	$27,433
0.57%	0.58%	0.59%	0.59%	0.59%
0.71%	0.71%	0.71%	0.72%	0.72%
3.01%	2.79%	3.16%	3.56%	3.61%
2.87%	2.66%	3.04%	3.43%	3.48%
24%	10%	18%	16%	6%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.91	$11.52	$11.65	$11.21	$11.49

0.30	0.30	0.33	0.35	0.34
(1.47)	0.39	(0.13)	0.44	(0.28)
(1.17)	0.69	0.20	0.79	0.06

(0.30)	(0.30)	(0.33)	(0.35)	(0.34)
(0.30)	(0.30)	(0.33)	(0.35)	(0.34)

$10.44	$11.91	$11.52	$11.65	$11.21

(10.00% )	6.03%	1.77%	7.19%	0.56%

$67,247	$71,345	$60,667	$55,480	$59,425
0.86%	0.86%	0.86%	0.86%	0.86%
1.01%	1.01%	1.02%	1.03%	1.01%
2.62%	2.53%	2.87%	3.11%	3.04%
2.47%	2.38%	2.71%	2.94%	2.89%
38%	17%	22%	14%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.90	$11.51	$11.64	$11.20	$11.48

0.21	0.21	0.24	0.27	0.26
(1.46)	0.39	(0.13)	0.44	(0.28)
(1.25)	0.60	0.11	0.71	(0.02)

(0.21)	(0.21)	(0.24)	(0.27)	(0.26)
(0.21)	(0.21)	(0.24)	(0.27)	(0.26)

$10.44	$11.90	$11.51	$11.64	$11.20

(10.59% )	5.24%	1.00%	6.40%	(0.19% )

$4,997	$6,453	$8,819	$12,875	$17,597
1.61%	1.61%	1.61%	1.61%	1.61%
1.76%	1.76%	1.77%	1.78%	1.76%
1.87%	1.78%	2.12%	2.36%	2.29%
1.72%	1.63%	1.96%	2.19%	2.14%
38%	17%	22%	14%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.91	$11.52	$11.65	$11.21	$11.49

0.32	0.33	0.36	0.38	0.37
(1.47)	0.39	(0.13)	0.44	(0.28)
(1.15)	0.72	0.23	0.82	0.09

(0.32)	(0.33)	(0.36)	(0.38)	(0.37)
(0.32)	(0.33)	(0.36)	(0.38)	(0.37)

$10.44	$11.91	$11.52	$11.65	$11.21

(9.77% )	6.29%	2.02%	7.46%	0.82%

$49,393	$51,125	$36,057	$35,157	$21,310
0.61%	0.61%	0.61%	0.61%	0.61%
0.76%	0.76%	0.77%	0.78%	0.76%
2.87%	2.78%	3.12%	3.36%	3.29%
2.72%	2.63%	2.96%	3.19%	3.14%
38%	17%	22%	14%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.06	$11.66	$11.86	$11.33	$11.62

0.31	0.29	0.33	0.36	0.36
(1.50)	0.45	(0.14)	0.53	(0.29)
(1.19)	0.74	0.19	0.89	0.07

(0.31)	(0.29)	(0.33)	(0.36)	(0.36)
— [2]	(0.05)	(0.06)	—	—
(0.31)	(0.34)	(0.39)	(0.36)	(0.36)

$10.56	$12.06	$11.66	$11.86	$11.33

(9.96% )	6.46%	1.68%	8.00%	0.60%

$130,721	$161,593	$42,514	$36,058	$38,139
0.80%	0.83%	0.80%	0.80%	0.80%
0.97%	1.01%	1.05%	1.07%	1.08%
2.78%	2.47%	2.86%	3.12%	3.10%
2.61%	2.29%	2.61%	2.85%	2.82%
30%	13%	31%	21%	10%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.03	$11.63	$11.83	$11.30	$11.59

0.23	0.21	0.24	0.27	0.27
(1.50)	0.45	(0.14)	0.53	(0.29)
(1.27)	0.66	0.10	0.80	(0.02)

(0.23)	(0.21)	(0.24)	(0.27)	(0.27)
— [2]	(0.05)	(0.06)	—	—
(0.23)	(0.26)	(0.30)	(0.27)	(0.27)

$10.53	$12.03	$11.63	$11.83	$11.30

(10.66% )	5.68%	0.92%	7.20%	(0.16% )

$3,818	$4,720	$7,037	$13,459	$14,941
1.55%	1.58%	1.55%	1.55%	1.55%
1.72%	1.76%	1.80%	1.82%	1.83%
2.02%	1.72%	2.11%	2.37%	2.35%
1.85%	1.54%	1.86%	2.10%	2.07%
30%	13%	31%	21%	10%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.06	$11.66	$11.85	$11.33	$11.61

0.34	0.32	0.36	0.38	0.39
(1.51)	0.45	(0.13)	0.52	(0.28)
(1.17)	0.77	0.23	0.90	0.11

(0.34)	(0.32)	(0.36)	(0.38)	(0.39)
— [2]	(0.05)	(0.06)	—	—
(0.34)	(0.37)	(0.42)	(0.38)	(0.39)

$10.55	$12.06	$11.66	$11.85	$11.33

(9.82% )	6.73%	2.03%	8.17%	0.93%

$64,447	$50,997	$38,394	$39,363	$32,981
0.55%	0.58%	0.55%	0.55%	0.55%
0.72%	0.76%	0.80%	0.82%	0.83%
3.03%	2.72%	3.11%	3.37%	3.35%
2.86%	2.54%	2.86%	3.10%	3.07%
30%	13%	31%	21%	10%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$8.34	$8.06	$8.25	$7.93	$8.14

0.22	0.23	0.25	0.28	0.28
(1.00)	0.32	(0.11)	0.32	(0.20)
(0.78)	0.55	0.14	0.60	0.08

(0.22)	(0.23)	(0.25)	(0.28)	(0.28)
(0.03)	(0.04)	(0.08)	—	(0.01)
(0.25)	(0.27)	(0.33)	(0.28)	(0.29)

$7.31	$8.34	$8.06	$8.25	$7.93

(9.59% )	7.04%	1.72%	7.72%	0.93%

$338,811	$384,915	$364,480	$376,965	$378,038
0.84%	0.83%	0.83%	0.85%	0.88%
0.94%	0.92%	0.92%	0.93%	0.93%
2.75%	2.86%	3.09%	3.49%	3.48%
2.65%	2.77%	3.00%	3.41%	3.43%
47%	32%	40%	23%	19%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Calculated using average shares outstanding.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$8.34	$8.06	$8.25	$7.93	$8.14

0.16	0.17	0.19	0.22	0.22
(1.00)	0.32	(0.11)	0.32	(0.20)
(0.84)	0.49	0.08	0.54	0.02

(0.16)	(0.17)	(0.19)	(0.22)	(0.22)
(0.03)	(0.04)	(0.08)	—	(0.01)
(0.19)	(0.21)	(0.27)	(0.22)	(0.23)

$7.31	$8.34	$8.06	$8.25	$7.93

(10.27% )	6.24%	0.95%	6.91%	0.16%

$10,540	$14,040	$19,009	$25,065	$26,376
1.59%	1.59%	1.59%	1.61%	1.64%
1.69%	1.68%	1.68%	1.69%	1.69%
1.99%	2.10%	2.33%	2.73%	2.72%
1.89%	2.01%	2.24%	2.65%	2.67%
47%	32%	40%	23%	19%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Calculated using average shares outstanding.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$8.33	$8.05	$8.25	$7.92	$8.13

0.24	0.25	0.27	0.30	0.30
(0.99)	0.32	(0.12)	0.33	(0.20)
(0.75)	0.57	0.15	0.63	0.10

(0.24)	(0.25)	(0.27)	(0.30)	(0.30)
(0.03)	(0.04)	(0.08)	—	(0.01)
(0.27)	(0.29)	(0.35)	(0.30)	(0.31)

$7.31	$8.33	$8.05	$8.25	$7.92

(9.26% )	7.31%	1.84%	8.12%	1.16%

$72,330	$72,333	$55,919	$47,241	$41,427
0.59%	0.59%	0.59%	0.61%	0.64%
0.69%	0.68%	0.68%	0.69%	0.69%
2.99%	3.10%	3.33%	3.73%	3.72%
2.89%	3.01%	3.24%	3.65%	3.67%
47%	32%	40%	23%	19%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds	August 31, 2022

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the year ended August 31, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds)

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued)

are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$19
Delaware Tax-Free California Fund	61
Delaware Tax-Free Colorado Fund	60
Delaware Tax-Free Idaho Fund	18
Delaware Tax-Free New York Fund	162
Delaware Tax-Free Pennsylvania Fund	181

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund's average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through August 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
daily net assets
Fund	(per annum)
Delaware Tax-Free Arizona Fund	0.59%
Delaware Tax-Free California Fund	0.57%
Delaware Tax-Free Colorado Fund	0.57%
Delaware Tax-Free Idaho Fund	0.61%
Delaware Tax-Free New York Fund	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion ; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$6,736
Delaware Tax-Free California Fund	8,444
Delaware Tax-Free Colorado Fund	11,755
Delaware Tax-Free Idaho Fund	8,200
Delaware Tax-Free New York Fund	10,520
Delaware Tax-Free Pennsylvania Fund	18,281

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$7,597
Delaware Tax-Free California Fund	12,148
Delaware Tax-Free Colorado Fund	21,424
Delaware Tax-Free Idaho Fund	11,569
Delaware Tax-Free New York Fund	17,994
Delaware Tax-Free Pennsylvania Fund	39,551

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the

“Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2022, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$4,504
Delaware Tax-Free California Fund	5,911
Delaware Tax-Free Colorado Fund	9,016
Delaware Tax-Free Idaho Fund	5,774
Delaware Tax-Free New York Fund	7,974
Delaware Tax-Free Pennsylvania Fund	15,127

For the year ended August 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Arizona Fund	$1,163
Delaware Tax-Free California Fund	2,541
Delaware Tax-Free Colorado Fund	1,236
Delaware Tax-Free Idaho Fund	7,103
Delaware Tax-Free New York Fund	4,268
Delaware Tax-Free Pennsylvania Fund	8,114

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended August 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$5,133	$—
Delaware Tax-Free California Fund	29,008	371
Delaware Tax-Free Colorado Fund	7,237	237
Delaware Tax-Free Idaho Fund	3,396	191
Delaware Tax-Free New York Fund	568	473
Delaware Tax-Free Pennsylvania Fund	8,705	1,726

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds' compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona
Fund	$14,781,059	$17,231,399	$(586,309)
Delaware Tax-Free California
Fund	34,405,853	32,982,049	(544,855)
Delaware Tax-Free Colorado
Fund	18,025,518	14,442,090	(213,034)
Delaware Tax-Free Idaho Fund	7,440,543	10,546,519	(1,064,072)
Delaware Tax-Free New York
Fund	26,361,240	27,448,034	(47,659)
Delaware Tax-Free
Pennsylvania Fund	25,544,206	16,892,526	(1,176,744)

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests.

The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

3. Investments

For the year ended August 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$25,084,352	$25,368,611
Delaware Tax-Free California Fund	69,280,811	41,991,246
Delaware Tax-Free Colorado Fund	72,339,367	56,043,212
Delaware Tax-Free Idaho Fund	57,630,063	49,280,781
Delaware Tax-Free New York Fund	64,077,074	59,656,283
Delaware Tax-Free Pennsylvania Fund	214,069,637	208,587,566

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
Fund	investments	of investments	of investments	of investments
Delaware
Tax-Free
Arizona Fund	$81,041,717	$607,024	$(5,117,333)	$(4,510,309)
Delaware
Tax-Free
California Fund	158,484,562	1,496,635	(8,578,605)	(7,081,970)
Delaware
Tax-Free
Colorado Fund	240,801,442	1,318,837	(12,803,613)	(11,484,776)
Delaware
Tax-Free Idaho
Fund	127,707,761	953,045	(8,656,975)	(7,703,930)
Delaware
Tax-Free New
York Fund	202,680,867	2,450,879	(7,867,412)	(5,416,533)
Delaware
Tax-Free
Pennsylvania
Fund	433,315,197	5,972,433	(18,920,385)	(12,947,952)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2022:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$75,981,408
Short-Term Investments	550,000
Total Value of Securities	$76,531,408

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$143,612,592
Short-Term Investments	7,790,000
Total Value of Securities	$151,402,592

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$224,418,196	$224,418,196
Short-Term Investments[1]	408,470	4,490,000	4,898,470
Total Value of Securities	$408,470	$228,908,196	$229,316,666

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$116,508,207	$116,508,207
Short-Term Investments[1]	3,070,624	425,000	3,495,624
Total Value of Securities	$3,070,624	$116,933,207	$120,003,831

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$193,014,334
Short-Term Investments	4,250,000
Total Value of Securities	$197,264,334

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$420,367,245

[1]

Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Delaware Tax-Free
	Colorado Fund
	Level 1	Level 2	Total
Short-Term Investments	8.34%	91.66%	100.00%

	Delaware Tax-Free
	Idaho Fund
	Level 1	Level 2	Total
Short-Term Investments	87.84%	12.16%	100.00%

During the year ended August 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the year ended August 31, 2022, there were no Level 3 investments.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2022 and 2021 were as follows:

			Long-term
	Tax-exempt	Ordinary	capital	Distributions in
	income	income	gains	excess of income	Total
Year ended
August 31, 2022:
Delaware Tax-Free
Arizona Fund	$2,345,122	$107,751	$437,607	$—	$2,890,480
Delaware Tax-Free
California Fund	4,206,176	15,908	213,032	—	4,435,116
Delaware Tax-Free
Colorado Fund	6,829,954	257	—	—	6,830,211
Delaware Tax-Free Idaho
Fund	3,504,976	—	—	3,211	3,508,187
Delaware Tax-Free New
York Fund	5,691,604	887	53,570	—	5,746,061
Delaware Tax-Free
Pennsylvania Fund	12,165,258	1,663,148	—	53,551	13,881,957
Year ended
August 31, 2021:
Delaware Tax-Free
Arizona Fund	2,225,211	17,738	48,606	—	2,291,555
Delaware Tax-Free
California Fund	3,444,661	86	—	—	3,444,747
Delaware Tax-Free
Colorado Fund	5,990,721	988	—	—	5,991,709
Delaware Tax-Free Idaho
Fund	2,941,289	151	—	—	2,941,440
Delaware Tax-Free New
York Fund	4,474,462	—	365,078	—	4,839,540
Delaware Tax-Free
Pennsylvania Fund	12,345,155	600,806	2,336,190	—	15,282,151

5. Components of Net Assets on a Tax Basis

As of August 31, 2022, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Shares of beneficial
interest	$81,814,141	$161,930,434	$244,772,007
Undistributed tax-exempt
income	22,521	68,268	398,646
Distributions payable	(17,217)	(56,471)	(46,088)
Capital loss carryforwards	(432,801)	(1,173,700)	(3,459,353)
Unrealized appreciation
(depreciation) of
investments	(4,510,309)	(7,081,970)	(11,484,776)
Net assets	$76,876,335	$153,686,561	$230,180,436

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Shares of beneficial
interest	$135,527,490	$205,181,127	$439,428,219
Undistributed tax-exempt
income	—	178,841	—
Distributions payable	(13,527)	(95,493)	(108,055)
Capital loss carryforwards	(6,173,283)	(861,693)*	(4,691,444)
Unrealized appreciation
(depreciation) of
investments	(7,703,930)	(5,416,533)	(12,947,952)
Net assets	$121,636,750	$198,986,249	$421,680,768

*	A portion of the Fund’s capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to excess distribution. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2022, the Funds had reclassifications of:

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	Pennsylvania Fund
Paid-in capital	$(3,211)	$(53,551)

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	Pennsylvania Fund
Total distributable
earnings (loss)	3,211	53,551

Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New York Fund had no reclassifications.

At August 31, 2022, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Arizona Fund	$432,801	$—	$432,801
Delaware Tax-Free
California Fund	1,173,700	—	1,173,700
Delaware Tax-Free
Colorado Fund	3,455,970	3,383	3,459,353
Delaware Tax-Free
Idaho Fund	4,012,395	2,160,888	6,173,283
Delaware Tax-Free
New York Fund	861,693	—	861,693
Delaware Tax-Free
Pennsylvania
Fund	4,691,444	—	4,691,444

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year ended		Year ended		Year ended
	8/31/22	8/31/21	8/31/22	8/31/21	8/31/22	8/31/21
Shares sold:
Class A	300,220	513,124	1,745,483	1,023,677	1,335,477	1,050,651
Class C	24,116	23,292	38,036	50,194	55,260	77,408
Institutional Class	1,007,938	733,558	6,229,536	1,301,732	4,468,748	2,586,555

Shares from merger:[1]
Class A	—	—	—	2,796,713	—	—
Institutional Class	—	—	—	133,509	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	168,065	129,794	187,969	153,210	355,561	331,105
Class C	2,871	3,131	6,147	8,850	10,933	11,269
Institutional Class	64,976	42,741	130,790	68,426	209,604	137,029
	1,568,186	1,445,640	8,337,961	5,536,311	6,435,583	4,194,017

Shares redeemed:
Class A	(519,951)	(505,741)	(2,244,604)	(780,314)	(1,850,043)	(1,684,720)
Class C	(45,692)	(121,492)	(122,243)	(315,080)	(172,957)	(225,450)
Institutional Class	(1,090,512)	(248,526)	(2,718,798)	(663,751)	(3,176,192)	(791,630)
	(1,656,155)	(875,759)	(5,085,645)	(1,759,145)	(5,199,192)	(2,701,800)

Net increase
(decrease)	(87,969)	569,881	3,252,316	3,777,166	1,236,391	1,492,217

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

6. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Year ended		Year ended		Year ended
	8/31/22	8/31/21	8/31/22	8/31/21	8/31/22	8/31/21
Shares sold:
Class A	1,222,948	981,935	967,256	627,672	14,365,895	4,204,401
Class C	74,579	169,886	65,179	33,490	217,372	240,336
Institutional
Class	2,537,889	1,578,301	4,263,727	1,191,983	5,473,407	2,547,206

Shares from merger:[1]
Class A	—	—	—	10,151,853	—	—
Institutional
Class	—	—	—	191,220	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	156,483	133,396	297,179	233,817	1,283,255	1,375,466
Class C	9,851	11,485	5,413	7,458	36,449	51,827
Institutional
Class	133,514	87,070	127,769	104,568	302,064	249,015
	4,135,264	2,962,073	5,726,523	12,542,061	21,678,442	8,668,251

Shares redeemed:
Class A	(930,517)	(389,583)	(2,279,699)	(1,260,818)	(15,469,049)	(4,647,494)
Class C	(147,945)	(405,039)	(100,403)	(253,594)	(495,841)	(967,055)
Institutional
Class	(2,234,652)	(501,800)	(2,511,065)	(551,930)	(4,556,076)	(1,059,421)
	(3,313,114)	(1,296,422)	(4,891,167)	(2,066,342)	(20,520,966)	(6,673,970)
Net increase	822,150	1,665,651	835,356	10,475,719	1,157,476	1,994,281

[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and on the “Statements of changes in net assets.” For the years ended August 31, 2022 and 2021, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Year ended
8/31/22	8,660	4,736	—	—	13,404	$157,073
8/31/21	—	17,945	—	517	17,475	212,441
Delaware Tax-Free California Fund
Year ended
8/31/21	41	9,178	—	9,199	41	115,246
Delaware Tax-Free Colorado Fund
Year ended
8/31/22	28,759	29,958	—	—	58,786	624,114
8/31/21	363	23,555	—	23,639	363	277,845
Delaware Tax-Free Idaho Fund
Year ended
8/31/22	—	2,774	—	868	1,906	31,924
8/31/21	17,257	39,913	—	30,392	26,800	675,359
Delaware Tax-Free New York Fund
Year ended
8/31/22	2,825	299	—	298	2,833	37,182
8/31/21	—	4,465	8,571	13,029	—	156,853
Delaware Tax-Free Pennsylvania Fund
Year ended
8/31/22	59,419	9,495	—	9,502	59,480	539,221
8/31/21	42,470 104,699		647	89,432	58,557	1,214,761

Delaware Tax-Free California Fund did not have any exchange transactions for the year ended August 31, 2022.

7. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize (the "Reorganization") Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund (the "Acquired Funds"), each a series of Delaware Group® Limited-Term Government Funds, with and into Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund (the “Acquiring Funds”), each a series of the Trust, respectively. Pursuant to an Agreement and Plan of

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

7. Reorganization (continued)

Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Funds, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Free California II		Delaware Tax-Free California
	Fund		Fund
Class A	$34,679,243	2,710,905	2,796,713	$44,625,207	1.0317
Class C	—	—	—	6,281,715	—
Institutional
Class	1,655,513	129,715	133,509	34,207,309	1.0292

	Delaware Tax-Free New York II		Delaware Tax-Free New York
	Fund		Fund
Class A	119,588,826	8,207,503	10,151,853	42,891,574	1.2369
Institutional
Class	—	—	—	6,850,309	—
Class R6	2,252,578	154,568	191,220	40,282,693	1.2371

The net assets of the Acquiring Funds before the Reorganization were $85,114,231 and $90,024,576 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively. The net assets of the Acquiring Funds immediately following the Reorganization were $121,448,987 and $211,865,980 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ proforma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free New York Fund
Net investment income	$4,467,220	$7,736,030
Net realized gain on
investments	1,105,213	1,210,748
Net change in unrealized
appreciation
(depreciation)	2,876,395	6,857,850
Net increase in net assets
resulting from
operations	$8,448,828	$15,804,628

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

8. Line of Credit (continued)

Each Fund had no amounts outstanding as of August 31, 2022, or at any time during the year then ended.

9. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities.

Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

9. Geographic, Credit, and Market Risks (continued)

Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in the Funds' financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II and Delaware Group® State Tax-Free Income Trust and Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Pennsylvania Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund (three of the funds constituting Voyageur Mutual Funds), Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) and Delaware Tax-Free Pennsylvania Fund (constituting Delaware Group® State Tax-Free Income Trust) (hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2022, each Fund reports distributions paid during the year as follows:

	(A)			(D)
	Long-Term	(B)		Distributions
	Capital	Ordinary	(C)	in
	Gains	Income	Tax-Exempt	Excess of	Total
	Distributions	Distributions	Distributions	Income	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware
Tax-Free
Arizona
Fund	15.14%	3.73%	81.13%	—	100.00%
Delaware
Tax-Free
California
Fund	4.80%	0.36%	94.84%	—	100.00%
Delaware
Tax-Free
Colorado
Fund	—	—	100.00%	—	100.00%
Delaware
Tax-Free
Idaho
Fund	—	—	99.91%	0.09%	100.00%
Delaware
Tax-Free
New
York
Fund	0.93%	0.02%	99.05%	—	100.00%

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Tax Information

	(A)			(D)
	Long-Term	(B)		Distributions
	Capital	Ordinary	(C)	in
	Gains	Income	Tax-Exempt	Excess of	Total
	Distributions	Distributions	Distributions	Income	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware
Tax-Free
Pennsylvania
Fund	—	11.98%	87.63%	0.39%	100.00%

____________________

(A), (B), (C) and (D) are based on a percentage of each Fund’s total distributions.

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at a meeting held August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Contract Renewal Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; brokerage reports; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at meetings of the Fixed Income, Multi-Asset and Sub-advised Funds Investment Committee throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5, and 10-year periods, to the extent applicable, ended December 31, 2021. The Board’s objective is that each Fund perform above the median relative to its peer group for the majority of its 1-, 3-, and 5-year relative performance periods.

Delaware Tax-Free Arizona Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at a meeting held August 9-11, 2022 (continued) return for the 1-year, 3-year and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free California Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds, regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Colorado Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt, regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary distribution. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free New York Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds, regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Pennsylvania Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds, regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s actual total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Arizona Fund – The expense comparisons for the Fund showed that its actual management fee, after waivers, was below the Expense Universe median and its actual total expenses were in the quartile with the second lowest expenses of its Expense Group average. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free California Fund – The expense comparisons for the Fund showed that its actual management fee, after waivers, was below the Expense Universe median and its actual total expenses were in the quartile with the highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee after waivers but noted that the Fund’s actual total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered favorably fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective. The Board also acknowledged that the Fund’s management fee remained reasonable in light of its short- and long-term performance record on both an absolute and comparative basis.

Delaware Tax-Free Colorado Fund – The expense comparisons for the Fund showed that its actual management fee, after waivers, was below the Expense Universe median and its actual total expenses were in the quartile with the second lowest expenses of its Expense Group average. The Board was satisfied with the actual management fee and actual total expenses of the Fund in comparison to those of its Expense Universe and Expense Group, respectively, as shown in the Broadridge report.

Delaware Tax-Free Idaho Fund – The expense comparisons for the Fund showed that its actual management fee, after waivers, was below the Expense Universe median and its actual total expenses were in the quartile with the second lowest expenses of its Expense Group average. The Board was satisfied with the actual management fee and actual total expenses of the Fund in comparison to those of its Expense Universe and Expense Group, respectively, as shown in the Broadridge report.

Delaware Tax-Free New York Fund – The expense comparisons for the Fund showed that its actual management fee, after waivers, was below the Expense Universe median and its total expenses were in the quartile with the second highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee after waivers but noted that the Fund’s actual total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered favorably fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at a meeting held August 9-11, 2022 (continued)

The Board also acknowledged that the Fund’s management fee remained reasonable in light of its short- and long-term performance record on both an absolute and comparative basis.

Delaware Tax-Free Pennsylvania Fund – The expense comparisons for the Fund showed that its actual management fee, after waivers, was above the Expense Universe median and its actual total expenses were in the quartile with the second highest expenses of its Expense Group average. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered favorably fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective. The Board also acknowledged that the Fund’s management fee remained reasonable in light of its short- and long-term performance record on both an absolute and comparative basis.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding DMC profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2022, the Funds had each not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if each Fund increases sufficiently in size, then economies of scale may be shared.

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Interested Trustee

Shawn K. Lytle[1]	President,	President and	128	Macquarie Asset	None
100 Independence	Chief Executive	Chief Executive		Management[2]
610 Market Street	Officer,	Officer		(2015–Present)
Philadelphia, PA	and Trustee	since August 2015		-Global Head of
19106-2354				Macquarie Asset
February 1970		Trustee since		Management
		September 2015		(2019–Present)
-Head of Americas of
Macquarie Group
(2017–Present)
-Deputy Global Head of
Macquarie Asset
Management
(2017–2019)
-Head of Macquarie
Asset Management
Americas (2015–2017)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Independent Trustees

Jerome D.	Trustee	Since January 2019	128	Stonebrook Capital	None
Abernathy				Management, LLC
100 Independence				(financial
610 Market Street				technology: macro
Philadelphia, PA				factors and databases)
19106-2354				-Managing Member
July 1959				(1993-Present)

Thomas L. Bennett	Chair and Trustee	Trustee since March	128	Private Investor	None
100 Independence		2005		(2004–Present)
610 Market Street
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	128	J.P. Morgan Chase & Co.	Banco Santander International
100 Independence				(1987-2013)	(2016–2019)
610 Market Street				-Chief Executive Officer,	Santander Bank, N.A.
Philadelphia, PA				Private Wealth	(2016-2019)
19106-2354				Management
November 1958				(2011–2013)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Joseph W. Chow	Trustee	Since January 2013	128	Private Investor	None
100 Independence				(2011–Present)
610 Market Street
Philadelphia, PA
19106-2354
January 1953

H. Jeffrey Dobbs[3]	Trustee	Since December 2021	128	KPMG LLP	TechAccel LLC
100 Independence				(2010-2015)	(2015–Present)
610 Market Street				-Global Sector Chairman,	PatientsVoices, Inc.
Philadelphia, PA				Industrial Manufacturing	(2018–Present)
19106-2354				(2010-2015)	Valparaiso University Board
May 1955					(2012-Present)
Ivy Funds Complex (2019-2021)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

John A. Fry	Trustee	Since January 2001	128	Drexel University	Federal Reserve
100 Independence				-President	Bank of Philadelphia
610 Market Street				(August 2010–Present)	(2020–Present)
Philadelphia, PA					FS Credit Real Estate Income
19106-2354					Trust, Inc. (2018–Present)
May 1960					vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Joseph Harroz, Jr.[3]	Trustee	Since December 2021	128	University of Oklahoma	OU Medicine, Inc.
100 Independence				-President	(2020–Present)
610 Market Street				(2020–Present)	Big 12 Athletic Conference
Philadelphia, PA				-Interim President	(2019-Present)
19106-2354				(2019–2020)	Valliance Bank
January 1967				-Vice President and	(2007–Present)
				Dean, College of Law	Ivy Funds
				(2010–2019)	(1998-2021)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
(2019–Present)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Sandra A.J.	Trustee	Since December 2021	128	Children’s Mercy	Brixmor Property Group Inc.
Lawrence[3]				Hospitals and Clinics	(2021-Present)
100 Independence				(2005–2019)	Sera Prognostics Inc.
610 Market Street				-Chief Administrative	(biotechnology) (2021-Present)
Philadelphia, PA				Officer	Recology (resource recovery)
19106-2354				(2016–2019)	(2021-Present)
September 1957					Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
Ivy Funds Complex (2019-2021)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy NextShares (2019)
Westar Energy (utility)
(2004-2018)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Frances A.	Trustee	Since September	128	Banco Itaú International	Florida Chapter of National
Sevilla-Sacasa		2011		-Chief Executive Officer	Association of Corporate
100 Independence				(2012–2016)	Directors (2021-Present)
610 Market Street					Callon Petroleum Company
Philadelphia, PA					(2019-Present)
19106-2354					Camden Property Trust
January 1956					(2011-Present)
New Senior Investment
Group Inc. (2021)
Carrizo Oil & Gas, Inc.
(2018-2019)

Thomas K. Whitford	Trustee	Since January 2013	128	PNC Financial Services	HSBC USA Inc.
100 Independence				Group (1983–2013)	(2014–Present)
610 Market Street				-Vice Chairman	HSBC North America
Philadelphia, PA				(2009-2013)	Holdings Inc.
19106-2354					(2013–Present)
March 1956					HSBC Finance Corporation
(2013–2018)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Christianna Wood	Trustee	Since January 2019	128	Gore Creek	The Merger Fund
100 Independence				Capital, Ltd.	(2013–2021),
610 Market Street				-Chief Executive Officer	The Merger Fund VL
Philadelphia, PA				and President	(2013–2021),
19106-2354				(2009–Present)	WCM Alternatives: Event-Driven
August 1959					Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–Present)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Janet L. Yeomans	Trustee	Since April 1999	128	3M Company	Okabena Company (2009–2017)
100 Independence				(1995-2012)
610 Market Street				-Vice President and
Philadelphia, PA				Treasurer (2006–2012)
19106-2354
July 1948

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	128	David F. Connor has	None[4]
100 Independence	General Counsel, and	since May 2013;		served in various
610 Market Street	Secretary	General Counsel		capacities at different
Philadelphia, PA		since May 2015;		times at Macquarie Asset
19106-2354		Secretary since		Management.
December 1963		October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	128	Daniel V. Geatens has	None[4]
100 Independence	and Treasurer	and Treasurer since		served in various
610 Market Street		October 2007		capacities at different
Philadelphia, PA				times at Macquarie Asset
19106-2354				Management.
October 1972

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Richard Salus	Senior Vice President	Senior Vice President	128	Richard Salus has	None
100 Independence	and Chief Financial	and Chief Financial		served in various
610 Market Street	Officer	Officer since		capacities at different
Philadelphia, PA		November 2006		times at Macquarie Asset
19106-2354				Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Asset Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.
[4]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.

President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. Joseph W. Chow Private Investor H. Jeffrey Dobbs Former Global Sector Chairman Industrial Manufacturing, KPMG, LLP	President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $194,944 for the fiscal year ended August 31, 2022.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $178,848 for the fiscal year ended August 31, 2021.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $958,376 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $26,485 for the fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $27,500 for the fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,044,000 and $9,044,000 for the registrant’s fiscal years ended August 31, 2022 and August 31, 2021, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 4, 2022

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 4, 2022